Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	FLOWSERVE CORP
Entity Central Index Key	0000030625
Document Type	8-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 175,213	$ 337,356	$ 557,579
Accounts receivable, net	1,057,642	1,060,249	839,566
Inventories, net	1,149,178	1,008,379	886,731
Deferred taxes	126,605	121,905	131,996
Prepaid expenses and other	109,009	100,465	107,872
Total current assets	2,617,647	2,628,354	2,523,744
Property, plant and equipment, net	591,805	598,746	581,245
Goodwill	1,042,410	1,045,077	1,012,530
Deferred taxes	19,291	17,843	24,343
Other intangible assets, net	154,839	163,482	147,112
Other assets, net	179,891	169,112	170,936
Total assets	4,605,883	4,622,614	4,459,910
Current liabilities:
Accounts payable	541,925	597,342	571,021
Accrued liabilities	831,182	808,601	817,837
Debt due within one year	370,635	53,623	51,481
Deferred taxes	8,848	10,755	16,036
Total current liabilities	1,752,590	1,470,321	1,456,375
Long-term debt due after one year	426,140	451,593	476,230
Retirement obligations and other liabilities	429,549	422,470	414,272
Commitments and contingencies (See Note 13)
Shareholders' equity:
Common shares, $1.25 par value Shares authorized - 120,000	73,664	73,664	73,664
Capital in excess of par value	538,944	621,083	613,861
Retained earnings	2,367,469	2,205,524	1,848,680
Equity before treasury stock deferred compensation equity and accumulated other comprehensive loss net of tax and noncontrolling interest	2,980,077	2,900,271	2,536,205
Treasury shares, at cost	(765,729)	(424,052)	(292,210)
Deferred compensation obligation	10,554	9,691	9,533
Accumulated other comprehensive loss	(237,302)	(216,097)	(150,506)
Total Flowserve Corporation shareholders' equity	1,987,600	2,269,813	2,103,022
Noncontrolling interest	10,004	8,417	10,011
Total equity	1,997,604	2,278,230	2,113,033
Total liabilities and equity	$ 4,605,883	$ 4,622,614	$ 4,459,910

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 19,174	$ 20,351	$ 18,632
Accumulated depreciation on property, plant and equipment	$ 749,973	$ 719,992	$ 682,715
Shareholders' equity:
Common shares, par value	$ 1.25	$ 1.25	$ 1.25
Common shares, shares authorized	120,000	120,000	120,000
Common shares, shares issued	58,931	58,931	58,931
Treasury shares, shares	8,080	5,025	3,872

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 1,182,225	$ 1,125,752	$ 2,257,205	$ 2,122,959	$ 4,510,201	$ 4,032,036	$ 4,365,262
Cost of sales	(797,623)	(756,414)	(1,513,420)	(1,405,926)	(2,996,555)	(2,622,343)	(2,817,130)
Gross profit	384,602	369,338	743,785	717,033	1,513,646	1,409,693	1,548,132
Selling, general and administrative expense	(223,892)	(232,983)	(445,781)	(455,622)	(914,080)	(844,990)	(934,451)
Net earnings from affiliates	4,086	3,751	9,315	8,948	19,111	16,649	15,836
Operating income	164,796	140,106	307,319	270,359	618,677	581,352	629,517
Interest expense	(8,922)	(9,534)	(17,731)	(18,139)	(36,181)	(34,301)	(40,005)
Interest income	237	394	519	883	1,581	1,575	3,247
Other income (expense), net	(8,046)	5,985	(12,985)	14,474	3,678	(18,349)	(7,968)
Earnings before income taxes	148,065	136,951	277,122	267,577	587,755	530,277	584,791
Provision for income taxes	(39,580)	(38,227)	(75,095)	(71,857)	(158,524)	(141,596)	(156,460)
Net earnings, including noncontrolling interests	108,485	98,724	202,027	195,720	429,231	388,681	428,331
Less: Net (earnings) loss attributable to noncontrolling interests	(1,169)	8	(1,586)	(5)	(649)	(391)	(444)
Net earnings attributable to Flowserve Corporation	$ 107,316	$ 98,732	$ 200,441	$ 195,715	$ 428,582	$ 388,290	$ 427,887
Net earnings per share attributable to Flowserve Corporation common shareholders:
Basic	$ 1.99	$ 1.77	$ 3.7	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted	$ 1.98	$ 1.76	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Cash dividends declared per share	$ 0.36	$ 0.32	$ 0.72	$ 0.64	$ 1.28	$ 1.16	$ 1.08

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net earnings, including noncontrolling interests	$ 108,485	$ 98,724	$ 202,027	$ 195,720	$ 429,231	$ 388,681	$ 428,331
Other comprehensive income (expense):
Foreign currency translation adjustments, net of tax	(58,699)	27,318	(23,559)	76,121	(56,842)	(10,612)	63,049
Pension and postretirement effects, net of taxes	2,501	854	2,546	459	(8,490)	6,396	(3,603)
Cash flow hedging activity, net of tax	88	(677)	(304)	(429)	(307)	2,823	3,507
Other comprehensive (expense) income	(56,110)	27,495	(21,317)	76,151	(65,639)	(1,393)	62,953
Comprehensive income, including noncontrolling interests	52,375	126,219	180,710	271,871	363,592	387,288	491,284
Comprehensive income attributable to noncontrolling interests	(1,022)	4	(1,474)	(432)	(601)	(476)	(1,105)
Comprehensive income attributable to Flowserve Corporation	$ 51,353	$ 126,223	$ 179,236	$ 271,439	$ 362,991	$ 386,812	$ 490,179

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Foreign curency translation, taxes	$ 35,520	$ (15,508)	$ 14,256	$ (43,191)	$ 34,397	$ 6,504	$ (35,465)
Pension and other postretirement effects, taxes	(1,278)	(548)	(1,662)	(644)	3,107	(2,921)	316
Cash flow hedging activity, taxes	$ (78)	$ 387	$ 159	$ 246	$ 186	$ (1,730)	$ (1,973)

Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Deferred Compensation, Share-based Payments [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2008	$ 1,374,198	$ 73,477	$ 586,371	$ 1,159,634	$ (248,073)	$ 7,678	$ (211,320)	$ 6,431
Balance, shares at Dec. 31, 2008		58,781			(3,566)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock activity under stock plans	(2,244)	117	(15,733)		13,372
Stock activity under stock plans, shares		94			192
Stock-based compensation	40,751		40,660	91
Tax benefit associated with stock-based compensation	447		447
Net earnings	428,331			427,887				444
Cash dividends declared	(60,838)			(60,838)
Repurchases of common shares	(40,955)				(40,955)
Repurchases of common shares, shares					(545)
Increases to obligation for new deferrals	1,406					1,406
Compensation obligations satisfied	(400)					(400)
Foreign currency translation adjustments, net of tax	63,049						62,388	661
Pension and postretirement effects, net of tax	(3,603)						(3,603)
Cash flow hedging activity, net of tax	3,507						3,507
Sales of shares to noncontrolling interests	327							327
Dividends paid to noncontrolling interests	(2,229)							(2,229)
Balance at Dec. 31, 2009	1,801,747	73,594	611,745	1,526,774	(275,656)	8,684	(149,028)	5,634
Balance, shares at Dec. 31, 2009		58,875			(3,919)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock activity under stock plans	(10,811)	70	(40,343)		29,462
Stock activity under stock plans, shares		56			497
Stock-based compensation	32,428		32,489	(61)
Tax benefit associated with stock-based compensation	9,970		9,970
Net earnings	388,681			388,290				391
Cash dividends declared	(66,323)			(66,323)
Repurchases of common shares	(46,016)				(46,016)
Repurchases of common shares, shares					(450)
Increases to obligation for new deferrals	1,137					1,137
Compensation obligations satisfied	(288)					(288)
Foreign currency translation adjustments, net of tax	(10,612)						(10,697)	85
Pension and postretirement effects, net of tax	6,396						6,396
Cash flow hedging activity, net of tax	2,823						2,823
Sales of shares to noncontrolling interests	4,384							4,384
Dividends paid to noncontrolling interests	(483)							(483)
Balance at Dec. 31, 2010	2,113,033	73,664	613,861	1,848,680	(292,210)	9,533	(150,506)	10,011
Balance, shares at Dec. 31, 2010	58,931	58,931			(3,872)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock activity under stock plans	(12,499)	0	(30,657)		18,158
Stock activity under stock plans, shares		0			330
Stock-based compensation	32,090		32,067	23
Tax benefit associated with stock-based compensation	5,812		5,812
Net earnings	429,231			428,582				649
Cash dividends declared	(71,761)			(71,761)
Repurchases of common shares	(150,000)				(150,000)
Repurchases of common shares, shares					(1,483)
Increases to obligation for new deferrals	1,137					1,137
Compensation obligations satisfied	(979)					(979)
Foreign currency translation adjustments, net of tax	(56,842)						(56,794)	(48)
Pension and postretirement effects, net of tax	(8,490)						(8,490)
Cash flow hedging activity, net of tax	(307)						(307)
Dividends paid to noncontrolling interests	(2,195)							(2,195)
Balance at Dec. 31, 2011	$ 2,278,230	$ 73,664	$ 621,083	$ 2,205,524	$ (424,052)	$ 9,691	$ (216,097)	$ 8,417
Balance, shares at Dec. 31, 2011	58,931	58,931			(5,025)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows - Operating activities:
Net earnings, including noncontrolling interests	$ 202,027	$ 195,720	$ 429,231	$ 388,681	$ 428,331
Adjustments to reconcile net earnings to net cash used by operating activities:
Depreciation	44,340	44,373	90,653	90,509	85,585
Amortization of intangible and other assets	10,172	8,299	14,168	10,785	9,860
Amortization of deferred loan costs			2,740	3,247	2,208
Loss on early extinguishment of debt			0	1,601	0
Net (gain) loss on disposition of assets	(10,549)	(595)	(149)	356	864
Acquisition-related non-cash gains			0	0	(4,448)
Gain on sale of investment			0	(3,993)	0
Excess tax benefits from stock-based payment arrangements	(10,946)	(5,021)	(5,668)	(10,048)	(1,174)
Stock-based compensation	15,425	16,271	32,090	32,428	40,751
Net earnings from affiliates, net of dividends received	(4,723)	1,623	(5,213)	(9,990)	(4,189)
Change in assets and liabilities, net of acquisitions:
Accounts receivable, net	(13,317)	(121,537)	(243,118)	(51,974)	50,730
Inventories, net	(155,739)	(161,296)	(139,754)	(52,905)	74,674
Prepaid Expense and Other Assets	(16,617)	(32,670)	(12,227)	(2,363)	20,840
Other assets, net	(7,219)	(6,091)	(3,629)	6,763	1,559
Accounts payable	(46,763)	(114,811)	45,845	70,741	(104,679)
Accrued liabilities and income taxes payable	49,908	(75,279)	(6,901)	(125,591)	(106,810)
Retirement obligations and other liabilities	5,140	11,000	6,682	(20,296)	(71,623)
Net deferred taxes	(764)	2,219	13,463	27,824	8,798
Net cash flows provided (used) by operating activities	60,375	(237,795)	218,213	355,775	431,277
Cash flows - Investing activities:
Capital expenditures	(56,885)	(48,498)	(107,967)	(102,002)	(108,448)
Payments for acquisitions, net of cash acquired	(3,996)	(890)	(90,505)	(199,396)	(30,750)
Proceeds from disposal of assets	7,902	3,735	4,269	11,030	556
Affiliate investing activity, net	(1,620)	0	0	3,651	0
Net cash flows used by investing activities	(54,599)	(45,653)	(194,203)	(286,717)	(138,642)
Cash flows - Financing activities:
Excess tax benefits from stock-based payment arrangements	10,946	5,021	5,668	10,048	1,174
Payments on long-term debt	(12,500)	(12,500)	(25,000)	(544,016)	(5,682)
Proceeds from issuance of long-term debt			0	500,000	0
Payments of deferred loan costs			0	(11,596)	(2,764)
Net borrowings (payments) under other financing arrangements	4,826	4,348	1,581	2,421	(684)
Repurchases of common shares	(432,898)	(26,025)	(150,000)	(46,015)	(40,955)
Payments of dividends	(37,082)	(33,977)	(69,557)	(63,582)	(59,204)
Proceeds from stock option activity	(460)	224	547	5,926	2,939
Dividends paid to noncontrolling interests			(2,195)	(483)	(2,229)
Sales of shares to noncontrolling interests			0	4,384	327
Net cash flows used by financing activities	(167,168)	(62,909)	(238,956)	(142,913)	(107,078)
Effect of exchange rate changes on cash	(751)	10,090	(5,277)	(22,886)	(3,293)
Net change in cash and cash equivalents	(162,143)	(336,267)	(220,223)	(96,741)	182,264
Cash and cash equivalents at beginning of period	337,356	557,579	557,579	654,320	472,056
Cash and cash equivalents at end of period	175,213	221,312	337,356	557,579	654,320
Income taxes paid (net of refunds)			113,921	135,892	189,520
Interest paid			$ 32,368	$ 31,009	$ 38,067

Significant Accounting Policies and Accounting Developments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies and Accounting Developments
Basis of Presentation and Accounting Policies
Basis of Presentation
The accompanying condensed consolidated balance sheet as of June 30, 2012, the related condensed consolidated statements of income and comprehensive income for the three and six months ended June 30, 2012 and 2011, and the condensed consolidated statements of cash flows for the six months ended June 30, 2012 and 2011, of Flowserve Corporation, are unaudited. In management’s opinion, all adjustments comprising normal recurring adjustments necessary for a fair presentation of such condensed consolidated financial statements have been made.
The accompanying condensed consolidated financial statements and notes in this Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2012 ("Quarterly Report") are presented as permitted by Regulation S-X and do not contain certain information included in our annual financial statements and notes thereto. Accordingly, the accompanying condensed consolidated financial information should be read in conjunction with the consolidated financial statements presented in our Annual Report on Form 10-K for the year ended December 31, 2011 ("2011 Annual Report").
European Sovereign Debt Crisis – At June 30, 2012, we had no direct investments in European sovereign or non-sovereign debt. However, certain of our defined benefit plans hold investments in European equity and fixed income securities as discussed in Note 12 to our consolidated financial statements included in our 2011 Annual Report. Other than broad, macro-level economic impacts, including foreign exchange rate impacts, we did not experience any direct or measurable disruptions during the three and six months ended June 30, 2012 due to the European sovereign debt crisis. We will continue to monitor and evaluate the impact of any future developments in the region on our current business, our customers and suppliers and the state of the global economy.
Events in North Africa and Middle East – As previously disclosed in our 2011 Annual Report, during 2011 political and economic conditions in North Africa caused us to experience shipment delays to this region. For the three and six months ended June 30, 2012 there was no impact to operating income due to delayed shipments to this region. The preponderance of our physical assets in the region are located in the Kingdom of Saudi Arabia and the United Arab Emirates and have, to date, not been significantly affected by the unrest elsewhere in the region.
Accounting Policies
Significant accounting policies, for which no significant changes have occurred in the six months ended June 30, 2012, are detailed in Note 1 to our consolidated financial statements included in our 2011 Annual Report.
Accounting Developments
Pronouncements Implemented
In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," which clarifies the requirements in accounting principles generally accepted in the United States ("U.S. GAAP") for measuring fair value and for disclosing information about fair value measurements in order to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRSs"). The amendments do not result in a major change in the application of the requirements in Topic 820, but clarify the application of existing fair value measurement requirements and change particular principles or requirements for measuring fair value and for disclosing information about fair value measurements. Our adoption of ASU No. 2011-04, effective January 1, 2012, had no impact on our consolidated financial condition and results of operations.
In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Accounting Standards Codification ("ASC") 220): Presentation of Comprehensive Income," which specifies that an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This amendment also requires an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," to defer the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. Our adoption of ASU Nos. 2011-05 and 2011-12, effective January 1, 2012, had no impact on our consolidated financial condition and results of operations.
In September 2011, the FASB issued ASU No. 2011-08, "Intangibles - Goodwill and Other (ASC 350): Testing Goodwill for Impairment," which specifies that an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Our adoption of ASU No. 2011-08, effective January 1, 2012, had no impact on our consolidated financial condition and results of operations.
 Pronouncements Not Yet Implemented
In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires enhanced disclosures about financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45, "Balance Sheet - Offsetting," or ASC 815-10-45, "Derivatives and Hedging - Overall," or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. ASU No. 2011-11 is effective for fiscal years, and interim periods within those years, beginning after December 31, 2012. The disclosure requirements shall be applied retrospectively for all periods presented. The adoption of ASU No. 2011-11 will not have an impact on our consolidated financial condition and results of operations.

SIGNIFICANT ACCOUNTING POLICIES AND ACCOUNTING DEVELOPMENTS
We are principally engaged in the worldwide design, manufacture, distribution and service of industrial flow management equipment. We provide long lead-time, custom and other highly engineered pumps; standardized, general purpose pumps; mechanical seals; industrial valves; and related automation products and solutions primarily for oil and gas, chemical, power generation, water management and other general industries requiring flow management products and services. Equipment manufactured and serviced by us is predominantly used in industries that deal with difficult-to-handle and corrosive fluids, as well as environments with extreme temperatures, pressure, horsepower and speed. Our business is affected by economic conditions in the United States ("U.S.") and other countries where our products are sold and serviced, by the cyclical nature and competitive environment of the oil and gas, chemical, power generation, water management and other industries served, by the relationship of the U.S. dollar to other currencies and by the demand for and pricing of our customers’ end products.
European Sovereign Debt Crisis — At December 31, 2011, we had no direct investments in European sovereign or non-sovereign debt. However, certain of our defined benefit plans hold investments in European equity and fixed income securities as discussed in Note 12. Other than broad, macro-level economic impacts, we did not experience any direct or measurable disruptions in 2011 due to the European sovereign debt crisis. We will continue to monitor and evaluate the impact of any future developments in the region on our current business, our customers and suppliers and the state of the global economy. Additional adverse developments could potentially impact our customers’ exposures to sovereign and non-sovereign European debt and could soften the level of capital investment and demand for our products and services.
Ongoing Events in North Africa, Middle East and Japan — Ongoing political and economic conditions in North Africa have caused us to experience shipment delays to this region. We estimate that the shipments to this region that have been delayed resulted in lost or delayed opportunities for operating income of $11.2 million for 2011. The preponderance of our physical assets in the region are located in the Kingdom of Saudi Arabia and the United Arab Emirates and have, to date, not been significantly affected by the unrest elsewhere in the region.
We continue to assess the conditions and potential adverse impacts of the earthquake and tsunami in Japan in early 2011, in particular as they relate to our customers and suppliers in the impacted regions, as well as announced and potential regulatory impacts to the global nuclear power market. During 2011, we did not experience any significant adverse impacts due to shipment delays, collection issues or supply chain disruptions. We are also closely monitoring the effects of the Japan crisis on the global nuclear power industry. While it is difficult to estimate the long-term effect of the Fukushima plant shutdown on the global nuclear power market, we have continued to ship nuclear orders in our backlog without significant disruption. We believe that there has been a related reduction in nuclear orders that could continue in the near term, though other parts of our overall power generation business could benefit as nuclear priorities are reevaluated.
Segment Reorganization — As previously disclosed in our Annual Report on Form 10-K for the year ended December 31, 2010, we reorganized our divisional operations by combining the former Flowserve Pump Division ("FPD") and former Flow Solutions Division ("FSD") into the Flow Solutions Group ("FSG"), effective January 1, 2010. FSG was divided into two reportable segments based on type of product and how we manage the business: FSG Engineered Product Division ("EPD") and FSG Industrial Product Division ("IPD"). EPD includes the longer lead-time, custom and other highly engineered pump product operations of the former FPD and substantially all of the operations of the former FSD. IPD consists of the more standardized, general purpose engineered pump product operations of the former FPD. Flow Control Division ("FCD") was not affected. We have retrospectively adjusted prior period financial information to reflect the current reporting structure.
Venezuela — As previously disclosed in our Annual Report on Form 10-K for the year ended December 31, 2010, effective January 11, 2010, the Venezuelan government devalued its currency (Bolivar) and moved to a two-tier exchange structure. The official exchange rate moved from 2.15 to 4.30 Bolivars to the U.S. dollar for non-essential items and to 2.60 Bolivars to the U.S. dollar for essential items. Additionally, effective January 1, 2010, Venezuela was designated as hyperinflationary, and as a result, we began to use the U.S. dollar as our functional currency in Venezuela. On December 30, 2010, the Venezuelan government announced its intention to eliminate the favorable essential items rate effective January 1, 2011. Our operations in Venezuela generally consist of a service center that both imports equipment and parts from certain of our other locations for resale to third parties within Venezuela and performs service and repair activities. Our Venezuelan subsidiary’s sales for the year ended December 31, 2011 and total assets at December 31, 2011 represented less than 1% of our consolidated sales and total assets for the same period.
Although approvals by Venezuela’s Commission for the Administration of Foreign Exchange have slowed, we have historically been able to remit dividends and other payments at the official rate, and we currently anticipate doing so in the future. Accordingly, we used the official rate of 4.30 Bolivars to the U.S. dollar for re-measurement of our Venezuelan financial statements into U.S. dollars for all periods presented.
As a result of the currency devaluation, we recognized a net loss of $7.6 million in 2010. The loss was reported in other income (expense), net in our consolidated statement of income and resulted in no tax benefit. The elimination of the favorable essential items rate, effective January 1, 2011, had no impact on our consolidated financial position or results of operations as of and for the year ended December 31, 2011 included in this Annual Report on Form 10-K for the year ended December 31, 2011 ("Annual Report").
We have evaluated the carrying value of related assets and concluded that there is no current impairment. We are continuing to assess and monitor the ongoing impact of the currency devaluations on our Venezuelan operations and imports into the market, including our Venezuelan subsidiary’s ability to remit cash for dividends and other payments at the official rate, as well as further actions of the Venezuelan government and economic conditions in Venezuela that may adversely impact our future consolidated financial condition or results of operations.
Principles of Consolidation — The consolidated financial statements include the accounts of our company and our wholly and majority-owned subsidiaries. In addition, we consolidate any variable interest entities for which we are deemed to be the primary beneficiary. Noncontrolling interests of non-affiliated parties have been recognized for all majority-owned consolidated subsidiaries. Intercompany profits, transactions and balances among consolidated entities have been eliminated from our consolidated financial statements. Investments in unconsolidated affiliated companies, which represent noncontrolling ownership interests between 20% and 50%, are accounted for using the equity method, which approximates our equity interest in their underlying equivalent net book value under accounting principles generally accepted in the U.S. ("GAAP"). Investments in interests where we own less than 20% of the investee are accounted for by the cost method, whereby income is only recognized in the event of dividend receipt. Investments accounted for by the cost method are tested annually for impairment. We recorded a $3.1 million gain in 2010 on the sale of an investment in a joint venture that was accounted for under the cost method.
Use of Estimates — The process of preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of certain assets, liabilities, revenues and expenses. Management believes its estimates and assumptions are reasonable; however, actual results may differ materially from such estimates. The most significant estimates and assumptions made by management are used in determining:

•	Revenue recognition, net of liquidated damages and other delivery penalties;

•	Income taxes, deferred taxes, tax valuation allowances and tax reserves;

•	Reserves for contingent loss;

•	Retirement and postretirement benefits; and

•	Valuation of goodwill, indefinite-lived intangible assets and other long-lived assets.
Revenue Recognition — Revenues for product sales are recognized when the risks and rewards of ownership are transferred to the customers, which is typically based on the contractual delivery terms agreed to with the customer and fulfillment of all but inconsequential or perfunctory actions. In addition, our policy requires persuasive evidence of an arrangement, a fixed or determinable sales price and reasonable assurance of collectability. We defer the recognition of revenue when advance payments are received from customers before performance obligations have been completed and/or services have been performed. Freight charges billed to customers are included in sales and the related shipping costs are included in cost of sales in our consolidated statements of income. Our contracts typically include cancellation provisions that require customers to reimburse us for costs incurred up to the date of cancellation, as well as any contractual cancellation penalties.
We enter into certain contracts with multiple deliverables that may include any combination of designing, developing, manufacturing, modifying, installing and commissioning of flow management equipment and providing services related to the performance of such products. Delivery of these products and services typically occurs within a one to two-year period, although many arrangements, such as "book and ship" type orders, have a shorter timeframe for delivery. We aggregate or separate deliverables into units of accounting based on whether the deliverable(s) have standalone value to the customer and when no general right of return exists. Contract value is allocated ratably to the units of accounting in the arrangement based on their relative selling prices determined as if the deliverables were sold separately.
Revenues for long-term contracts that exceed certain internal thresholds regarding the size and duration of the project and provide for the receipt of progress billings from the customer are recorded on the percentage of completion method with progress measured on a cost-to-cost basis. Percentage of completion revenue represents less than 9% of our consolidated sales for each year presented.
Revenue on service and repair contracts is recognized after services have been agreed to by the customer and rendered. Revenues generated under fixed fee service and repair contracts are recognized on a ratable basis over the term of the contract. These contracts can range in duration, but generally extend for up to five years. Fixed fee service contracts represent aproximately 1% of consolidated sales for each year presented.
In certain instances, we provide guaranteed completion dates under the terms of our contracts. Failure to meet contractual delivery dates can result in late delivery penalties or non-recoverable costs. In instances where the payment of such costs are deemed to be probable, we perform a project profitability analysis, accounting for such costs as a reduction of realizable revenues, which could potentially cause estimated total project costs to exceed projected total revenues realized from the project. In such instances, we would record reserves to cover such excesses in the period they are determined. In circumstances where the total projected revenues still exceed total projected costs, the incurrence of unrealized incentive fees or non-recoverable costs generally reduces profitability of the project at the time of subsequent revenue recognition.
Cash and Cash Equivalents — We place temporary cash investments with financial institutions and, by policy, invest in those institutions and instruments that have minimal credit risk and market risk. These investments, with an original maturity of three months or less when purchased, are classified as cash equivalents. They are highly liquid and principal values are not subject to significant risk of change due to interest rate fluctuations.
Allowance for Doubtful Accounts and Credit Risk — The allowance for doubtful accounts is established based on estimates of the amount of uncollectible accounts receivable, which is determined principally based upon the aging of the accounts receivable, but also customer credit history, industry and market segment information, economic trends and conditions and credit reports. Customer credit issues, customer bankruptcies or general economic conditions may also impact our estimates.
Credit risks are mitigated by the diversity of our customer base across many different geographic regions and industries and by performing creditworthiness analyses on our customers. Additionally, we mitigate credit risk through letters of credit and advance payments received from our customers. As of December 31, 2011 and 2010, we do not believe that we have any significant concentrations of credit risk.
Inventories and Related Reserves — Inventories are stated at the lower-of-cost or market. Cost is determined by the first-in, first-out method. Reserves for excess and obsolete inventories are based upon our assessment of market conditions for our products determined by historical usage and estimated future demand. Due to the long life cycles of our products, we carry spare parts inventories that have historically low usage rates and provide reserves for such inventory based on demonstrated usage and aging criteria.
Income Taxes, Deferred Taxes, Tax Valuation Allowances and Tax Reserves — We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are calculated using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. We record valuation allowances to reflect the estimated amount of deferred tax assets that may not be realized based upon our analysis of existing deferred tax assets, net operating losses and tax credits by jurisdiction and expectations of our ability to utilize these tax attributes through a review of past, current and estimated future taxable income and establishment of tax strategies.
We provide deferred taxes for the temporary differences associated with our investment in foreign subsidiaries that have a financial reporting basis that exceeds tax basis, unless we can assert permanent reinvestment in foreign jurisdictions. Financial reporting basis and tax basis differences in investments in foreign subsidiaries consist of both unremitted earnings and losses, as well as foreign currency translation adjustments.
The amount of income taxes we pay is subject to ongoing audits by federal, state, and foreign tax authorities, which often result in proposed assessments. We establish reserves for open tax years for uncertain tax positions that may be subject to challenge by various tax authorities. The consolidated tax provision and related accruals include the impact of such reasonably estimable losses and related interest and penalties as deemed appropriate.
We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that each uncertain tax position will be examined by the relevant taxing authority that has full knowledge of all relevant information. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.
While we believe we have adequately provided for any reasonably foreseeable outcome related to these matters, our future results may include favorable or unfavorable adjustments to our estimated tax liabilities. To the extent that the expected tax outcome of these matters changes, such changes in estimate will impact the income tax provision in the period in which such determination is made.
Legal and Environmental Accruals — Legal and environmental reserves are recorded based upon a case-by-case analysis of the relevant facts and circumstances and an assessment of potential legal obligations and costs. Amounts relating to legal and environmental liabilities are recorded when it is probable that a loss has been incurred and such loss is estimable. Assessments of legal and environmental costs are based on information obtained from our independent and in-house experts and our loss experience in similar situations. Estimates are updated as applicable when new information regarding the facts and circumstances of each matter becomes available. Legal fees associated with legal and environmental liabilities are expensed as incurred.
Estimates of liabilities for unsettled asbestos-related claims are based on known claims and on our experience during the preceding two years for claims filed, settled and dismissed, with adjustments for events deemed unusual and unlikely to recur, and are included in retirement obligations and other liabilities in our consolidated balance sheets. A substantial majority of our asbestos-related claims are covered by insurance or indemnities. Estimated indemnities and receivables from insurance carriers for unsettled claims and receivables for settlements and legal fees paid by us for asbestos-related claims are estimated using our historical experience with insurance recovery rates and estimates of future recoveries, which include estimates of coverage and financial viability of our insurance carriers. Estimated receivables are included in other assets, net in our consolidated balance sheets. In one asbestos insurance related matter, we have a claim in litigation against relevant insurers substantially in excess of the recorded receivable. If our claim is resolved more favorably than reflected in this receivable, we would benefit from a one-time gain in the amount of such excess. We are currently unable to estimate the impact, if any, of unasserted asbestos-related claims, although future claims would also be subject to existing indemnities and insurance coverage.
Warranty Accruals — Warranty obligations are based upon product failure rates, materials usage, service delivery costs, an analysis of all identified or expected claims and an estimate of the cost to resolve such claims. The estimates of expected claims are generally a factor of historical claims and known product issues. Warranty obligations based on these factors are adjusted based on historical sales trends for the preceding 24 months.
Insurance Accruals — Insurance accruals are recorded for wholly or partially self-insured risks such as medical benefits and workers’ compensation and are based upon an analysis of our claim loss history, insurance deductibles, policy limits and other relevant factors and are included in accrued liabilities in our consolidated balance sheets. The estimates are based upon information received from actuaries, insurance company adjusters, independent claims administrators or other independent sources. Changes in claims and differences between actual and expected claim losses could impact future accruals. Receivables from insurance carriers are estimated using our historical experience with insurance recovery rates and estimates of future recoveries, which include estimates of coverage and financial viability of our insurance carriers. Estimated receivables are included in accounts receivable, net and other assets, net, as applicable, in our consolidated balance sheets.
Pension and Postretirement Obligations — Determination of pension and postretirement benefits obligations is based on estimates made by management in consultation with independent actuaries and investment advisors. Inherent in these valuations are assumptions including discount rates, expected rates of return on plan assets, retirement rates, mortality rates and rates of compensation increase and other factors. Current market conditions, including changes in rates of return, interest rates and medical inflation rates, are considered in selecting these assumptions.
Actuarial gains and losses and prior service costs are recognized in accumulated other comprehensive loss as they arise and we amortize these costs into net pension expense over the remaining expected service period.
Valuation of Goodwill, Indefinite-Lived Intangible Assets and Other Long-Lived Assets  — The value of goodwill and indefinite-lived intangible assets is tested for impairment as of December 31 each year or whenever events or circumstances indicate such assets may be impaired. In connection with our segment reorganization in 2010, we reallocated goodwill to our redefined reporting units and evaluated goodwill for impairment. The identification of our reporting units began at the operating segment level: EPD, IPD and FCD, and considered whether components one level below the operating segment levels should be identified as reporting units for purpose of testing goodwill for impairment based on certain conditions. These conditions included, among other factors, (i) the extent to which a component represents a business and (ii) the aggregation of economically similar components within the operating segments and resulted in nine reporting units. Other factors that were considered in determining whether the aggregation of components was appropriate included the similarity of the nature of the products and services, the nature of the production processes, the methods of distribution and the types of industries served.
Impairment losses for goodwill are recognized whenever the implied fair value of goodwill is less than the carrying value. We estimate the fair value of our reporting units based on an income approach, whereby we calculate the fair value of a reporting unit based on the present value of estimated future cash flows. A discounted cash flow analysis requires us to make various judgmental assumptions about future sales, operating margins, growth rates and discount rates, which are based on our budgets, business plans, economic projections, anticipated future cash flows and market participants. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period. We did not record an impairment of goodwill in 2011, 2010 or 2009.
We also consider our market capitalization in our evaluation of the fair value of our goodwill. Although our market capitalization declined compared with 2010, it did not decline to a level that indicated a potential impairment of our goodwill as of December 31, 2011.
Impairment losses for indefinite-lived intangible assets are recognized whenever the estimated fair value is less than the carrying value. Fair values are calculated for trademarks using a "relief from royalty" method, which estimates the fair value of the trademarks by determining the present value of the royalty payments that are avoided as a result of owning the trademark. This method includes judgmental assumptions about sales growth and discount rates that have a significant impact on the fair value and are substantially consistent with the assumptions used to determine the fair value of our reporting units discussed above. We did not record a material impairment of our trademarks in 2011, 2010 or 2009.
The net realizable value of other long-lived assets, including property, plant and equipment and finite-lived intangible assets, is reviewed periodically, when indicators of potential impairments are present, based upon an assessment of the estimated future cash flows related to those assets, utilizing a methodology similar to that for goodwill. Additional considerations related to our long-lived assets include expected maintenance and improvements, changes in expected uses and ongoing operating performance and utilization.
Property, Plant and Equipment and Depreciation — Property, plant and equipment are stated at historical cost, less accumulated depreciation. If asset retirement obligations exist, they are capitalized as part of the carrying amount of the asset and depreciated over the remaining useful life of the asset. The useful lives of leasehold improvements are the lesser of the remaining lease term or the useful life of the improvement. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation are removed from the accounts and any resulting gains or losses are included in income from operations for the period. Depreciation is computed by the straight-line method based on the estimated useful lives of the depreciable assets. Generally, the estimated useful lives of the assets are:

Buildings and improvements	10 to 40 years
Furniture and fixtures	3 to 7 years
Machinery and equipment	3 to 14 years
Capital leases (based on lease term)	3 to 25 years

Costs related to routine repairs and maintenance are expensed as incurred.
Internally Developed Software — We capitalize certain costs associated with the development of internal-use software. Generally, these costs are related to significant software development projects and are amortized over their estimated useful life, typically three to five years, upon implementation of the software.
Intangible Assets — Intangible assets, excluding trademarks (which are considered to have an indefinite life), consist primarily of engineering drawings, distribution networks, existing customer relationships, software, patents and other items that are being amortized over their estimated useful lives generally ranging from 3 to 40 years. These assets are reviewed for impairment whenever events and circumstances indicate impairment may have occurred.
Deferred Loan Costs — Deferred loan costs, consisting of fees and other expenses associated with debt financing, are amortized over the term of the associated debt using the effective interest method. Additional amortization is recorded in periods where optional prepayments on debt are made.
Fair Values of Financial Instruments — The carrying amounts of our financial instruments approximated fair value at December 31, 2011 and 2010.
Assets and liabilities recorded at fair value in our consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Hierarchical levels, as defined by Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures," are directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities. An asset or a liability’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. Hierarchical levels are as follows:
Level I — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level II — Inputs (other than quoted prices included in Level I) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.
Level III — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
Derivatives and Hedging Activities — As part of our risk management strategy, we enter into derivative contracts to mitigate certain financial risks related to foreign currencies and interest rates. We have a risk-management and derivatives policy outlining the conditions under which we can enter into financial derivative transactions.
We employ a foreign currency economic hedging strategy to minimize potential losses in earnings or cash flows from unfavorable foreign currency exchange rate movements. This strategy also minimizes potential gains from favorable exchange rate movements. Foreign currency exposures arise from transactions, including firm commitments and anticipated transactions, denominated in a currency other than an entity’s functional currency and from translation of foreign-denominated assets and liabilities into U.S. dollars. The primary currencies in which we operate, in addition to the U.S. dollar, are the Argentine peso, Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, Colombian peso, Euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, Swedish krona and Venezuelan bolivar. We enter into interest rate swap agreements for the purpose of hedging our exposure to floating interest rates on certain portions of our debt.
Our policy to achieve hedge accounting treatment requires us to document all relationships between hedging instruments and hedged items, our risk management objective and strategy for entering into hedges and whether we intend to designate a formal hedge accounting relationship. This process includes linking all derivatives that are designated in a formal hedge accounting relationship as fair value, cash flow or foreign currency hedges of (1) specific assets and liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. In cases where we designate a hedge, we assess (both at the inception of the hedge and on an ongoing basis) whether the derivatives have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. Failure to demonstrate effectiveness in offsetting exposures retroactively or prospectively would cause us to deem the hedge ineffective.
All derivatives are recognized on the balance sheet at their fair values. For derivatives that do not qualify for hedge accounting or for which we have not elected to apply hedge accounting, which includes substantially all of our forward exchange contracts, the changes in the fair values of these derivatives are recognized in other income (expense), net in the consolidated statements of income.
At the inception of a new derivative contract for which formal hedge accounting has been elected, our policy requires us to designate the derivative as a hedge of (a) a forecasted transaction or (b) the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a "cash flow" hedge). We have not historically entered into hedges of fair values. Changes in the fair value of a derivative that is highly effective, documented, designated and qualified as a cash flow hedge, to the extent that the hedge is effective, are recorded in other comprehensive (expense) income, until earnings are affected by the variability of cash flows of the hedged transaction. Upon settlement, realized gains and losses are recognized in other income (expense), net in the consolidated statements of income. Any hedge ineffectiveness (which represents the amount by which the changes in the fair value of the derivative do not mirror the change in the cash flow of the forecasted transaction) is recorded in current period earnings.
We discontinue hedge accounting when:

•	we deem the hedge to be ineffective and determine that the designation of the derivative as a hedging instrument is no longer appropriate;

•	the derivative no longer effectively offsets changes in the cash flows of a hedged item (such as firm commitments or contracts);

•	the derivative expires, terminates or is sold; or

•	occurrence of the contracted or committed transaction is no longer probable, or will not occur in the originally expected period.
When hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its estimated fair value on the balance sheet, recognizing changes in the fair value in current period earnings. If a cash flow hedge becomes ineffective, any deferred gains or losses on the cash flow hedge remain in accumulated other comprehensive loss until the exposure relating to the item underlying the hedge is recognized. If it becomes probable that a hedged forecasted transaction will not occur, deferred gains or losses on the hedging instrument are recognized in earnings immediately.
Foreign Currency Translation — Assets and liabilities of our foreign subsidiaries are translated to U.S. dollars at exchange rates prevailing at the balance sheet date, while income and expenses are translated at average rates for each month. Translation gains and losses are reported as a component of accumulated other comprehensive loss.
Transaction and translation gains and losses arising from intercompany balances are reported as a component of accumulated other comprehensive loss when the underlying transaction stems from a long-term equity investment or from debt designated as not due in the foreseeable future. Otherwise, we recognize transaction gains and losses arising from intercompany transactions as a component of income. Where intercompany balances are not long-term investment related or not designated as due beyond the foreseeable future, we may mitigate risk associated with foreign currency fluctuations by entering into forward exchange contracts. See Note 6 for further discussion of these forward exchange contracts.
Transactional currency gains and losses arising from transactions in currencies other than our sites’ functional currencies and changes in fair value of forward exchange contracts that do not qualify for hedge accounting are included in our consolidated results of operations. For the years ended December 31, 2011, 2010 and 2009, we recognized net gains (losses) of $3.7 million, $(26.5) million and $(7.8) million, respectively, of such amounts in other income (expense), net in the accompanying consolidated statements of income.
Stock-Based Compensation — Stock-based compensation is measured at the grant-date fair value. The exercise price of stock option awards and the value of restricted share, restricted share unit and performance-based unit awards (collectively referred to as "Restricted Shares") are set at the closing price of our common stock on the New York Stock Exchange on the date of grant, which is the date such grants are authorized by our Board of Directors. Restricted share units and performance-based units refer to restricted awards that do not have voting rights and accrue dividends, which are forfeited if vesting does not occur.
Options are expensed using the graded vesting model, whereby we recognize compensation cost over the requisite service period for each separately vesting tranche of the award. We adjust share-based compensation at least annually for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The intrinsic value of Restricted Shares, which is typically the product of share price at the date of grant and the number of Restricted Shares granted, is amortized on a straight-line basis to compensation expense over the periods in which the restrictions lapse based on the expected number of shares that will vest. The forfeiture rate is based on unvested Restricted Shares forfeited compared with original total Restricted Shares granted over a 4-year period, excluding significant forfeiture events that are not expected to recur.
Earnings Per Share — We use the two-class method of calculating Earnings Per Share ("EPS"). The "two-class" method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security as if all earnings for the period had been distributed. Unvested restricted share awards that earn non-forfeitable dividend rights qualify as participating securities and, accordingly, are included in the basic computation as such. Our unvested restricted shares participate on an equal basis with common shares; therefore, there is no difference in undistributed earnings allocated to each participating security. Accordingly, the presentation below is prepared on a combined basis and is presented as earnings per common share. The following is a reconciliation of net earnings of Flowserve Corporation and weighted average shares for calculating basic net earnings per common share.
Earnings per weighted average common share outstanding was calculated as follows:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands, except per share data)
Net earnings of Flowserve Corporation	$428,582	$388,290	$427,887
Dividends on restricted shares not expected to vest	15	16	23
Earnings attributable to common and participating shareholders	$428,597	$388,306	$427,910
Weighted average shares:
Common stock	55,273	55,434	55,400
Participating securities	270	330	440
Denominator for basic earnings per common share	55,543	55,764	55,840
Effect of potentially dilutive securities	559	651	522
Denominator for diluted earnings per common share	56,102	56,415	56,362
Net earnings per share attributable to Flowserve Corporation common shareholders:
Basic	$7.72	$6.96	$7.66
Diluted	7.64	6.88	7.59

Diluted earnings per share above is based upon the weighted average number of shares as determined for basic earnings per share plus shares potentially issuable in conjunction with stock options and Restricted Shares.
For each of the three years ended December 31, 2011, 2010 and 2009, we had no options to purchase common stock that were excluded from the computations of potentially dilutive securities.
Research and Development Expense — Research and development costs are charged to expense when incurred. Aggregate research and development costs included in selling, general and administrative expenses ("SG&A") were $35.0 million, $29.5 million and $29.4 million in 2011, 2010 and 2009, respectively. Costs incurred for research and development primarily include salaries and benefits and consumable supplies, as well as rent, professional fees, utilities and the depreciation of property and equipment used in research and development activities.
Business Combinations — All business combinations referred to in these financial statements used the purchase method of accounting, under which we allocate the purchase price to the identifiable tangible and intangible assets and liabilities, recognizing goodwill when the purchase price exceeds fair value of such identifiable assets acquired, net of liabilities assumed.
Accounting Developments
Pronouncements Implemented
In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Fair Value Measurements and Disclosures (ASC 820): Improving Disclosures about Fair Value Measurements," which requires additional disclosures on transfers in and out of Level I and Level II and on activity for Level III fair value measurements. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures of Level III activity, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Our adoption of ASU No. 2010-06 had no material impact on our consolidated financial condition or results of operations.
In September 2009, the FASB issued ASU No. 2009-13, "Revenue Recognition (ASC 605): Multiple-Deliverable Revenue Arrangements - a consensus of the FASB Emerging Issues Task Force," which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and requires expanded revenue recognition policy disclosures. This amendment addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting. Our adoption of ASU No. 2009-13, effective January 1, 2011, had no impact on our consolidated financial condition or results of operations.
In December 2010, the FASB issued ASU No. 2010-28, "Intangibles - Goodwill and Other (ASC 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts - a consensus of the FASB Emerging Issues Task Force," which modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. This amendment requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists and to consider whether there are any adverse qualitative factors indicating that an impairment may exist. Our adoption of ASU No. 2010-28, effective January 1, 2011, had no impact on our consolidated financial condition or results of operations.
In December 2010, the FASB issued ASU No. 2010-29, "Business Combinations (ASC 805): Disclosure of Supplementary Pro Forma Information for Business Combinations - a consensus of the FASB Emerging Issues Task Force," which specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This amendment also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Our adoption of ASU No. 2010-29, effective January 1, 2011, had no material impact on our consolidated financial condition or results of operations.
Pronouncements Not Yet Implemented
In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (ASC 220): Presentation of Comprehensive Income," which specifies that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This amendment also requires an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued ASU No. 2011-12 to defer the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. ASU No. 2011-05 and 2011-12 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The presentation and disclosure requirements shall be applied retrospectively for all periods presented. The adoption of ASU No. 2011-05 and 2011-12 will not have an impact on our consolidated financial condition and results of operations.
In September 2011, the FASB issued ASU No. 2011-08, "Intangibles - Goodwill and Other (ASC 350): Testing Goodwill for Impairment," which specifies that an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. ASU No. 2011-08 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not expect the adoption of ASU No. 2011-08 to have a material impact on our consolidated financial condition and results of operations.
In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires enhanced disclosures about financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45, "Balance Sheet - Offsetting," or ASC 815-10-45, "Derivatives and Hedging - Overall," or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. The adoption of ASU No. 2011-11 will not have an impact on our consolidated financial condition and results of operations.

Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
Acquisition
Lawrence Pumps, Inc.
As discussed in Note 2 to our consolidated financial statements included in our 2011 Annual Report, effective October 28, 2011, we acquired for inclusion in Engineered Product Division ("EPD"), 100% of Lawrence Pumps, Inc ("LPI"), a privately-owned, U.S.-based pump manufacturer. The final purchase price of $88.2 million reflects immaterial adjustments to goodwill and current liabilities during the six months ended June 30, 2012. LPI specializes in the design, development and manufacture of engineered centrifugal slurry pumps for critical services within the petroleum refining, petrochemical, pulp and paper and energy markets. No pro forma financial information has been presented due to immateriality.

ACQUISITIONS
Lawrence Pumps, Inc.
Effective October 28, 2011, we acquired for inclusion in EPD, 100% of Lawrence Pumps, Inc. ("LPI"), a privately-owned, U.S.-based pump manufacturer, in a share purchase for cash of $89.6 million, subject to final adjustments. LPI specializes in the design, development and manufacture of engineered centrifugal slurry pumps for critical services within the petroleum refining, petrochemical, pulp and paper and energy markets. Under the terms of the purchase agreement, we deposited $1.5 million into escrow to be held and applied against any breach of representations, warranties or indemnities for 24 months. Additionally, we have the right to make indemnification claims up to 15% of the purchase price for 18 months. At the expiration of the escrow period, any residual amounts shall be released to the sellers in satisfaction of the purchase price.
The purchase price was allocated on a preliminary basis to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition and is summarized below:

(Amounts in millions)
Current assets	$28.0
Property, plant and equipment	8.9
Intangible assets	30.0
Current liabilities	(16.6)
Net tangible and intangible assets	50.3
Goodwill	39.3
Purchase price	$89.6

The excess of the acquisition date fair value of the total purchase price over the estimated fair value of the net tangible and intangible assets was recorded as goodwill. Goodwill represents the value expected to be obtained from the ability to be more competitive through the offering of a more complete pump product portfolio and from leveraging our current sales, distribution and service network. LPI products have proprietary niche applications that strategically complement our product portfolio. The goodwill related to this acquisition is recorded in the EPD segment and is not expected to be deductible for tax purposes. Finite-lived intangible assets have expected weighted average useful lives of ten years.
Subsequent to October 28, 2011, the revenues and expenses of LPI have been included in our consolidated statements of income. No pro forma information has been provided due to immateriality. LPI generated approximately $44 million in sales during its fiscal year ended December 31, 2010.
Valbart Srl
Effective July 16, 2010, we acquired for inclusion in FCD, 100% of Valbart Srl ("Valbart"), a privately-owned Italian valve manufacturer, in a share purchase for cash of $199.4 million, which included $33.8 million of existing Valbart net debt (defined as Valbart’s third party debt less cash on hand) that was repaid at closing. Valbart manufactures trunnion-mounted ball valves used primarily in upstream and midstream oil and gas applications, which enables us to offer a more complete valve product portfolio to our oil and gas project customers. The acquisition included Valbart’s portion of the joint venture with us that we entered into in December 2009 that was not operational during 2010. Under the terms of the purchase agreement, we deposited $5.8 million into escrow to be held and applied against any breach of representations, warranties or indemnities for 30 months. At the expiration of the escrow, any residual amounts shall be released to the sellers in satisfaction of the purchase price.
The purchase price was allocated to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition and is summarized below:

(Amounts in millions)
Accounts receivable	$12.2
Inventories	39.6
Deferred taxes	8.7
Prepaid expenses and other	1.0
Intangible assets
Existing customer relationships	16.3
Trademarks	11.5
Non-compete agreements	2.7
Engineering drawings	2.3
Property, plant and equipment	10.1
Current liabilities	(36.8)
Noncurrent liabilities	(13.6)
Net tangible and intangible assets	54.0
Goodwill	145.4
Purchase price	$199.4

The excess of the acquisition date fair value of the total purchase price over the estimated fair value of the net tangible and intangible assets was recorded as goodwill. Goodwill represents the value expected to be obtained from the ability to be more competitive through the offering of a more complete valve product portfolio and from leveraging our current sales, distribution and service network. The goodwill related to this acquisition is recorded in the FCD segment and is not expected to be deductible for tax purposes. Trademarks are indefinite-lived intangible assets. Existing customer relationships, non-compete agreements and engineering drawings have expected weighted average useful lives of five years, four years and ten years, respectively. In total, amortizable intangible assets have a weighted average useful life of approximately five years.
Subsequent to July 16, 2010, the revenues and expenses of Valbart have been included in our consolidated statements of income. No pro forma information has been provided due to immateriality.
Calder AG
Effective April 21, 2009, we acquired for inclusion in EPD, Calder AG ("Calder"), a private Swiss company and a supplier of energy recovery technology for use in the global desalination market, for up to $44.1 million, net of cash acquired. Of the total purchase price, $28.4 million was paid at closing and $2.4 million was paid after the working capital valuation was completed in early July 2009. The remaining $13.3 million of the total purchase price was contingent upon Calder achieving certain performance metrics during the twelve months following the acquisition, and, to the extent achieved, was expected to be paid in cash within 12 months of the acquisition date. We initially recognized a liability of $4.4 million as an estimate of the acquisition date fair value of the contingent consideration, which was based on the weighted probability of achievement of the performance metrics over a specified period of time as of the date of the acquisition.
The purchase price was allocated to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition. The excess of the acquisition date fair value of the total purchase price over the estimated fair value of the net tangible and intangible assets was recorded as goodwill. No pro forma information has been provided due to immateriality.
During the second half of 2009, the estimated fair value of the contingent consideration was reduced to $0 based on 2009 results and an updated weighted probability of achievement of the performance metrics. The resulting gain was included in SG&A in our consolidated statement of income. The final measurement date of the performance metrics was March 31, 2010. The performance metrics were not met, resulting in no payment of contingent consideration.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	Flow Solutions Group
	EPD	IPD	FCD	Total
	(Amounts in thousands)
Balance as of January 1, 2010	$405,441	$122,501	$336,985	$864,927
Acquisition(1)	—	—	145,435	145,435
Dispositions	—	(106)	(143)	(249)
Currency translation	1,189	(1,043)	2,271	2,417
Balance as of December 31, 2010	$406,630	$121,352	$484,548	$1,012,530
Acquisitions(2)	39,335	—	—	39,335
Dispositions	—	(102)	—	(102)
Currency translation	(1,534)	(6)	(5,146)	(6,686)
Balance as of December 31, 2011	$444,431	$121,244	$479,402	$1,045,077
_______________________________________

(1)	Goodwill related to the acquisition of Valbart. See Note 2 for additional information.

(2)	Goodwill primarily related to the acquisition of LPI. See Note 2 for additional information.
The following table provides information about our intangible assets for the years ended December 31, 2011 and 2010:

		December 31, 2011		December 31, 2010
	Useful Life (Years)	Ending Gross Amount	Accumulated Amortization	Ending Gross Amount	Accumulated Amortization
	(Amounts in thousands, except years)
Finite-lived intangible assets:
Engineering drawings(1)	10-20	$92,389	$(53,404)	$85,613	$(48,087)
Distribution networks	5-15	13,700	(10,386)	13,941	(9,755)
Existing customer relationships(2)	5-10	32,188	(5,468)	16,846	(1,543)
Software	10	5,900	(5,900)	5,900	(5,900)
Patents	9-16	33,784	(25,882)	34,019	(23,463)
Other	3-40	10,566	(1,967)	5,039	(1,635)
		$188,527	$(103,007)	$161,358	$(90,383)
Indefinite-lived intangible assets(3)		$79,447	$(1,485)	$77,622	$(1,485)
____________________________________

(1)	Engineering drawings represent the estimated fair value associated with specific acquired product and component schematics.

(2)	Existing customer relationships acquired prior to 2011 had a useful life of five years.

(3)	Accumulated amortization for indefinite-lived intangible assets relates to amounts recorded prior to the implementation date of guidance issued in ASC 350.
During 2011 and 2010, we wrote off expired and fully amortized other intangible assets and patents for a total of $0.2 million and $11.3 million, respectively.
The following schedule outlines actual amortization expense recognized during 2011 and an estimate of future amortization based upon the finite-lived intangible assets owned at December 31, 2011:

Amortization Expense
(Amounts in thousands)
Actual for year ended December 31, 2011	$14,168
Estimated for year ending December 31, 2012	13,507
Estimated for year ending December 31, 2013	12,209
Estimated for year ending December 31, 2014	11,985
Estimated for year ending December 31, 2015	9,248
Estimated for year ending December 31, 2016	6,518
Thereafter	31,775

Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories, net consisted of the following:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Raw materials	$355,627	$329,120
Work in process	855,402	793,053
Finished goods	305,172	279,267
Less: Progress billings	(290,169)	(320,934)
Less: Excess and obsolete reserve	(76,854)	(72,127)
Inventories, net	$1,149,178	$1,008,379

INVENTORIES
Inventories, net consisted of the following:

	December 31,
	2011	2010
	(Amounts in thousands)
Raw materials	$329,120	$265,742
Work in process	793,053	711,751
Finished goods	279,267	283,042
Less: Progress billings	(320,934)	(305,541)
Less: Excess and obsolete reserve	(72,127)	(68,263)
Inventories, net	$1,008,379	$886,731

Certain reclassifications have been made to prior period information to conform to current year presentation. During 2011, 2010 and 2009, we recognized expenses of $16.5 million, $10.1 million and $13.7 million, respectively, for excess and obsolete inventory. These expenses are included in cost of sales ("COS") in our consolidated statements of income.

Stock-Based Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans
Stock-Based Compensation Plans
We established the Flowserve Corporation Equity and Incentive Compensation Plan (the "2010 Plan") effective January 1, 2010. This shareholder-approved plan authorizes the issuance of up to 2,900,000 shares of our common stock in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units and performance-based units (collectively referred to as "Restricted Shares"), stock appreciation rights and bonus stock. Of the 2,900,000 shares of common stock authorized under the 2010 Plan, 2,162,227 remain available for issuance as of June 30, 2012. In addition to the 2010 Plan, we also maintain the Flowserve Corporation 2004 Stock Compensation Plan (the "2004 Plan"), which was established on April 21, 2004. The 2004 Plan authorized the issuance of up to 3,500,000 shares of common stock through grants of Restricted Shares, stock options and other equity-based awards. Of the 3,500,000 shares of common stock authorized under the 2004 Plan, 275,945 remain available for issuance as of June 30, 2012. No stock options have been granted since 2006.
 Restricted Shares – Awards of Restricted Shares are valued at the closing market price of our common stock on the date of grant. The unearned compensation is amortized to compensation expense over the vesting period of the restricted shares. We had unearned compensation of $42.0 million and $27.0 million at June 30, 2012 and December 31, 2011, respectively, which is expected to be recognized over a weighted-average period of approximately two years. These amounts will be recognized into net earnings in prospective periods as the awards vest. The total fair value of Restricted Shares vested during each of the three months ended June 30, 2012 and 2011 was $1.2 million. The total fair value of Restricted Shares vested during the six months ended June 30, 2012 and 2011 was $36.2 million and $34.8 million, respectively.
We recorded stock-based compensation expense of $5.1 million ($7.6 million pre-tax) and $5.2 million ($7.7 million pre-tax) for the three months ended June 30, 2012 and 2011, respectively. We recorded stock-based compensation expense of $10.2 million ($15.4 million pre-tax) and $11.0 million ($16.3 million pre-tax) for the six months ended June 30, 2012 and 2011, respectively.
The following table summarizes information regarding Restricted Shares:

	Six Months Ended June 30, 2012
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested shares:
Outstanding - January 1, 2012	1,052,199	$84.62
Granted	294,093	114.03
Vested	(575,023)	62.97
Cancelled	(28,264)	114.97
Outstanding - June 30, 2012	743,005	$111.86

Unvested Restricted Shares outstanding as of June 30, 2012, includes approximately 324,000 units with performance-based vesting provisions. Performance-based units are issuable in common stock and vest upon the achievement of pre-defined performance targets, primarily based on our average annual return on net assets over a three-year period as compared with the same measure for a defined peer group for the same period. Most units were granted in three annual grants since January 1, 2010 and have a vesting percentage between 0% and 200% depending on the achievement of the specific performance targets. Compensation expense is recognized ratably over a cliff-vesting period of 36 months, based on the fair market value of our common stock on the date of grant, as adjusted for anticipated forfeitures. During the performance period, earned and unearned compensation expense is adjusted based on changes in the expected achievement of the performance targets. Vesting provisions range from 0 to 643,000 shares based on performance targets. As of June 30, 2012, we estimate vesting of approximately 451,000 shares based on expected achievement of performance targets.

STOCK-BASED COMPENSATION PLANS
We established the Flowserve Corporation Equity and Incentive Compensation Plan (the "2010 Plan"), effective January 1, 2010. This shareholder-approved plan authorizes the issuance of up to 2,900,000 shares of our common stock in the form of restricted shares, restricted share units and performance-based units (collectively referred to as “Restricted Shares”), incentive stock options, non-statutory stock options, stock appreciation rights and bonus stock. Of the 2,900,000 shares of common stock authorized under the 2010 Plan, 2,432,049 remain available for issuance as of December 31, 2011. In addition to the 2010 Plan, we also maintain the Flowserve Corporation 2004 Stock Compensation Plan (the “2004 Plan”), which was established on April 21, 2004. The 2004 Plan authorizes the issuance of up to 3,500,000 shares of common stock through grants of Restricted Shares, stock options and other equity-based awards. Of the 3,500,000 shares of common stock authorized under the 2004 Plan, 483,132 remain available for issuance as of December 31, 2011. We recorded stock-based compensation as follows:

	Year Ended December 31,
	2011			2010			2009
	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total
	(Amounts in millions)
Stock-based compensation expense	$—	$32.1	$32.1	$—	$32.4	$32.4	$0.3	$40.4	$40.7
Related income tax benefit	—	(10.9)	(10.9)	—	(10.6)	(10.6)	(0.1)	(13.4)	(13.5)
Net stock-based compensation expense	$—	$21.2	$21.2	$—	$21.8	$21.8	$0.2	$27.0	$27.2

Stock Options — Options granted to officers, other employees and directors allow for the purchase of common shares at or above the market value of our stock on the date the options are granted, although no options have been granted above market value. Generally, options, whether granted under the 2004 Plan or other previously approved plans, become exercisable over a staggered period ranging from one to five years (most typically from one to three years). At December 31, 2011, all outstanding options were fully vested. Options generally expire 10 years from the date of the grant or within a short period of time following the termination of employment or cessation of services by an option holder. No options were granted during 2011, 2010 or 2009. Information related to stock options issued to officers, other employees and directors prior to 2009 under all plans is presented in the following table:

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Number of shares under option:
Outstanding — beginning of year	68,071	$40.48	206,815	$42.58	303,100	$39.58
Exercised	(19,625)	37.44	(137,244)	43.89	(96,285)	33.15
Cancelled	—	—	(1,500)	17.81	—	—
Outstanding — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58
Exercisable — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58

Additional information relating to the ranges of options outstanding at December 31, 2011, is as follows:

	Weighted Average Remaining Contractual Life	Options Outstanding and Exercisable
Range of Exercise Prices per Share		Number Outstanding	Weighted Average Exercise Price per Share
$12.12 — $18.18	1.31	3,200	$14.29
$18.19 — $24.24	1.54	5,300	19.15
$24.25 — $30.30	0.54	3,325	24.84
$30.31 — $42.41	2.47	5,200	31.33
$42.42 — $48.48	4.13	3,334	48.17
$48.49 — $54.54	4.96	28,087	52.25
		48,446	$41.71

As of December 31, 2011, we had no unrecognized compensation cost related to outstanding stock option awards.
The weighted average remaining contractual life of options outstanding at December 31, 2011 and 2010 was 3.7 years and 4.2 years, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2011, 2010 and 2009 was $1.5 million, $8.6 million and $4.9 million, respectively. No stock options vested during the years ended December 31, 2011 and 2010 compared with a total fair value of stock options of $2.7 million vested during the year ended December 31, 2009.
Restricted Shares — Generally, the restrictions on Restricted Shares do not expire for a minimum of one year and a maximum of four years, and shares are subject to forfeiture during the restriction period. Most typically, Restricted Share grants have staggered vesting periods over one to three years from grant date. The intrinsic value of the Restricted Shares, which is typically the product of share price at the date of grant and the number of Restricted Shares granted, is amortized on a straight-line basis to compensation expense over the periods in which the restrictions lapse.
Unearned compensation is amortized to compensation expense over the vesting period of the Restricted Shares. As of December 31, 2011 and 2010, we had $27.0 million and $31.6 million, respectively, of unearned compensation cost related to unvested Restricted Shares, which is expected to be recognized over a weighted-average period of approximately 1 year. These amounts will be recognized into net earnings in prospective periods as the awards vest. The total market value of Restricted Shares vested during the years ended December 31, 2011, 2010 and 2009 was $35.1 million, $31.9 million and $17.0 million, respectively.
The following table summarizes information regarding Restricted Shares:

	Year Ended December 31, 2011
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested Restricted Shares:
Outstanding — beginning of year	1,259,377	$77.05
Granted	245,127	130.15
Vested	(395,434)	88.72
Cancelled	(56,871)	84.72
Outstanding — ending of year	1,052,199	$84.62

Unvested Restricted Shares outstanding as of December 31, 2011, includes 415,000 units with performance-based vesting provisions. Performance-based units are issuable in common stock and vest upon the achievement of pre-defined performance targets, primarily based on our average annual return on net assets over a three-year period as compared with the same measure for a defined peer group for the same period. Most units were granted in three annual grants since January 1, 2009 and have a vesting percentage between 0% and 200% depending on the achievement of the specific performance targets. Compensation expense is recognized over a 36-month cliff vesting period based on the fair market value of our common stock on the date of grant, as adjusted for anticipated forfeitures. During the performance period, earned and unearned compensation expense is adjusted based on changes in the expected achievement of the performance targets. Vesting provisions range from 0 to 817,000 shares based on performance targets. As of December 31, 2011, we estimate vesting of 744,000 shares based on expected achievement of performance targets.

Derivatives and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Derivative Instruments and Hedges
Our risk management and derivatives policy specifies the conditions under which we may enter into derivative contracts. See Notes 1 and 6 to our consolidated financial statements included in our 2011 Annual Report and Note 6 of this Quarterly Report for additional information on our derivatives. We enter into forward exchange contracts to hedge our cash flow risks associated with transactions denominated in currencies other than the local currency of the operation engaging in the transaction. At June 30, 2012 and December 31, 2011, we had $535.6 million and $481.2 million, respectively, of notional amount in outstanding forward exchange contracts with third parties. At June 30, 2012, the length of forward exchange contracts currently in place ranged from two days to 18 months. Also as part of our risk management program, we enter into interest rate swap agreements to hedge exposure to floating interest rates on certain portions of our debt. At June 30, 2012 and December 31, 2011, we had $325.0 million and $330.0 million, respectively, of notional amount in outstanding interest rate swaps with third parties. All interest rate swaps are highly effective. At June 30, 2012, the maximum remaining length of any interest rate swap contract in place was approximately 36 months.
We are exposed to risk from credit-related losses resulting from nonperformance by counterparties to our financial instruments. We perform credit evaluations of our counterparties under forward exchange contracts and interest rate swap agreements and expect all counterparties to meet their obligations. If material, we would adjust the values of our derivative contracts for our or our counterparties’ credit risks. We have not experienced credit losses from our counterparties.
The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$8,427	$2,330
Noncurrent derivative assets	46	10
Current derivative liabilities	21,034	11,196
Noncurrent derivative liabilities	266	516

The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$—	$33
Noncurrent derivative assets	36	71
Current derivative liabilities	1,227	761
Noncurrent derivative liabilities	476	547

Current and noncurrent derivative assets are reported in our condensed consolidated balance sheets in prepaid expenses and other and other assets, net, respectively. Current and noncurrent derivative liabilities are reported in our condensed consolidated balance sheets in accrued liabilities and retirement obligations and other liabilities, respectively.
The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
(Loss) gain recognized in income	$(4,522)	$4,528	$(5,641)	$10,103

The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(232)	$(396)	$(399)	$(808)
Loss recognized in other comprehensive income, net of tax	(144)	(1,073)	(703)	(1,237)

Gains and losses recognized in our condensed consolidated statements of income for forward exchange contracts and interest rate swaps are classified as other (expense) income, net, and interest expense, respectively. At June 30, 2012, we expect to recognize losses of $0.9 million, net of deferred taxes, into earnings in the next twelve months related to interest rate swap agreements based on their fair values at June 30, 2012.

DERIVATIVES AND HEDGING ACTIVITIES
Our risk management and derivatives policy specifies the conditions under which we may enter into derivative contracts. See Note 1 for additional information on our purpose for entering into derivatives not designated as hedging instruments and our overall risk management strategies. We enter into forward exchange contracts to hedge our risks associated with transactions denominated in currencies other than the local currency of the operation engaging in the transaction. At December 31, 2011 and 2010, we had $481.2 million and $358.5 million, respectively, of notional amount in outstanding forward exchange contracts with third parties. At December 31, 2011, the length of forward exchange contracts currently in place ranged from 3 days to 19 months.
Also as part of our risk management program, we enter into interest rate swap agreements to hedge exposure to floating interest rates on certain portions of our debt. At December 31, 2011 and 2010, we had $330.0 million and $350.0 million, respectively, of notional amount in outstanding interest rate swaps with third parties. All interest rate swaps are 100% effective. At December 31, 2011, the maximum remaining length of any interest rate contract in place was approximately 30 months.
We are exposed to risk from credit-related losses resulting from nonperformance by counterparties to our financial instruments. We perform credit evaluations of our counterparties under forward exchange contracts and interest rate swap agreements and expect all counterparties to meet their obligations. We have not experienced credit losses from our counterparties.
The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$2,330	$4,397
Noncurrent derivative assets	10	50
Current derivative liabilities	11,196	2,949
Noncurrent derivative liabilities	516	473

The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$33	$—
Noncurrent derivative assets	71	608
Current derivative liabilities	761	1,232
Noncurrent derivative liabilities	547	3

Current and noncurrent derivative assets are reported in our consolidated balance sheets in prepaid expenses and other and other assets, net, respectively. Current and noncurrent derivative liabilities are reported in our consolidated balance sheets in accrued liabilities and retirement obligations and other liabilities, respectively.
The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
(Loss) gain recognized in income	$(3,655)	$(9,948)	$3,908

The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(1,492)	$(4,215)	$(5,980)
Loss recognized in other comprehensive income, net of tax	(1,799)	(1,392)	(2,473)
Cash flow hedging activity, net of tax	$(307)	$2,823	$3,507

Gains and losses recognized in our consolidated statements of income for forward exchange contracts and interest rate swaps are classified as other income (expense), net, and interest expense, respectively.
We expect to recognize losses of $0.5 million, $0.3 million and less than $0.1 million, net of deferred taxes, into earnings in 2012, 2013 and 2014, respectively, related to interest rate swap agreements based on their fair values at December 31, 2011.

Realignment Programs	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Realignment Programs
REALIGNMENT PROGRAMS
Beginning in 2009, we initiated realignment programs to reduce and optimize certain non-strategic manufacturing facilities and our overall cost structure by improving our operating efficiency, reducing redundancies, maximizing global consistency and driving improved financial performance, as well as expanding our efforts to optimize assets, respond to reduced orders and drive an enhanced customer-facing organization ("Realignment Programs"). These programs are substantially complete as we currently expect total Realignment Program charges will be approximately $93 million for approved plans, of which $91.2 million has been incurred through December 31, 2011.
The Realignment Programs consist of both restructuring and non-restructuring charges. Restructuring charges represent costs associated with the relocation of certain business activities, outsourcing of some business activities and facility closures. Non-restructuring charges are costs incurred to improve operating efficiency and reduce redundancies and primarily represent employee severance. Expenses are reported in COS or SG&A, as applicable, in our consolidated statements of income.
Charges, net of adjustments, related to our Realignment Programs were $4.8 million, $18.3 million and $68.1 million for year ended December 31, 2011, 2010 and 2009, respectively.
Generally, the aforementioned charges were or will be paid in cash, except for asset write-downs, which are non-cash charges. Asset write-down charges of $3.0 million, $6.4 million and $6.1 million were recorded during 2011, 2010 and 2009, respectively. The majority of remaining cash payments related to our Realignment Programs will be incurred by the end of 2012.
The restructuring reserve related to the Realignment Program was $1.0 million and $7.1 million at December 31, 2011 and 2010, respectively. Other than cash payments, there was no significant activity related to the restructuring reserve during 2011.
In addition, in connection with our previously announced IPD recovery plan, in the second quarter of 2011 we initiated new activities to optimize structural parts of IPD's business. We expect charges related to this program to be non-restructuring in nature and will approximate $9 million, of which $7.2 million was incurred in 2011 with the substantial majority recorded in COS.

Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value
Our financial instruments are presented at fair value or approximate fair value in our condensed consolidated balance sheets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. Assets and liabilities recorded at fair value in our condensed consolidated balance sheets are categorized by hierarchical levels based upon the level of judgment associated with the inputs used to measure their fair values. Recurring fair value measurements are limited to investments in derivative instruments and certain equity securities. The fair value measurements of our derivative instruments are determined using models that maximize the use of the observable market inputs including interest rate curves and both forward and spot prices for currencies, and are classified as Level II under the fair value hierarchy. The fair values of our derivatives are included above in Note 4. The fair value measurements of our investments in equity securities are determined using quoted market prices. The fair values of our investments in equity securities, and changes thereto, are immaterial to our consolidated financial position and results of operations. The fair value of our debt was estimated using interest rates on similar debt recently issued by companies with credit metrics similar to ours and is classified as Level II under the fair value hierarchy. The carrying value of our debt is included above in Note 5 and approximates fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS
Our financial instruments are presented at fair value in our consolidated balance sheets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. Assets and liabilities recorded at fair value in our consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Hierarchical levels are directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities. Recurring fair value measurements are limited to investments in derivative instruments and some equity securities. The fair value measurements of our derivative instruments are determined using models that maximize the use of the observable market inputs including interest rate curves and both forward and spot prices for currencies, and are classified as Level II under the fair value hierarchy. The fair values of our derivatives are included above in Note 6. The fair value measurements of our investments in equity securities are determined using quoted market prices. The fair values of our investments in equity securities, and changes thereto, are immaterial to our consolidated financial position and results of operations.

Details of Certain Consolidated Balance Sheet Captions	12 Months Ended
Dec. 31, 2011
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Details of Certain Consolidated Balance Sheet Captions
DETAILS OF CERTAIN CONSOLIDATED BALANCE SHEET CAPTIONS
The following tables present financial information of certain consolidated balance sheet captions.
Accounts Receivable, net — Accounts receivable, net were:

	December 31,
	2011	2010
	(Amounts in thousands)
Trade receivables	$1,028,316	$811,311
Other receivables	52,284	46,887
Less: allowance for doubtful accounts	(20,351)	(18,632)
Accounts receivable, net	$1,060,249	$839,566

Property, Plant and Equipment, net — Property, plant and equipment, net were:

	December 31,
	2011	2010
	(Amounts in thousands)
Land	$68,685	$69,306
Buildings, improvements, furniture and fixtures	583,028	564,986
Machinery, equipment, capital leases and construction in progress	667,025	629,668
Gross property, plant and equipment	1,318,738	1,263,960
Less: accumulated depreciation	(719,992)	(682,715)
Property, plant and equipment, net	$598,746	$581,245

Accrued Liabilities — Accrued liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Wages, compensation and other benefits	$197,698	$207,445
Commissions and royalties	33,639	34,756
Customer advance payments	358,698	315,515
Progress billings in excess of accumulated costs	20,475	71,327
Warranty costs and late delivery penalties	70,187	57,248
Sales and use tax	11,623	14,103
Income tax	21,467	15,179
Other	94,814	102,264
Accrued liabilities	$808,601	$817,837

"Other" accrued liabilities include professional fees, lease obligations, insurance, interest, freight, restructuring charges, accrued cash dividends payable, legal and environmental matters, derivative liabilities and other items, none of which individually exceed 5% of current liabilities. See Note 7 for additional information on our restructuring charges.
Retirement Obligations and Other Liabilities — Retirement obligations and other liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Pension and postretirement benefits	$190,114	$173,388
Deferred taxes	47,037	50,323
Deferred compensation	7,637	8,386
Insurance accruals	10,541	9,350
Legal and environmental	31,010	33,305
Uncertain tax positions	111,861	120,737
Other	24,270	18,783
Retirement obligations and other liabilities	$422,470	$414,272

Earnings Per Share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following is a reconciliation of net earnings of Flowserve Corporation and weighted average shares for calculating net earnings per common share. Earnings per weighted average common share outstanding was calculated as follows:

	Three Months Ended June 30,
(Amounts in thousands, except per share data)	2012	2011
Net earnings of Flowserve Corporation	$107,316	$98,732
Dividends on restricted shares not expected to vest	4	4
Earnings attributable to common and participating shareholders	$107,320	$98,736
Weighted average shares:
Common stock	53,740	55,483
Participating securities	255	264
Denominator for basic earnings per common share	53,995	55,747
Effect of potentially dilutive securities	271	495
Denominator for diluted earnings per common share	54,266	56,242
Earnings per common share:
Basic	$1.99	$1.77
Diluted	1.98	1.76

	Six Months Ended June 30,
(Amounts in thousands, except per share data)	2012	2011
Net earnings of Flowserve Corporation	$200,441	$195,715
Dividends on restricted shares not expected to vest	7	7
Earnings attributable to common and participating shareholders	$200,448	$195,722
Weighted average shares:
Common stock	53,972	55,420
Participating securities	261	281
Denominator for basic earnings per common share	54,233	55,701
Effect of potentially dilutive securities	415	590
Denominator for diluted earnings per common share	54,648	56,291
Earnings per common share:
Basic	$3.70	$3.51
Diluted	3.67	3.48

Diluted earnings per share above is based upon the weighted average number of shares as determined for basic earnings per share plus shares potentially issuable in conjunction with stock options, restricted share units and performance share units.
For the three and six months ended both June 30, 2012 and 2011, no options to purchase common stock were excluded from the computation of potentially dilutive securities.

Debt and Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt and Lease Obligations
Debt
Debt, including capital lease obligations, consisted of:

	June 30,	December 31,
(Amounts in thousands, except percentages)	2012	2011
Term Loan, interest rate of 2.46% and 2.58% at June 30, 2012 and December 31, 2011, respectively	$462,500	$475,000
Bridge Loan, interest rate of 2.24% at June 30, 2012	250,000	—
Revolving credit facility, interest rate of 2.24% at June 30, 2012	50,000	—
Capital lease obligations and other borrowings	34,275	30,216
Debt and capital lease obligations	796,775	505,216
Less amounts due within one year	370,635	53,623
Total debt due after one year	$426,140	$451,593

Credit Facilities
As described more fully in Note 11 to our consolidated financial statements included in our 2011 Annual Report, on December 14, 2010, we entered into a credit agreement ("Credit Agreement") with Bank of America, N.A., as swingline lender, letter of credit issuer and administrative agent, and the other lenders party thereto. The Credit Agreement provides for a $500.0 million term loan facility with a maturity date of December 14, 2015 and a $500.0 million revolving credit facility with a maturity date of December 14, 2015 (collectively referred to as the "Credit Facilities"). As of June 30, 2012, we had $50.0 million outstanding under the revolving credit facility. The revolving credit facility includes a $300.0 million sublimit for the issuance of letters of credit. Subject to certain conditions, we have the right to increase the amount of the revolving credit facility by an aggregate amount not to exceed $200.0 million. We had outstanding letters of credit of $155.4 million and $147.4 million at June 30, 2012 and December 31, 2011, respectively, and when included with the outstanding revolving credit facility balance, reduced our borrowing capacity to $294.6 million and $352.6 million, respectively.
We may prepay loans under our Credit Facilities in whole or in part, without premium or penalty, at any time. During the three and six months ended June 30, 2012, we made scheduled repayments under our Credit Facilities of $6.3 million and $12.5 million, respectively. We have scheduled repayments of $56.3 million due in the third quarter of 2012, $6.3 million in the fourth quarter of 2012 and $12.5 million due in both the first and second quarters of 2013 on our Credit Facilities. Our Credit Facilities bear a floating rate of interest and we have entered into $325.0 million of notional amount of interest rate swaps at June 30, 2012 to hedge exposure to floating interest rates.
Bridge Loan – On June 15, 2012 (the “Closing Date”), we entered into a loan agreement with JPMorgan Chase Bank, N.A., as administrative agent, and the other lenders party thereto (together, the “Lenders”), providing for a term loan with an aggregate commitment of $250.0 million for a term of 364 days (the “Bridge Loan”). The proceeds from the Bridge Loan were used to fund our share repurchase program described in Note 12 to our condensed consolidated financial statements included in this Quarterly Report.
The initial interest rate per annum applicable to the Bridge Loan is either LIBOR plus 2.50%, 2.25%, 2.00% or 1.75%, as applicable, depending on the consolidated leverage ratio, or, at our option, the Base Rate (defined as a rate per annum equal to the greatest of (a) the Prime Rate in effect on such day, (b) the Federal Funds Rate in effect on such day plus 0.5% or (c) the Eurodollar Rate for a one month Interest Period on such day plus 1%). The applicable interest rate will increase by 50 basis points incrementally during the term of the Bridge Loan on each of the 90-day, 180-day and 270-day anniversaries of the Closing Date. Additionally, a duration fee will be payable on the loan amount as follows: 0.125% on October 15, 2012; 0.25% on December 15, 2012; and 0.5% on March 15, 2013.
The Bridge Loan includes customary representations and warranties, affirmative and negative covenants, and events of default, including maintenance of interest coverage and consolidated leverage ratios, all of which are consistent in all material respects with our existing Credit Facilities. The obligations under the Bridge Loan are guaranteed by certain of our domestic subsidiaries.
 European Letter of Credit Facilities – On October 30, 2009, we entered into a 364-day unsecured European Letter of Credit Facility ("European LOC Facility") with an initial commitment of €125.0 million. The European LOC Facility is renewable annually and is used for contingent obligations in respect of surety and performance bonds, bank guarantees and similar obligations with maturities up to five years. We renewed the European LOC Facility in October 2011 consistent with its initial terms for an additional 364-day period. We had outstanding letters of credit drawn on the European LOC Facility of €74.4 million ($94.2 million) and €81.0 million ($105.0 million) as of June 30, 2012 and December 31, 2011, respectively.
Our ability to issue additional letters of credit under our previous European Letter of Credit Facility ("Old European LOC Facility"), which had a commitment of €110.0 million, expired November 9, 2009. We had outstanding letters of credit written against the Old European LOC Facility of €5.8 million ($7.3 million) and €12.2 million ($15.8 million) as of June 30, 2012 and December 31, 2011, respectively.
Certain banks are parties to both facilities and are managing their exposures on an aggregated basis. As such, the commitment under the European LOC Facility is reduced by the face amount of existing letters of credit written against the Old European LOC Facility prior to its expiration. After consideration of outstanding commitments under both facilities, the available capacity under the European LOC Facility was €121.0 million ($153.2 million) as of June 30, 2012, of which €74.4 million ($94.2 million) has been utilized.

DEBT AND LEASE OBLIGATIONS
Debt, including capital lease obligations, consisted of:

	December 31,
	2011	2010
	(Amounts in thousands)
Term Loan, interest rate of 2.58% and 2.30% at December 31, 2011 and 2010, respectively	$475,000	$500,000
Capital lease obligations and other borrowings	30,216	27,711
Debt and capital lease obligations	505,216	527,711
Less amounts due within one year	53,623	51,481
Total debt due after one year	$451,593	$476,230

Scheduled maturities of the Credit Facilities (as described below), as well as capital lease obligations and other borrowings, are:

	Term Loan	Other Debt & Capital Lease	Total
	(Amounts in thousands)
2012	$25,000	$28,623	$53,623
2013	50,000	1,593	51,593
2014	50,000	—	50,000
2015	350,000	—	350,000
2016 and thereafter	—	—	—
Total	$475,000	$30,216	$505,216

Credit Facilities
On December 14, 2010 we entered into a credit agreement ("Credit Agreement") with Bank of America, N.A., as swingline lender, letter of credit issuer and administrative agent, and the other lenders party thereto (together, the "Lenders"). The Credit Agreement provides for a $500.0 million term loan facility with a maturity date of December 14, 2015 and a $500.0 million revolving credit facility with a maturity date of December 14, 2015 (collectively referred to as "Credit Facilities"). The revolving credit facility includes a $300.0 million sublimit for the issuance of letters of credit. Subject to certain conditions, we have the right to increase the amount of the revolving credit facility by an aggregate amount not to exceed $200.0 million.
At December 31, 2011 we had $9.8 million in deferred loan costs included in other assets, net. These costs are being amortized over the term of the Credit Agreement and are recorded in interest expense.
At December 31, 2011 and 2010, we had no amounts outstanding under the revolving credit facility, respectively. We had outstanding letters of credit of $147.4 million and $133.9 million at December 31, 2011 and 2010, respectively, which reduced our borrowing capacity to $352.6 million and $366.1 million, respectively.
Borrowings under our Credit Facilities, other than in respect of swingline loans, bear interest at a rate equal to, at our option, either (1) the London Interbank Offered Rate ("LIBOR") plus 1.75% to 2.50%, as applicable, depending on our consolidated leverage ratio, or, (2) the base rate which is based on the greater of the prime rate most recently announced by the administrative agent under our Credit Facilities or the Federal Funds rate plus 0.50%, or (3) a daily rate equal to the one month LIBOR plus 1.0% plus an applicable margin of 0.75% to 1.50% determined by reference to the ratio of our total debt to consolidated earnings before interest, taxes, depreciation and amortization ("EBITDA"). The applicable interest rate as of December 31, 2011 was 2.58% for borrowings under our New Credit Facilities. In connection with our Credit Facilities, we have entered into $330.0 million of notional amount of interest rate swaps at December 31, 2011 to hedge exposure to floating interest rates.
We pay the Lenders under the Credit Facilities a commitment fee equal to a percentage ranging from 0.30% to 0.50%, determined by reference to the ratio of our total debt to consolidated EBITDA, of the unutilized portion of the revolving credit facility, and letter of credit fees with respect to each standby letter of credit outstanding under our Credit Facilities equal to a percentage based on the applicable margin in effect for LIBOR borrowings under the revolving credit facility. The fees for financial and performance standby letters of credit are 2.0% and 1.0%, respectively.
Our obligations under the Credit Facilities are unconditionally guaranteed, jointly and severally, by substantially all of our existing and subsequently acquired or organized domestic subsidiaries and 65% of the capital stock of certain foreign subsidiaries, subject to certain controlled company and materiality exceptions. The Lenders have agreed to release the collateral if we achieve an Investment Grade Rating by both Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services for our senior unsecured, non-credit-enhanced, long-term debt (in each case, with an outlook of stable or better), with the understanding that identical collateral will be required to be pledged to the Lenders anytime following a release of the collateral that the Investment Grade Rating is not maintained. In addition, prior to our obtaining and maintaining investment grade credit ratings, our and the guarantors’ obligations under the Credit Facilities are collateralized by substantially all of our and the guarantors’ assets. We have not achieved these ratings as of December 31, 2011.
Our Credit Agreement contains, among other things, covenants defining our and our subsidiaries’ ability to dispose of assets, merge, pay dividends, repurchase or redeem capital stock and indebtedness, incur indebtedness and guarantees, create liens, enter into agreements with negative pledge clauses, make certain investments or acquisitions, enter into transactions with affiliates or engage in any business activity other than our existing business. Our Credit Agreement also contains covenants requiring us to deliver to lenders our leverage and interest coverage financial covenant certificates of compliance. The maximum permitted leverage ratio is 3.25 times debt to total consolidated EBITDA. The minimum interest coverage is 3.25 times consolidated EBITDA to total interest expense. Compliance with these financial covenants under our Credit Agreement is tested quarterly. We complied with the covenants through December 31, 2011.
Our Credit Agreement includes customary events of default, including nonpayment of principal or interest, violation of covenants, incorrectness of representations and warranties, cross defaults and cross acceleration, bankruptcy, material judgments, Employee Retirement Income Security Act of 1974, as amended ("ERISA"), events, actual or asserted invalidity of the guarantees or the security documents, and certain changes of control of our company. The occurrence of any event of default could result in the acceleration of our and the guarantors’ obligations under the Credit Facilities.
Repayment of Obligations — We made total scheduled repayments under our current Credit Agreement and previous credit agreement of $25.0 million, $4.3 million, and $5.7 million in 2011, 2010 and 2009, respectively. We made no mandatory repayments or optional prepayments in 2011, 2010 or 2009, with the exception of the proceeds advanced under the term loan facility of our Credit Agreement, along with approximately $40 million of cash on hand that were used to repay all previously outstanding indebtedness under our previous credit agreement, which included a $600.0 million term loan and $400.0 million revolving line of credit.
We may prepay loans under our Credit Facilities in whole or in part, without premium or penalty, at any time.
European Letter of Credit Facilities — On October 30, 2009, we entered into a new 364-day unsecured European Letter of Credit Facility ("New European LOC Facility") with an initial commitment of €125.0 million. The New European LOC Facility is renewable annually and, consistent with our previous European Letter of Credit Facility ("Old European LOC Facility"), is used for contingent obligations in respect of surety and performance bonds, bank guarantees and similar obligations with maturities up to five years. We renewed the New European LOC Facility in October 2011 consistent with its terms for an additional 364-day period. We pay fees between 1.10% and 1.35% for utilized capacity and 0.40% for unutilized capacity under our New European LOC Facility. We had outstanding letters of credit drawn on the New European LOC Facility of €81.0 million ($105.0 million) and €55.7 million ($74.5 million) as of December 31, 2011 and 2010, respectively.
Our ability to issue additional letters of credit under our Old European LOC Facility, which had a commitment of €110.0 million, expired November 9, 2009. We paid annual and fronting fees of 0.875% and 0.10%, respectively, for letters of credit written against the Old European LOC Facility. We had outstanding letters of credit written against the Old European LOC Facility of €12.2 million ($15.8 million) and €33.3 million ($44.5 million) as of December 31, 2011 and 2010, respectively.
Certain banks are parties to both facilities and are managing their exposures on an aggregated basis. As such, the commitment under the New European LOC Facility is reduced by the face amount of existing letters of credit written against the Old European LOC Facility prior to its expiration. These existing letters of credit will remain outstanding, and accordingly offset the €125.0 million capacity of the New European LOC Facility until their maturity, which, as of December 31, 2011, was approximately one year for the majority of the outstanding existing letters of credit. After consideration of outstanding commitments under both facilities, the available capacity under the New European LOC Facility was €116.7 million as of December 31, 2011, of which €81.0 million has been utilized.
Operating Leases — We have non-cancelable operating leases for certain offices, service and quick response centers, certain manufacturing and operating facilities, machinery, equipment and automobiles. Rental expense relating to operating leases was $52.8 million, $46.9 million and $49.0 million in 2011, 2010 and 2009, respectively.
The future minimum lease payments due under non-cancelable operating leases are (amounts in thousands):

Year Ended December 31,
2012	$48,672
2013	41,042
2014	30,333
2015	22,083
2016	16,502
Thereafter	31,020
Total minimum lease payments	$189,652

Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
As of June 30, 2012, we had investments in eight joint ventures (one located in each of Japan, Saudi Arabia, South Korea, and the United Arab Emirates and two located in each of China and India) that were accounted for using the equity method. Summarized below is combined financial statement information, based on the most recent financial information (unaudited), for those investments:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Revenues	$67,671	$70,909	$150,908	$150,141
Gross profit	19,189	20,209	44,752	47,925
Income before provision for income taxes	13,161	13,338	32,433	33,136
Provision for income taxes	(3,935)	(3,902)	(9,903)	(10,132)
Net income	$9,226	$9,436	$22,530	$23,004

The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits. Our share of net income is reflected in our condensed consolidated statements of income.

EQUITY METHOD INVESTMENTS
As of December 31, 2011, we had investments in eight joint ventures (one located in each of Japan, South Korea, Saudi Arabia and the United Arab Emirates and two located in each of China and India) that were accounted for using the equity method. Summarized below is combined financial statement information, based on the most recent financial information (unaudited), for those investments:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Revenues	$313,059	$236,285	$208,544
Gross profit	94,389	77,047	75,285
Income before provision for income taxes	67,098	55,217	53,484
Provision for income taxes(1)	(19,609)	(14,402)	(15,051)
Net income	$47,489	$40,815	$38,433
_______________________________________

(1)
The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits.

	December 31,
	2011	2010
	(Amounts in thousands)
Current assets	$176,989	$186,306
Noncurrent assets	60,694	41,323
Total assets	$237,683	$227,629
Current liabilities	$76,680	$65,120
Noncurrent liabilities	4,820	6,464
Shareholders’ equity	156,183	156,045
Total liabilities and shareholders’ equity	$237,683	$227,629

Reconciliation of net income per combined income statement information to equity in income from investees per our consolidated statements of income is as follows:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Equity income based on stated ownership percentages	$20,782	$17,253	$16,630
Adjustments due to currency translation, U.S. GAAP conformity, taxes on dividends and other adjustments	(1,671)	(604)	(794)
Net earnings from affiliates	$19,111	$16,649	$15,836

Our investments in unconsolidated affiliates were $70.3 million and $71.3 million as of December 31, 2011 and 2010, respectively, recorded in other assets, net on the balance sheet.

Pension and Postretirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement and Postretirement Benefits
Retirement and Postretirement Benefits
Components of the net periodic cost for retirement and postretirement benefits for the three months ended June 30, 2012 and 2011 were as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Postretirement Medical Benefits
(Amounts in millions)	2012	2011	2012	2011	2012	2011
Service cost	$5.4	$4.6	$1.2	$1.3	$—	$—
Interest cost	4.0	4.3	3.3	3.3	0.4	0.5
Expected return on plan assets	(5.2)	(5.4)	(2.1)	(2.0)	—	—
Amortization of prior service benefit	(0.3)	(0.3)	—	—	—	(0.4)
Amortization of unrecognized net loss (gain)	3.0	2.7	1.0	0.5	(0.3)	(0.3)
Net periodic cost (benefit) recognized	$6.9	$5.9	$3.4	$3.1	$0.1	$(0.2)

Components of the net periodic cost for retirement and postretirement benefits for the six months ended June 30, 2012 and 2011 were as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Postretirement Medical Benefits
(Amounts in millions)	2012	2011	2012	2011	2012	2011
Service cost	$10.6	$9.9	$2.3	$2.5	$—	$—
Interest cost	8.2	8.6	6.7	6.6	0.7	0.9
Expected return on plan assets	(10.6)	(10.9)	(4.2)	(4.0)	—	—
Amortization of prior service benefit	(0.6)	(0.6)	—	—	—	(0.8)
Amortization of unrecognized net loss (gain)	6.1	5.4	2.0	1.0	(0.8)	(0.7)
Net periodic cost (benefit) recognized	$13.7	$12.4	$6.8	$6.1	$(0.1)	$(0.6)

After consideration of our intent to maintain fully funded status, we currently anticipate our contribution to our U.S. pension plan in 2012 will be between approximately $10 million and $20 million, excluding direct benefits paid. See additional discussion of our retirement and postretirement benefits in Note 12 to our consolidated financial statements included in our 2011 Annual Report.

PENSION AND POSTRETIREMENT BENEFITS
We sponsor several noncontributory defined benefit pension plans, covering substantially all U.S. employees and certain non-U.S. employees, which provide benefits based on years of service, age, job grade levels and type of compensation. Retirement benefits for all other covered employees are provided through contributory pension plans, cash balance pension plans and government-sponsored retirement programs. All funded defined benefit pension plans receive funding based on independent actuarial valuations to provide for current service and an amount sufficient to amortize unfunded prior service over periods not to exceed 30 years, with funding falling within the legal limits prescribed by prevailing regulation. We also maintain unfunded defined benefit plans that, as permitted by local regulations, receive funding only when benefits become due.
Our defined benefit plan strategy is to ensure that current and future benefit obligations are adequately funded in a cost-effective manner. Additionally, our investing objective is to achieve the highest level of investment performance that is compatible with our risk tolerance and prudent investment practices. Because of the long-term nature of our defined benefit plan liabilities, our funding strategy is based on a long-term perspective for formulating and implementing investment policies and evaluating their investment performance.
The asset allocation of our defined benefit plans reflect our decision about the proportion of the investment in equity and fixed income securities, and, where appropriate, the various sub-asset classes of each. At least annually, we complete a comprehensive review of our asset allocation policy and the underlying assumptions, which includes our long-term capital markets rate of return assumptions and our risk tolerances relative to our defined benefit plan liabilities.
The expected rates of return on defined benefit plan assets are derived from review of the asset allocation strategy, expected long-term performance of asset classes, risks and other factors adjusted for our specific investment strategy. These rates are impacted by changes in general market conditions, but because they are long-term in nature, short-term market changes do not significantly impact the rates.
Our U.S. defined benefit plan assets consist of a balanced portfolio of U.S. equity and fixed income securities. Our non-U.S. defined benefit plan assets include a significant concentration of United Kingdom ("U.K.") equity and fixed income securities. We monitor investment allocations and manage plan assets to maintain acceptable levels of risk. In addition, certain of our defined benefit plans hold investments in European equity and fixed income securities.
For all periods presented, we used a measurement date of December 31 for all of our worldwide pension and postretirement medical plans.
U.S. Defined Benefit Plans — We maintain qualified and non-qualified defined benefit pension plans in the U.S. The qualified plan provides coverage for substantially all full-time U.S. employees who receive benefits, up to an earnings threshold specified by the U.S. Department of Labor. The non-qualified plans primarily cover a small number of employees including current and former members of senior management, providing them with benefit levels equivalent to other participants, but that are otherwise limited by U.S. Department of Labor rules. The U.S. plans are designed to operate as "cash balance" arrangements, under which the employee has the option to take a lump sum payment at the end of their service. The total accumulated benefit obligation is equivalent to the total projected benefit obligation ("Benefit Obligation").
The following are assumptions related to the U.S. defined benefit pension plans:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.50%	5.00%	5.50%
Rate of increase in compensation levels	4.25	4.25	4.80
Weighted average assumptions used to determine net pension expense:
Long-term rate of return on assets	6.25%	7.00%	7.75%
Discount rate	5.00	5.50	6.75
Rate of increase in compensation levels	4.25	4.80	4.80

At December 31, 2011 as compared to December 31, 2010, we decreased our discount rate from 5.00% to 4.50% based on an analysis of publicly-traded investment grade U.S. corporate bonds, which had a lower yield due to current market conditions. At December 31, 2011 as compared to December 31, 2010 our average assumed rate of compensation remained constant at 4.25%. In determining 2011 expense, we decreased the expected rate of return on assets from 7.00% to 6.25%, primarily based on our target allocations and expected long-term asset returns. The long-term rate of return assumption is calculated using a quantitative approach that utilizes unadjusted historical returns and asset allocation as inputs for the calculation.
Net pension expense for the U.S. defined benefit pension plans (including both qualified and non-qualified plans) was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$19,754	$20,460	$18,471
Interest cost	17,217	17,941	19,247
Expected return on plan assets	(21,692)	(24,066)	(22,152)
Settlement and curtailment of benefits	—	757	—
Amortization of unrecognized prior service benefit	(1,238)	(1,239)	(1,259)
Amortization of unrecognized net loss	10,784	9,492	6,502
U.S. net pension expense	$24,825	$23,345	$20,809

The estimated prior service benefit for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into U.S. pension expense in 2012 is $1.2 million. The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into U.S. pension expense in 2012 is $12.3 million. We amortize estimated prior service benefits and estimated net losses over the remaining expected service period.
The following summarizes the net pension liability for U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Plan assets, at fair value	$349,986	$345,710
Benefit Obligation	(387,131)	(361,766)
Funded status	$(37,145)	$(16,056)

The following summarizes amounts recognized in the balance sheet for U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Current liabilities	$(346)	$(343)
Noncurrent liabilities	(36,799)	(15,713)
Funded status	$(37,145)	$(16,056)

The following is a summary of the changes in the U.S. defined benefit plans’ pension obligations:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$361,766	$345,981
Service cost	19,754	20,460
Interest cost	17,217	17,941
Settlements, plan amendments and other	—	(3,148)
Actuarial loss	14,455	7,846
Benefits paid	(26,061)	(27,314)
Balance — December 31	$387,131	$361,766
Accumulated benefit obligations at December 31	$387,131	$361,766

The following table summarizes the expected cash benefit payments for the U.S. defined benefit pension plans in the future (amounts in millions):

2012	$32.6
2013	34.1
2014	34.8
2015	35.8
2016	35.5
2017-2021	195.7

The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for U.S. plans, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$(95,258)	$(103,946)	$(108,104)
Amortization of net loss	6,718	6,063	4,280
Amortization of prior service benefit	(771)	(791)	(829)
Net (loss) gain arising during the year	(9,434)	3,509	773
New prior service cost arising during the year	—	(93)	(66)
Balance — December 31	$(98,745)	$(95,258)	$(103,946)

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net loss	$(98,869)	$(96,164)
Unrecognized prior service benefit	124	906
Accumulated other comprehensive loss, net of tax:	$(98,745)	$(95,258)

The following is a reconciliation of the U.S. defined benefit pension plans’ assets:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$345,710	$306,288
Return on plan assets	21,466	36,400
Company contributions	8,871	33,380
Benefits paid	(26,061)	(27,314)
Settlements	—	(3,044)
Balance — December 31	$349,986	$345,710

We contributed $8.9 million and $33.4 million to the U.S. defined benefit pension plans during 2011 and 2010, respectively. These payments exceeded the minimum funding requirements mandated by the U.S. Department of Labor rules. Our estimated contribution in 2012 is expected to be between $20 million and $25 million, excluding direct benefits paid.
All U.S. defined benefit plan assets are held by the qualified plan. The asset allocation for the qualified plan at the end of 2011 and 2010 by asset category, are as follows:

	Target Allocation at December 31,		Percentage of Actual Plan Assets at December 31,
Asset category	2011	2010	2011	2010
U.S. Large Cap	28%	35%	28%	35%
U.S. Small Cap	4%	5%	4%	5%
International Large Cap	14%	10%	14%	10%
Emerging Markets(1)	4%	0%	4%	0%
Equity securities	50%	50%	50%	50%
Long-Term Government / Credit	21%	29%	21%	29%
Intermediate Bond	29%	21%	29%	21%
Fixed income	50%	50%	50%	50%
Multi-strategy hedge fund	0%	0%	0%	0%
Other	0%	0%	0%	0%
Other(2)	0%	0%	0%	0%
_______________________________________

(1)	Less than 1% of holdings are in the Emerging Markets category in 2010.

(2)	Less than 1% of holdings are in the Other category in 2011 and 2010.
None of our common stock is directly held by our qualified plan. Our investment strategy is to earn a long-term rate of return consistent with an acceptable degree of risk and minimize our cash contributions over the life of the plan, while taking into account the liquidity needs of the plan. We preserve capital through diversified investments in high quality securities. Our current allocation target is to invest approximately 50% of plan assets in equity securities and 50% in fixed income securities. Within each investment category, assets are allocated to various investment strategies. A professional money management firm manages our assets, and we engage a consultant to assist in evaluating these activities. We periodically review the allocation target, generally in conjunction with an asset and liability study and in consideration of our future cash flow needs. We regularly rebalance the actual allocation to our target investment allocation.
Plan assets are invested in commingled funds and the individual funds are actively managed with the intent to outperform specified benchmarks. Our "Pension and Investment Committee" is responsible for setting the investment strategy and the target asset allocation, as well as selecting individual funds. As the qualified plan is approaching fully funded status, we are working toward the implementation of a Liability-Driven Investing ("LDI") strategy, which will more closely align the duration of the assets with the duration of the liabilities. An LDI strategy will result in an asset portfolio that more closely matches the behavior of the liability, thereby protecting the funded status of the plan.
The plan’s financial instruments, shown below, are presented at fair value. See Note 1 for further discussions on how the hierarchical levels of the fair values of the Plan’s investments are determined. The fair values of our U.S. defined benefit plan assets were:

	At December 31, 2011				At December 31, 2010
		Hierarchical Levels				Hierarchical Levels
	Total	I	II	III	Total	I	II	III
	(Amounts in thousands)				(Amounts in thousands)
Cash	$72	$72	$—	$—	$550	$550	$—	$—
Commingled Funds:
Equity securities
U.S. Large Cap(a)	97,972	—	97,972	—	120,285	—	120,285	—
U.S. Small Cap(b)	13,996	—	13,996	—	17,111	—	17,111	—
International Large Cap(c)	48,986	—	48,986	—	34,353	—	34,353	—
Emerging Markets(d)	13,996	—	13,996	—	—	—	—	—
Fixed income securities
Long-Term Government/Credit(e)	75,228	—	75,228	—	99,124	—	99,124	—
Intermediate Bond(f)	99,721	—	99,721	—	73,988	—	73,988	—
Other types of investments:
Multi-strategy hedge fund(g)	—	—	—	—	299	—	—	299
Other(h)	15	—	15	—		—	—	—
	$349,986	$72	$349,914	$—	$345,710	$550	$344,861	$299
_______________________________________

(a)
U.S. Large Cap funds seek to outperform the Russell 1000 (R) Index with investments in 1,000 large and medium capitalization U.S. companies represented in the Russell 1000 (R) Index, which is composed of the largest 1,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization. The Russell 3000 (R) Index is composed of the largest U.S. equities as determined by market capitalization.

(b)
U.S. Small Cap funds seek to outperform the Russell 2000 (R) Index with investments in medium and small capitalization U.S. companies represented in the Russell 2000 (R) Index, which is composed of the smallest 2,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization.

(c)
International Large Cap funds seek to outperform the MSCI Europe, Australia, and Far East Index with investments in most of the developed nations of the world so as to maintain a high degree of diversification among countries and currencies.

(d)
Emerging Markets funds represent a diversified portfolio that seeks high, long-term returns comparable to investments in emerging markets by investing in stocks from newly developed emerging market economies.

(e)
Long-Term Government/Credit funds seek to outperform the Barclays Capital U.S. Long-Term Government/Credit Index by generating excess return through a variety of diversified strategies in securities with longer durations, such as sector rotation, security selection and tactical use of high-yield bonds.

(f)
Intermediate Bonds seek to outperform the Barclays Capital U.S. Aggregate Bond Index by generating excess return through a variety of diversified strategies in securities with short to intermediate durations, such as sector rotation, security selection and tactical use of high-yield bonds.

(g)	Multi-strategy hedge funds represents a fund of hedge funds that invest in a variety of private equity funds and real estate. Level III rollforward details have not been provided due to immateriality.

(h)	Details have not been provided due to immateriality.
Non-U.S. Defined Benefit Plans — We maintain defined benefit pension plans, which cover some or all of the employees in the following countries: Austria, France, Germany, India, Indonesia, Italy, Japan, Mexico, The Netherlands, Sweden and the U.K. The assets in the U.K. (two plans) and The Netherlands (one plan) represent 98% of the total non-U.S. plan assets ("non-U.S. assets"). Details of other countries’ assets have not been provided due to immateriality.
The following are assumptions related to the non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	5.09%	5.13%	5.41%
Rate of increase in compensation levels	3.56	3.46	3.58
Weighted average assumptions used to determine net pension expense:
Long-term rate of return on assets	6.13%	6.21%	4.38%
Discount rate	5.13	5.41	5.47
Rate of increase in compensation levels	3.46	3.58	3.07

At December 31, 2011 as compared to December 31, 2010, we decreased our average discount rate for non-U.S. plans from 5.13% to 5.09% based primarily on lower applicable corporate AA bond yields for the U.K., partially offset by higher applicable corporate AA bond yields for the Euro zone. In determining 2011 expense, we decreased our average rate of return on assets from 6.21% at December 31, 2010 to 6.13% at December 31, 2011, primarily as a result of the decrease in the U.K. rate of return on assets resulting from changes in the target allocations. As the expected rate of return on plan assets is long-term in nature, short-term market changes do not significantly impact the rates.
Many of our non-U.S. defined benefit plans are unfunded, as permitted by local regulation. The expected long-term rate of return on assets for funded plans was determined by assessing the rates of return for each asset class and is calculated using a quantitative approach that utilizes unadjusted historical returns and asset allocation as inputs for the calculation. We work with our actuaries to determine the reasonableness of our long-term rate of return assumptions by looking at several factors including historical returns, expected future returns, asset allocation, risks by asset class and other items.
Net pension expense for non-U.S. defined benefit pension plans was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$5,113	$4,691	$3,950
Interest cost	13,867	12,776	12,099
Expected return on plan assets	(8,382)	(7,164)	(4,373)
Amortization of unrecognized net loss	2,172	2,367	2,604
Settlement and other	239	131	607
Non-U.S. net pension expense	$13,009	$12,801	$14,887

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into non-U.S. pension expense in 2012 is $3.8 million. We amortize estimated net losses over the remaining expected service period or over the remaining expected lifetime of inactive participants for plans with only inactive participants.
The following summarizes the net pension liability for non-U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Plan assets, at fair value	$145,112	$133,944
Benefit Obligation	(271,638)	(263,970)
Funded status	$(126,526)	$(130,026)

The following summarizes amounts recognized in the balance sheet for non-U.S. plans:

	December 31,
	2011	2010
\	(Amounts in thousands)
Noncurrent assets	$3,257	$14
Current liabilities	(7,909)	(7,775)
Noncurrent liabilities	(121,874)	(122,265)
Funded status	$(126,526)	$(130,026)

The following is a reconciliation of the non-U.S. plans’ defined benefit pension obligations:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$263,970	$260,765
Service cost	5,113	4,691
Interest cost	13,867	12,776
Employee contributions	345	512
Plan amendments and other	(1,511)	1,414
Actuarial loss(1)	10,693	8,329
Net benefits and expenses paid	(15,525)	(13,257)
Currency translation impact(2)	(5,314)	(11,260)
Balance — December 31	$271,638	$263,970
Accumulated benefit obligations at December 31	$252,795	$237,916
_______________________________________

(1)	The actuarial losses primarily reflect the impact of assumption changes in the U.K. plans.

(2)	The currency translation impact in 2010 reflects the strengthening of the U.S. dollar exchange rate against our significant currencies, primarily the British pound and the Euro.
The following table summarizes the expected cash benefit payments for the non-U.S. defined benefit plans in the future (amounts in millions):

2012	$13.8
2013	13.1
2014	14.2
2015	14.9
2016	15.3
2017-2021	87.3

The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for non-U.S. plans, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$(38,819)	$(39,649)	$(34,156)
Amortization of net loss	1,609	1,349	2,049
Net loss arising during the year	(6,763)	(1,305)	(5,018)
Settlement loss	155	75	426
Prior service cost arising during the year	191	(677)	—
Currency translation impact and other	517	1,388	(2,950)
Balance — December 31	$(43,110)	$(38,819)	$(39,649)

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net loss	$(42,433)	$(37,704)
Unrecognized prior service cost	(677)	(1,115)
Accumulated other comprehensive loss, net of tax:	$(43,110)	$(38,819)

The following is a reconciliation of the non-U.S. plans’ defined benefit pension assets:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$133,944	$120,897
Return on plan assets	10,279	13,237
Employee contributions	345	512
Company contributions	18,149	16,840
Currency translation impact and other	(1,797)	(4,285)
Net benefits and expenses paid	(15,525)	(13,257)
Settlements	(283)	—
Balance — December 31	$145,112	$133,944

Our contributions to non-U.S. defined benefit pension plans in 2012 are expected to be approximately $10 million, excluding direct benefits paid.
The asset allocations for the non-U.S. defined benefit pension plans at the end of 2011 and 2010 are as follows:

	Target Allocation at December 31,		Percentage of Actual Plan Assets at December 31,
Asset category	2011	2010	2011	2010
North American Companies	5%	5%	5%	5%
U.K. Companies	20%	26%	20%	26%
European Companies	6%	7%	6%	7%
Asian Pacific Companies	5%	6%	5%	6%
Global Equity	1%	3%	1%	3%
Emerging Markets(1)	0%	0%	0%	0%
Equity securities	37%	47%	37%	47%
U.K. Government Gilt Index	21%	18%	21%	18%
U.K. Corporate Bond Index	17%	15%	17%	15%
Global Fixed Income Bond	23%	18%	23%	18%
Fixed income	61%	51%	61%	51%
Other	2%	2%	2%	2%
_______________________________________

(1)	Less than 1% of holdings are in the Emerging Markets category in 2010.
None of our common stock is held directly by these plans. In all cases, our investment strategy for these plans is to earn a long-term rate of return consistent with an acceptable degree of risk and minimize our cash contributions over the life of the plan, while taking into account the liquidity needs of the plan and the legal requirements of the particular country. We preserve capital through diversified investments in high quality securities.
Asset allocation differs by plan based upon the plan’s Benefit Obligation to participants, as well as the results of asset and liability studies that are conducted for each plan and in consideration of our future cash flow needs. Professional money management firms manage plan assets and we engage consultants in the U.K. and The Netherlands to assist in evaluation of these activities. The assets of the U.K. plans are overseen by a group of Trustees who review the investment strategy, asset allocation and fund selection. These assets are passively managed as they are invested in index funds that attempt to match the performance of the specified benchmark index. The assets of The Netherlands plan are independently managed by an outside service provider.
The fair values of the non-U.S. assets were:

	At December 31, 2011				At December 31, 2010
		Hierarchical Levels				Hierarchical Levels
	Total	I	II	III	Total	I	II	III
	(Amounts in thousands)				(Amounts in thousands)
Cash	$453	$453	$—	$—	$58	$58	$—	$—
Commingled Funds:
Equity securities
North American Companies(a)	7,276	—	7,276	—	7,141	—	7,141	—
U.K. Companies(b)	28,372	—	28,372	—	34,275	—	34,275	—
European Companies (c)	8,459	—	8,459	—	9,405	—	9,405	—
Asian Pacific Companies(d)	6,722	—	6,722	—	7,553	—	7,553	—
Global Equity(e)	1,745	—	1,745	—	3,590	—	3,590	—
Emerging Markets(f)	—	—	—	—	282	—	282	—
Fixed income securities
U.K. Government Gilt Index(g)	30,707	—	30,707	—	24,189	—	24,189	—
U.K. Corporate Bond Index(h)	25,004	—	25,004	—	19,867	—	19,867	—
Global Fixed Income Bond(i)	33,743	—	33,743	—	24,384	—	24,384	—
Other(j)	2,631	—	—	2,631	3,200	—	—	3,200
	$145,112	$453	$142,028	$2,631	$133,944	$58	$130,686	$3,200
_______________________________________

(a)
North American Companies represents U.S. and Canadian large cap equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World USA Index and FTSE All-World Canada Index).

(b)	U.K. Companies represents a U.K. equity index fund, which is passively managed and tracks the FTSE All-Share Index.

(c)	European companies represents a European equity index fund, which is passively managed and tracks the FTSE All-World Developed Europe Ex-U.K. Index.

(d)
Asian Pacific Companies represents Japanese and Pacific Rim equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World Japan Index and FTSE All-World Developed Asia Pacific Ex-Japan Index).

(e)
Global Equity represents actively managed, global equity funds taking a top-down strategic view on the different regions by analyzing companies based on fundamentals, market-driven, thematic and quantitative factors to generate alpha.

(f)
Emerging Markets represents a diversified portfolio of shares issued by companies in any developing or emerging country of Latin America, Asia, Eastern Europe, the Middle East, and Africa using a bottom-up stock selection process.

(g)
U.K. Government Gilt Index represents U.K. government issued fixed income investments which are passively managed and track the respective benchmarks (FTSE U.K. Gilt Index-Linked Over 5 Years Index and FTSE U.K. Gilt Over 15 Years Index).

(h)	U.K. Corporate Bond Index represents U.K. corporate bond investments, which are passively managed and track the iBoxx Over 15 years £ Non-Gilt Index.

(i)
Global Fixed Income Bond represents mostly European fixed income investment funds that are actively managed, diversified and primarily invested in traditional government bonds, high-quality corporate bonds, asset backed securities, emerging market debt and high yield corporates.

(j)	Includes assets held by plans outside the U.K. and The Netherlands. Details, including Level III rollforward details, have not been provided due to immateriality.
Defined Benefit Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets — The following summarizes key pension plan information regarding U.S. and non-U.S. plans whose accumulated benefit obligations exceed the fair value of their respective plan assets.

	December 31,
	2011	2010
	(Amounts in thousands)
Benefit Obligation	$640,162	$518,443
Accumulated benefit obligation	623,169	510,302
Fair value of plan assets	473,801	379,351

Postretirement Medical Plans — We sponsor several defined benefit postretirement medical plans covering certain current retirees and a limited number of future retirees in the U.S. These plans provide for medical and dental benefits and are administered through insurance companies and health maintenance organizations. The plans include participant contributions, deductibles, co-insurance provisions and other limitations and are integrated with Medicare and other group plans. We fund the plans as benefits and health maintenance organization premiums are paid, such that the plans hold no assets in any period presented. Accordingly, we have no investment strategy or targeted allocations for plan assets. Benefits under our postretirement medical plans are not available to new employees or most existing employees.
The following are assumptions related to postretirement benefits:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligation:
Discount rate	4.25%	4.75%	5.25%
Weighted average assumptions used to determine net expense:
Discount rate	4.75%	5.25%	6.50%

The assumed ranges for the annual rates of increase in medical costs used to determine net expense were 8.5% for 2011, 9.0% for 2010 and 9.0% for 2009, with a gradual decrease to 5.0% for 2032 and future years.
Net postretirement benefit income for postretirement medical plans was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$12	$28	$42
Interest cost	1,782	1,940	2,493
Amortization of unrecognized prior service benefit	(1,558)	(1,916)	(1,974)
Amortization of unrecognized net gain	(1,463)	(2,480)	(2,903)
Net postretirement benefit income	$(1,227)	$(2,428)	$(2,342)

The estimated prior service benefit for postretirement medical plans that will be amortized from accumulated other comprehensive loss into U.S. pension expense in 2012 is less than $0.1 million. The estimated net gain for postretirement medical plans that will be amortized from accumulated other comprehensive loss into U.S. expense in 2012 is $2.0 million.
The following summarizes the accrued postretirement benefits liability for the postretirement medical plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Postretirement Benefit Obligation	$35,045	$39,053
Funded status	$(35,045)	$(39,053)

The following summarizes amounts recognized in the balance sheet for postretirement Benefit Obligation:

	December 31,
	2011	2010
	(Amounts in thousands)
Current liabilities	$(4,278)	$(4,683)
Noncurrent liabilities	(30,767)	(34,370)
Funded status	$(35,045)	$(39,053)

The following is a reconciliation of the postretirement Benefit Obligation:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$39,053	$40,170
Service cost	12	28
Interest cost	1,782	1,940
Employee contributions	2,445	2,492
Medicare subsidies receivable	450	359
Actuarial (gain) loss	(1,877)	679
Net benefits and expenses paid	(6,820)	(6,615)
Balance — December 31	$35,045	$39,053

The following presents expected benefit payments for future periods (amounts in millions):

	Expected Payments	Medicare Subsidy
2012	$4.4	$0.2
2013	4.1	0.2
2014	3.8	0.2
2015	3.6	0.2
2016	3.4	0.2
2017-2021	12.9	0.8

The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for postretirement benefits, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$7,793	$10,915	$13,183
Amortization of net gain	(911)	(1,525)	(2,016)
Amortization of prior service benefit	(971)	(1,179)	(1,371)
Net gain (loss) arising during the year	1,170	(418)	1,119
Balance — December 31	$7,081	$7,793	$10,915

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net gain	$7,055	$6,774
Unrecognized prior service benefit	26	1,019
Accumulated other comprehensive income, net of tax:	$7,081	$7,793

We made contributions to the postretirement medical plans to pay benefits of $3.9 million in 2011, $3.8 million in 2010 and $3.8 million in 2009. Because the postretirement medical plans are unfunded, we make contributions as the covered individuals’ claims are approved for payment. Accordingly, contributions during any period are directly correlated to the benefits paid.
Assumed health care cost trend rates have an effect on the amounts reported for the postretirement medical plans. A one-percentage point change in assumed health care cost trend rates would have the following effect on the 2011 reported amounts (in thousands):

	1% Increase	1% Decrease
Effect on postretirement Benefit Obligation	$436	$(424)
Effect on service cost plus interest cost	17	(16)

Defined Contribution Plans — We sponsor several defined contribution plans covering substantially all U.S. and Canadian employees and certain other non-U.S. employees. Employees may contribute to these plans, and these contributions are matched in varying amounts by us, including opportunities for discretionary matching contributions by us. Defined contribution plan expense was $17.8 million in 2011, $17.3 million in 2010 and $16.7 million in 2009.
Participants in the U.S. defined contribution plan have the option to invest in our common stock and, prior to 2009, discretionary contributions by us were funded with our common stock; therefore, the plan assets include such holdings of our common stock.

Legal Matters and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies
Legal Matters and Contingencies
Asbestos-Related Claims
We are a defendant in a substantial number of lawsuits that seek to recover damages for personal injury allegedly caused by exposure to asbestos-containing products manufactured and/or distributed by our heritage companies in the past. While the overall number of asbestos-related claims has generally declined in recent years, there can be no assurance that this trend will continue, or that the average cost per claim will not further increase. Asbestos-containing materials incorporated into any such products were primarily encapsulated and used as internal components of process equipment, and we do not believe that any significant emission of asbestos fibers occurred during the use of this equipment.
Our practice is to vigorously contest and resolve these claims, and we have been successful in resolving a majority of claims with little or no payment. Historically, a high percentage of resolved claims have been covered by applicable insurance or indemnities from other companies, and we believe that a substantial majority of existing claims should continue to be covered by insurance or indemnities. Accordingly, we have recorded a liability for our estimate of the most likely settlement of asserted claims and a related receivable from insurers or other companies for our estimated recovery, to the extent we believe that the amounts of recovery are probable and not otherwise in dispute. While unfavorable rulings, judgments or settlement terms regarding these claims could have a material adverse impact on our business, financial condition, results of operations and cash flows, we currently believe the likelihood is remote. In one asbestos insurance related matter, we have a claim in litigation against relevant insurers substantially in excess of the recorded receivable. If our claim is resolved more favorably than reflected in this receivable, we would benefit from a gain in the amount of such excess. We are currently unable to estimate the impact, if any, of unasserted asbestos-related claims, although future claims would also be subject to then existing indemnities and insurance coverage.
United Nations Oil-for-Food Program
In mid-2006, French authorities began an investigation of over 170 French companies, of which our French subsidiary was included, concerning suspected inappropriate activities conducted in connection with the United Nations Oil for Food Program. As anticipated and as previously disclosed, the French investigation of our French subsidiary was formally opened in the first quarter of 2010, and our French subsidiary has filed a formal response with the French court. In July 2012, the French court ruled against our procedural motions to challenge the constitutionality of the charges and quash the indictment.  We are now in the process of filing a formal appeal with the French Supreme Court to seek a reversal of the French court decision.  We currently do not expect to incur additional case resolution costs of a material amount in this matter; however, if the French authorities take enforcement action against our French subsidiary regarding its investigation, we may be subject to monetary and non-monetary penalties, which we currently do not believe will have a material adverse effect on our company.
In addition to the governmental investigation referenced above, on June 27, 2008, the Republic of Iraq filed a civil suit in federal court in New York against 93 participants in the United Nations Oil-for-Food Program, including us and our two foreign subsidiaries that participated in the program. There have been no material developments in this case since it was initially filed. We intend to vigorously contest the suit, and we believe that we have valid defenses to the claims asserted. While we cannot predict the outcome of the suit at the present time, we do not currently believe the resolution of this suit will have a material adverse financial impact on our company.
Other
We are currently involved as a potentially responsible party at seven former public waste disposal sites in various stages of evaluation or remediation. The projected cost of remediation at these sites, as well as our alleged "fair share" allocation, will remain uncertain until all studies have been completed and the parties have either negotiated an amicable resolution or the matter has been judicially resolved. At each site, there are many other parties who have similarly been identified. Many of the other parties identified are financially strong and solvent companies that appear able to pay their share of the remediation costs. Based on our information about the waste disposal practices at these sites and the environmental regulatory process in general, we believe that it is likely that ultimate remediation liability costs for each site will be apportioned among all liable parties, including site owners and waste transporters, according to the volumes and/or toxicity of the wastes shown to have been disposed of at the sites. We believe that our exposure for existing disposal sites will not be material.
We are also a defendant in a number of other lawsuits, including product liability claims, that are insured, subject to the applicable deductibles, arising in the ordinary course of business, and we are also involved in other uninsured routine litigation incidental to our business. We currently believe none of such litigation, either individually or in the aggregate, is material to our business, operations or overall financial condition. However, litigation is inherently unpredictable, and resolutions or dispositions of claims or lawsuits by settlement or otherwise could have an adverse impact on our financial position, results of operations or cash flows for the reporting period in which any such resolution or disposition occurs.
Although none of the aforementioned potential liabilities can be quantified with absolute certainty except as otherwise indicated above, we have established reserves covering exposures relating to contingencies, to the extent believed to be reasonably estimable and probable based on past experience and available facts. While additional exposures beyond these reserves could exist, they currently cannot be estimated. We will continue to evaluate and update the reserves as necessary and appropriate.

LEGAL MATTERS AND CONTINGENCIES
Asbestos-Related Claims

We are a defendant in a substantial number of lawsuits that seek to recover damages for personal injury allegedly caused by exposure to asbestos-containing products manufactured and/or distributed by our heritage companies in the past. While the overall number of asbestos-related claims has generally declined in recent years, there can be no assurance that this trend will continue, or that the average cost per claim will not further increase. Asbestos-containing materials incorporated into any such products were primarily encapsulated and used as internal components of process equipment, and we do not believe that any significant emission of asbestos fibers occurred during the use of this equipment.

Our practice is to vigorously contest and resolve these claims, and we have been successful in resolving a majority of claims with little or no payment. Historically, a high percentage of resolved claims have been covered by applicable insurance or indemnities from other companies, and we believe that a substantial majority of existing claims should continue to be covered by insurance or indemnities. Accordingly, we have recorded a liability for our estimate of the most likely settlement of asserted claims and a related receivable from insurers or other companies for our estimated recovery, to the extent we believe that the amounts of recovery are probable and not otherwise in dispute. While unfavorable rulings, judgments or settlement terms regarding these claims could have a material adverse impact on our business, financial condition, results of operations and cash flows, we currently believe the likelihood is remote. In one asbestos insurance related matter, we have a claim in litigation against relevant insurers substantially in excess of the recorded receivable. If our claim is resolved more favorably than reflected in this receivable, we would benefit from a one-time gain in the amount of such excess. We are currently unable to estimate the impact, if any, of unasserted asbestos-related claims, although future claims would also be subject to existing indemnities and insurance coverage.
United Nations Oil-for-Food Program

In mid-2006, French authorities began an investigation of over 170 French companies, of which our French subsidiary was included, concerning suspected inappropriate activities conducted in connection with the United Nations Oil for Food Program. As anticipated and as previously disclosed, the French investigation of our French subsidiary was formally opened in the first quarter of 2010, and our French subsidiary has filed a formal response with the French court. We currently do not expect to incur additional case resolution costs of a material amount in this matter; however, if the French authorities take enforcement action against our French subsidiary regarding its investigation, we may be subject to monetary and non-monetary penalties, which we currently do not believe will have a material adverse effect on our company.

In addition to the governmental investigation referenced above, on June 27, 2008, the Republic of Iraq filed a civil suit in federal court in New York against 93 participants in the United Nations Oil-for-Food Program, including us and our two foreign subsidiaries that participated in the program. There have been no material developments in this case since it was initially filed. We intend to vigorously contest the suit, and we believe that we have valid defenses to the claims asserted. While we cannot predict the outcome of the suit at the present time, we do not currently believe the resolution of this suit will have a material adverse financial impact on our company.
Export Compliance

As previously reported, in March 2006, we initiated a voluntary systematic process to determine our compliance with respect to U.S. export control and economic sanctions laws and regulations. Our process included the onsite review of approximately 40 sites globally and addressed the period of October 1, 2002 through October 1, 2007. At the end of 2008, we completed comprehensive disclosures to the Commerce Department's Bureau of Industry and Security ("BIS") and the Treasury Department's Office of Foreign Assets Control ("OFAC") regarding the results of our review process, and we continued to work closely with authorities over the next several years to supplement and clarify specific aspects of our voluntary disclosures.

Based on the results of our review process, we determined and voluntarily self-disclosed that certain of our domestic and foreign affiliates engaged in unlicensed exports and reexports of pumps, valves and related components to Iran, Syria, Sudan, Cuba and various other countries. As previously disclosed in our Quarterly Report on Form 10-Q for the quarter ended September 30, 2011, and as disclosed in the public releases of both BIS and OFAC, in late September 2011, we entered into settlement agreements with both BIS and OFAC that resolved in full all matters contained in our voluntary self-disclosures. Under the settlements, we agreed to pay a civil penalty of $2.5 million to BIS to settle 228 charges of unlicensed exports and reexports to Iran, Syria and various other countries and $0.5 million to OFAC to settle charges alleging 58 violations of OFAC's Iranian, Cuban and Sudanese sanctioned programs. As a part of our settlement with BIS, we also agreed to conduct a one-time, post-settlement compliance audit of 16 company sites located in the U.S. and overseas. The full amount of the civil penalties and the expected cost of the audit approximated the reserve previously established for the matter. As disclosed, effective January 1, 2012, our foreign subsidiaries substantially completed the voluntary winding down of business in these countries.
Other

We are currently involved as a potentially responsible party at seven former public waste disposal sites in various stages of evaluation or remediation. The projected cost of remediation at these sites, as well as our alleged “fair share” allocation, will remain uncertain until all studies have been completed and the parties have either negotiated an amicable resolution or the matter has been judicially resolved. At each site, there are many other parties who have similarly been identified. Many of the other parties identified are financially strong and solvent companies that appear able to pay their share of the remediation costs. Based on our information about the waste disposal practices at these sites and the environmental regulatory process in general, we believe that it is likely that ultimate remediation liability costs for each site will be apportioned among all liable parties, including site owners and waste transporters, according to the volumes and/or toxicity of the wastes shown to have been disposed of at the sites. We believe that our exposure for existing disposal sites will not be material.

We are also a defendant in a number of other lawsuits, including product liability claims, that are insured, subject to the applicable deductibles, arising in the ordinary course of business, and we are also involved in other uninsured routine litigation incidental to our business. We currently believe none of such litigation, either individually or in the aggregate, is material to our business, operations or overall financial condition. However, litigation is inherently unpredictable, and resolutions or dispositions of claims or lawsuits by settlement or otherwise could have an adverse impact on our financial position, results of operations or cash flows for the reporting period in which any such resolution or disposition occurs.

Although none of the aforementioned potential liabilities can be quantified with absolute certainty except as otherwise indicated above, we have established reserves covering exposures relating to contingencies, to the extent believed to be reasonably estimable and probable based on past experience and available facts. While additional exposures beyond these reserves could exist, they currently cannot be estimated. We will continue to evaluate and update the reserves as necessary and appropriate.

Warranty Reserve	12 Months Ended
Dec. 31, 2011
Product Warranties Disclosures [Abstract]
Warranty Reserve
WARRANTY RESERVE
We have recorded reserves for product warranty claims that are included in both current and noncurrent liabilities. The following is a summary of the activity in the warranty reserve:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$34,374	$38,024	$36,936
Accruals for warranty expense, net of adjustments	35,535	24,779	34,456
Settlements made	(31,876)	(28,429)	(33,368)
Balance — December 31	$38,033	$34,374	$38,024

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity
Shareholders’ Equity
Dividends – On February 20, 2012, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.32 per share to $0.36 per share payable quarterly beginning on April 13, 2012. Generally, our dividend date-of-record is in the last month of the quarter, and the dividend is paid the following month.
Share Repurchase Program – On May 31, 2012, we announced that our Board of Directors endorsed an updated capital structure strategy. A part of this capital structure strategy includes returning additional capital more quickly to shareholders through an expanded share repurchase program of $1.0 billion. The $1.0 billion share repurchase program authorization included approximately $233 million of remaining capacity under our prior share repurchase program, which was originally approved by our Board of Directors on September 12, 2011 and replenished on December 15, 2011. Our share repurchase program does not have an expiration date, and we reserve the right to limit or terminate the repurchase program at anytime without notice.
As a part of the $1.0 billion share repurchase program, on June 14, 2012, we entered into an accelerated share repurchase program (the “ASR Program”) with J.P. Morgan Securities LLC, as agent for JPMorgan Chase Bank, N.A., London Branch, under which we agreed to repurchase an aggregate of $300.0 million of our common stock. Under the ASR Program, we paid $300.0 million and received an initial delivery of 2,260,738 shares, representing 80% of the ASR Program's value at the then-current price of $106.16 per share. The remaining 20% of the ASR Program's value will be delivered at program settlement, with the final number of shares to be repurchased based on the volume-weighted average price of our common stock during the repurchase period, less an agreed upon discount and adjusted for the initial share delivery. Under the terms of the ASR Program, at settlement, we could either receive additional shares from the counterparty or be required to deliver additional shares or cash, at our option, to the counterparty. The ASR Program will be complete by the end of 2012.
The ASR Program was accounted for as two separate transactions: (i) as shares of common stock acquired in a treasury stock transaction and (ii) as a forward contract indexed to our own common stock. The initial delivery of shares resulted in an immediate reduction of the outstanding shares used to calculate the weighted-average common shares outstanding for basic and diluted net earnings per share from the effective date of the ASR Program. We have determined that the forward contract indexed to our common stock met all of the applicable criteria for equity classification. The ASR Program was funded through a combination of cash on hand, existing capacity on our revolving credit facility and proceeds from a new $250.0 million Bridge Loan, which is described in further detail in Note 5 above.
Inclusive of the ASR Program's 2,260,738 initial share delivery, representing 80% of the program's value, we repurchased 3,307,003 shares of our outstanding common stock for $350.8 million, and 100,000 shares for $12.2 million, during the three months ended June 30, 2012 and 2011, respectively. We repurchased 3,492,003 shares of our outstanding common stock for $372.9 million, and 212,500 shares for $26.0 million, during the six months ended June 30, 2012 and 2011, respectively. As of June 30, 2012, we have $624.7 million of remaining capacity under our current share repurchase program, which reflects the full $300.0 million value of the ASR Program, which will conclude by the end of 2012.

SHAREHOLDERS’ EQUITY
On February 20, 2012, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.32 per share to $0.36 per share payable quarterly beginning on April 13, 2012. On February 21, 2011, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.29 per share to $0.32 per share payable quarterly beginning on April 14, 2011. On February 22, 2010, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.27 per share to $0.29 per share payable quarterly beginning on April 7, 2010. Generally, our dividend date-of-record is in the last month of the quarter, and the dividend is paid the following month.
On February 27, 2008, our Board of Directors announced the approval of a program to repurchase up to $300.0 million of our outstanding common stock, which concluded in the fourth quarter of 2011. On September 12, 2011, our Board of Directors announced the approval of a new program to repurchase up to $300.0 million of our outstanding common stock over an unspecified time period. We repurchased $7.3 million and $101.6 million of our common stock under the old and new programs, respectively, in the fourth quarter of 2011. On December 15, 2011, the Board of Directors announced the approval of the replenishment of the new $300.0 million share repurchase program, providing the full $300.0 million in remaining authorized repurchase capacity at December 31, 2011. Our share repurchase program does not have an expiration date, and we reserve the right to limit or terminate the repurchase program at any time without notice.
We repurchased 1,482,833, 450,000 and 544,500 shares for $150.0 million, $46.0 million and $40.9 million during 2011, 2010 and 2009, respectively. To date, we have repurchased a total of 4,218,433 shares for $401.9 million under these programs.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
For the three months ended June 30, 2012, we earned $148.1 million before taxes and provided for income taxes of $39.6 million, resulting in an effective tax rate of 26.7%. For the six months ended June 30, 2012, we earned $277.1 million before taxes and provided for income taxes of $75.1 million resulting in an effective tax rate of 27.1%. The effective tax rate varied from the U.S. federal statutory rate for the three and six months ended June 30, 2012 primarily due to the net impact of foreign operations and a net reduction of our reserve for uncertain tax positions due to the lapse of the statute of limitations in certain jurisdictions.
For the three months ended June 30, 2011, we earned $137.0 million before taxes and provided for income taxes of $38.2 million, resulting in an effective tax rate of 27.9%. For the six months ended June 30, 2011, we earned $267.6 million before taxes and provided for income taxes of $71.9 million, resulting in an effective tax rate of 26.9%. The effective tax rate varied from the U.S. federal statutory rate for the three months ended June 30, 2011 primarily due to the net impact of foreign operations. The effective tax rate varied from the U.S. federal statutory rate for the six months ended June 30, 2011 primarily due to the net impact of foreign operations and the lapse of the statute of limitations in certain jurisdictions.
As of June 30, 2012, the amount of unrecognized tax benefits decreased by $3.2 million from December 31, 2011, due to the net impacts of currency translation adjustments and expiration of statutes. With limited exception, we are no longer subject to U.S. federal, state and local income tax audits for years through 2007 or non-U.S. income tax audits for years through 2004. We are currently under examination for various years in China, Germany, India, Italy, Singapore, the U.S. and Venezuela.
It is reasonably possible that within the next 12 months the effective tax rate will be impacted by the resolution of some or all of the matters audited by various taxing authorities. It is also reasonably possible that we will have the statute of limitations close in various taxing jurisdictions within the next 12 months. As such, we estimate we could record a reduction in our tax expense of between $14.3 million and $26.9 million within the next 12 months.

INCOME TAXES
The provision for income taxes consists of the following:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Current:
U.S. federal	$42,596	$12,557	$19,544
Non-U.S.	95,677	93,046	125,160
State and local	6,567	1,468	6,566
Total current	144,840	107,071	151,270
Deferred:
U.S. federal	19,086	34,732	3,842
Non-U.S.	(11,918)	(2,830)	1,118
State and local	6,516	2,623	230
Total deferred	13,684	34,525	5,190
Total provision	$158,524	$141,596	$156,460

The expected cash payments for the current income tax expense for 2011, 2010 and 2009 were reduced by $5.7 million, $10.0 million and $0.4 million, respectively, as a result of tax deductions related to the exercise of non-qualified employee stock options and the vesting of restricted stock. The income tax benefit resulting from these stock-based compensation plans has increased capital in excess of par value.
The provision for income taxes differs from the statutory corporate rate due to the following:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in millions)
Statutory federal income tax at 35%	$205.7	$185.6	$204.7
Foreign impact, net	(55.0)	(37.6)	(49.1)
Change in valuation allowances	3.6	(2.3)	(1.1)
State and local income taxes, net	13.1	4.1	6.8
Meals and entertainment	0.8	0.9	0.9
Other	(9.7)	(9.1)	(5.7)
Total	$158.5	$141.6	$156.5
Effective tax rate	27.0%	26.7%	26.8%

The net increase (decrease) in valuation allowances in the rate reconciliation above includes a net increase (reduction) of foreign valuation allowances of $3.5 million, $(2.3) million and $0.9 million in 2011, 2010 and 2009, respectively.
The 2011, 2010 and 2009 effective tax rates differed from the federal statutory rate of 35% primarily due to the net impact of foreign operations, which included the impacts of lower foreign tax rates, and changes in our reserves established for uncertain tax positions.
We assert permanent reinvestment on the majority of invested capital and unremitted foreign earnings in our foreign subsidiaries. However, we do not assert permanent reinvestment on a limited number of foreign subsidiaries where future distributions may occur. The cumulative amount of undistributed earnings considered permanently reinvested is $1.3 billion. Should these permanently reinvested earnings be repatriated in a future period in the form of dividends or otherwise, our provision for income taxes may increase materially in that period. During each of the three years reported in the period ended December 31, 2011, we have not recognized any net deferred tax assets attributable to excess foreign tax credits on unremitted earnings or foreign currency translation adjustments in our foreign subsidiaries with excess financial reporting basis.
For those subsidiaries where permanent reinvestment was not asserted, we had cash and deemed dividend distributions that resulted in the recognition of $9.5 million, $8.2 million and $2.4 million of income tax benefit during the years ended December 31, 2011, 2010 and 2009, respectively. As we have not recorded a benefit for the excess foreign tax credits associated with deemed repatriation of unremitted earnings, these credits are not available to offset the liability associated with these dividends.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the consolidated deferred tax assets and liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Deferred tax assets related to:
Retirement benefits	$36,735	$37,946
Net operating loss carryforwards	32,694	35,826
Compensation accruals	43,418	49,809
Inventories	50,159	46,330
Credit carryforwards	44,861	30,972
Warranty and accrued liabilities	20,451	19,768
Unrealized foreign exchange gain	2,233	—
Restructuring charge	730	1,315
Other	25,095	17,161
Total deferred tax assets	256,376	239,127
Valuation allowances	(17,686)	(14,296)
Net deferred tax assets	238,690	224,831
Deferred tax liabilities related to:
Property, plant and equipment	(33,056)	(25,773)
Goodwill and intangibles	(115,634)	(102,196)
Unrealized foreign exchange loss	—	(237)
Foreign equity investments	(8,044)	(6,635)
Total deferred tax liabilities	(156,734)	(134,841)
Deferred tax assets, net	$81,956	$89,990

We have $157.9 million of U.S. and foreign net operating loss carryforwards at December 31, 2011. Of this total, $37.1 million are state net operating losses. Net operating losses generated in the U.S., if unused, will expire in 2012 through 2026. The majority of our non-U.S. net operating losses carry forward without expiration. Additionally, we have $43.4 million of foreign tax credit carryforwards at December 31, 2011, expiring in 2018 through 2020 for which no valuation allowance reserves have been recorded.
Earnings before income taxes comprised:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
U.S.	$247,684	$201,997	$142,783
Non-U.S.	340,071	328,280	442,008
Total	$587,755	$530,277	$584,791

A tabular reconciliation of the total gross amount of unrecognized tax benefits, excluding interest and penalties, is as follows (in millions):

	2011	2010
Balance — January 1	$104.6	$130.2
Gross amount of increases (decreases) in unrecognized tax benefits resulting from tax positions taken:
During a prior year	1.0	(1.2)
During the current period	8.8	7.2
Decreases in unrecognized tax benefits relating to:
Settlements with taxing authorities	(9.8)	(6.2)
Lapse of the applicable statute of limitations	(8.3)	(21.3)
Decreases in unrecognized tax benefits relating to foreign currency translation adjustments	(2.5)	(4.1)
Balance — December 31	$93.8	$104.6

The amount of gross unrecognized tax benefits at December 31, 2011 was $118.8 million, which includes $25.0 million of accrued interest and penalties. Of this amount $75.2 million, if recognized, would favorably impact our effective tax rate. During the years ended December 31, 2011, 2010 and 2009 we recognized net interest and penalty (income) expense of $(1.9) million, $(2.3) million and $4.4 million, respectively, in our consolidated statement of income.
With limited exception, we are no longer subject to U.S. federal, state and local income tax audits for years through 2007 or non-U.S. income tax audits for years through 2004. We are currently under examination for various years in China, Germany, India, Italy, Singapore, the U.S. and Venezuela.
It is reasonably possible that within the next 12 months the effective tax rate will be impacted by the resolution of some or all of the matters audited by various taxing authorities. It is also reasonably possible that we will have the statute of limitations close in various taxing jurisdictions within the next 12 months. As such, we estimate we could record a reduction in our tax expense of between $15.9 million and $25.7 million within the next 12 months.

Business Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Business Segment Information
Segment Information
We are principally engaged in the worldwide design, manufacture, distribution and service of industrial flow management equipment. We provide long lead-time, highly engineered pumps, shorter lead-time engineered pumps, standardized, general purpose pumps, mechanical seals, industrial valves and related automation products and solutions primarily for oil and gas, chemical, power generation, water management and other general industries requiring flow management products and services.
Our business segments, defined below, share a focus on industrial flow control technology and have a high number of common customers. These segments also have complementary product offerings and technologies that are often combined in applications that provide us a net competitive advantage. Our segments also benefit from our global footprint and our economies of scale in reducing administrative and overhead costs to serve customers more cost effectively.
We conduct our operations through these three business segments based on type of product and how we manage the business:

•	Engineered Product Division ("EPD") for long lead-time, custom and other highly-engineered pumps and pump systems, mechanical seals, auxiliary systems and replacement parts and related services;

•	Industrial Product Division ("IPD") for engineered and pre-configured industrial pumps and pump systems and related products and services; and

•	Flow Control Division ("FCD") for engineered and industrial valves, control valves, actuators and controls and related services.
For decision-making purposes, our CEO and other members of senior executive management use financial information generated and reported at the reportable segment level. Our corporate headquarters does not constitute a separate division or business segment. We evaluate segment performance and allocate resources based on each reportable segment’s operating income. Amounts classified as "Eliminations and All Other" include corporate headquarters costs and other minor entities that do not constitute separate segments. Intersegment sales and transfers are recorded at cost plus a profit margin, with the sales and related margin on such sales eliminated in consolidation.
The following is a summary of the financial information of the reportable segments reconciled to the amounts reported in the condensed consolidated financial statements:

				Subtotal–	Eliminations
Three Months Ended June 30, 2012				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$570,494	$212,354	$399,377	$1,182,225	$—	$1,182,225
Intersegment sales	16,163	19,326	2,162	37,651	(37,651)	—
Segment operating income	95,054	23,830	60,353	179,237	(14,441)	164,796

				Subtotal–	Eliminations
Three Months Ended June 30, 2011				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$539,213	$202,483	$384,056	$1,125,752	$—	$1,125,752
Intersegment sales	18,080	22,033	3,029	43,142	(43,142)	—
Segment operating income	86,686	9,617	59,935	156,238	(16,132)	140,106

				Subtotal–	Eliminations
Six Months Ended June 30, 2012				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$1,090,336	$405,735	$761,134	$2,257,205	$—	$2,257,205
Intersegment sales	31,129	39,131	4,296	74,556	(74,556)	—
Segment operating income	187,231	41,181	116,046	344,458	(37,139)	307,319

				Subtotal–	Eliminations
Six Months Ended June 30, 2011				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$1,038,973	$363,395	$720,591	$2,122,959	$—	$2,122,959
Intersegment sales	42,091	37,446	4,091	83,628	(83,628)	—
Segment operating income	178,442	22,693	107,469	308,604	(38,245)	270,359

EPD's operating income for the six months ended June 30, 2012, included a $10.4 million gain from the sale of a manufacturing facility in Rio de Janeiro, Brazil, in preparation for opening a new manufacturing facility there later in 2012.

BUSINESS SEGMENT INFORMATION
We are principally engaged in the worldwide design, manufacture, distribution and service of industrial flow management equipment. We provide long lead-time, custom and other highly engineered pumps; standardized, general purpose pumps; mechanical seals; industrial valves; and related automation products and solutions primarily for oil and gas, chemical, power generation, water management and other general industries requiring flow management products and services.
Our business segments, defined below, share a focus on industrial flow control technology and have a high number of common customers. These segments also have complementary product offerings and technologies that are often combined in applications which provide us a net competitive advantage. Our segments also benefit from our global footprint and our economies of scale in reducing administrative and overhead costs to serve customers more cost effectively.
We conduct our operations through these three business segments based on type of product and how we manage the business:

•	FSG EPD for long lead-time, custom and other highly-engineered pumps and pump systems, mechanical seals, auxiliary systems and replacement parts and related services;

•	FSG IPD for engineered and pre-configured industrial pumps and pump systems and related products and services; and

•	FCD for engineered and industrial valves, control valves, actuators and controls and related services.
During 2011, the President of FSG reported directly to the Chief Executive Officer ("CEO") and the FSG Vice President - Finance reported directly to our Chief Accounting Officer ("CAO"). The structure of FSG consists of two reportable operating segments: EPD and IPD. During 2011, FCD had a President, who reported directly to our CEO, and a Vice President - Finance, who reported directly to our CAO. For decision-making purposes, our CEO and other members of senior executive management use financial information generated and reported at the reportable segment level. Our corporate headquarters does not constitute a separate division or business segment. On January 11, 2012, a new unified operational leadership structure was announced resulting in the creation of a Chief Operating Officer position, in lieu of the above segment President structure. The creation of this position did not impact how we have defined the above three business segments or our assessment of our CEO as the chief operating decision maker.
We evaluate segment performance and allocate resources based on each reportable segment’s operating income. Amounts classified as "Eliminations and All Other" include corporate headquarters costs and other minor entities that do not constitute separate segments. Intersegment sales and transfers are recorded at cost plus a profit margin, with the sales and related margin on such sales eliminated in consolidation.
The following is a summary of the financial information of our reportable segments as of and for the years ended December 31, 2011, 2010 and 2009 reconciled to the amounts reported in the consolidated financial statements.

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2011:
Sales to external customers	$2,239,405	$802,864	$1,467,932	$4,510,201	$—	$4,510,201
Intersegment sales	81,978	75,337	5,414	162,729	(162,729)	—
Segment operating income	395,184	62,906	233,329	691,419	(72,742)	618,677
Depreciation and amortization	41,199	13,864	40,912	95,975	8,846	104,821
Identifiable assets	2,055,600	740,179	1,406,531	4,202,310	420,304	4,622,614
Capital expenditures	44,714	12,834	43,797	101,345	6,622	107,967

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2010:
Sales to external customers	$2,087,040	$754,826	$1,190,170	$4,032,036	$—	$4,032,036
Intersegment sales	65,636	45,358	7,349	118,343	(118,343)	—
Segment operating income	412,622	68,480	180,409	661,511	(80,159)	581,352
Depreciation and amortization	39,629	18,089	34,906	92,624	8,670	101,294
Identifiable assets	1,791,886	664,573	1,342,915	3,799,374	660,536	4,459,910
Capital expenditures	54,478	12,130	31,312	97,920	4,082	102,002

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2009:
Sales to external customers	$2,249,265	$919,355	$1,196,642	$4,365,262	$—	$4,365,262
Intersegment sales	67,023	51,616	6,576	125,215	(125,215)	—
Segment operating income	434,840	107,886	204,118	746,844	(117,327)	629,517
Depreciation and amortization	42,168	15,903	29,140	87,211	8,234	95,445
Identifiable assets	1,729,817	700,992	1,011,608	3,442,417	806,477	4,248,894
Capital expenditures	44,037	22,351	32,358	98,746	9,702	108,448
_______________________________________

(1)	The changes in identifiable assets for "Eliminations and All Other" in 2011, 2010 and 2009 are primarily a result of changes in cash balances.
Geographic Information — We attribute sales to different geographic areas based on the facilities’ locations. Long-lived assets are classified based on the geographic area in which the assets are located and exclude deferred tax assets categorized as noncurrent. Sales and long-lived assets by geographic area are as follows:

	Year Ended December 31, 2011
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,507,209	33.4%	$1,095,616	55.4%
EMA(1)	1,954,212	43.3%	671,305	34.0%
Asia(2)	517,375	11.5%	100,344	5.1%
Other(3)	531,405	11.8%	109,152	5.5%
Consolidated total	$4,510,201	100.0%	$1,976,417	100.0%

	Year Ended December 31, 2010
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,331,818	33.0%	$1,031,184	53.9%
EMA(1)	1,844,291	45.7%	687,495	36.0%
Asia(2)	423,461	10.5%	96,040	5.0%
Other(3)	432,466	10.8%	97,104	5.1%
Consolidated total	$4,032,036	100.0%	$1,911,823	100.0%

	Year Ended December 31, 2009
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,416,739	32.5%	$1,034,055	60.2%
EMA(1)	2,142,371	49.1%	510,391	29.7%
Asia(2)	405,456	9.3%	88,770	5.2%
Other(3)	400,696	9.1%	85,032	4.9%
Consolidated total	$4,365,262	100.0%	$1,718,248	100.0%
___________________________________

(1)
"EMA" includes Europe, the Middle East and Africa. Germany accounted for approximately 9% of 2011, 9% of 2010 and 12% of 2009 consolidated sales, and Italy accounted for approximately 10% of consolidated long-lived assets in 2011 and 2010. No other individual country within this group represents 10% or more of consolidated totals for any period presented.

(2)	"Asia" includes Asia and Australia. No individual country within this group represents 10% or more of consolidated totals for any period presented.

(3)	"Other" includes Canada and Latin America. No individual country within this group represents 10% or more of consolidated totals for any period presented.
Net sales to international customers, including export sales from the U.S., represented 73% of total sales in each of 2011, 2010 and 2009.
Major Customer Information — We have a large number of customers across a large number of manufacturing and service facilities and do not believe that we have sales to any individual customer that represent 10% or more of consolidated sales for any of the years presented.

Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following presents the components of accumulated other comprehensive loss, net of related tax effects:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Foreign currency translation adjustments(1)(2)	$(79,267)	$(22,425)	$(11,813)
Pension and other postretirement effects	(134,774)	(126,284)	(132,680)
Cash flow hedging activity	(735)	(428)	(3,251)
Accumulated other comprehensive loss	$(214,776)	$(149,137)	$(147,744)
_______________________________________

(1)	Includes foreign currency translation adjustments attributable to noncontrolling interests.

(2)
Foreign currency translation adjustments in 2011 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2011 as compared with December 31, 2010. Foreign currency translation adjustments in 2010 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2010 as compared with December 31, 2009.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (UNAUDITED)
The following presents a summary of the unaudited quarterly data for 2011 and 2010 (amounts in millions, except per share data):

	2011
Quarter	4th	3rd	2nd	1st
Sales	$1,265.4	$1,121.8	$1,125.8	$997.2
Gross profit	420.0	376.6	369.3	347.7
Earnings before income taxes	180.2	140.0	137.0	130.6
Net earnings attributable to Flowserve Corporation	125.1	107.8	98.7	97.0
Earnings per share:
Basic	$2.27	$1.94	$1.77	$1.74
Diluted	2.25	1.92	1.76	1.72

	2010
Quarter	4th	3rd	2nd	1st
Sales	$1,140.3	$971.7	$961.1	$958.9
Gross profit	384.5	333.5	343.4	348.3
Earnings before income taxes	153.0	139.9	125.4	112.0
Net earnings attributable to Flowserve Corporation	112.6	103.9	91.6	80.2
Earnings per share:
Basic	$2.02	$1.86	$1.64	$1.44
Diluted	2.00	1.84	1.62	1.42

We had no significant fourth quarter adjustments in 2011. The significant fourth quarter adjustment for 2010 pre-tax was to record $8.1 million in charges related to our Realignment Programs. See Note 7 for additional information on our Realignment Programs.

Guarantor Financial Data	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Financial Data [Abstract]
Condensed Consolidating Financial Statements Related to Guaranteed Debt

Supplemental Guarantor Financial Information
We may, from time to time, offer debt securities that are fully and unconditionally and jointly and severally guaranteed by certain of our 100% owned domestic subsidiaries. In accordance with Rule 3−10 of Regulation S−X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, results of operations and cash flows of Flowserve Corporation (referred to as “Parent” for the purpose of this note only) on a Parent−only (Issuer) basis, the combined guarantor subsidiaries on a guarantor−only basis, the combined non-guarantor subsidiaries on a non-guarantor-only basis and elimination adjustments necessary to arrive at the information for the Parent, guarantor subsidiaries and non-guarantor subsidiaries on a consolidated basis. Investments in subsidiaries have been accounted for using the equity method for this presentation.
The following condensed consolidating financial information presents the statements of income for the three and six months ended June 30, 2012 and 2011, the balance sheets as of June 30, 2012 and December 31, 2011 and the statements of cash flows for the six months ended June 30, 2012 and 2011 for the Parent, guarantor subsidiaries and non-guarantor subsidiaries and elimination adjustments.
FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Three Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$457,165	$815,552	$(90,492)	$1,182,225
Cost of sales	—	(303,806)	(584,309)	90,492	(797,623)
Gross profit	—	153,359	231,243	—	384,602
Selling, general and administrative expense	(1,861)	(95,145)	(126,886)	—	(223,892)
Net earnings from affiliates	—	635	3,451	—	4,086
Net earnings from consolidated subsidiaries, net of tax	109,167	74,995	—	(184,162)	—
Operating income	107,306	133,844	107,808	(184,162)	164,796
Interest expense, net	(747)	(4,919)	(3,019)	—	(8,685)
Other income (expense), net	—	1,185	(9,231)	—	(8,046)
Earnings before income taxes	106,559	130,110	95,558	(184,162)	148,065
Provision for income taxes	757	(20,943)	(19,394)	—	(39,580)
Net earnings, including noncontrolling interests	107,316	109,167	76,164	(184,162)	108,485
Less: Net earnings attributable to noncontrolling interests	—	—	(1,169)	—	(1,169)
Net earnings attributable to Flowserve Corporation	$107,316	$109,167	$74,995	$(184,162)	$107,316
Comprehensive income attributable to Flowserve Corporation	$51,353	$53,115	$17,933	$(71,048)	$51,353

	Three Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$439,409	$772,957	$(86,614)	$1,125,752
Cost of sales	—	(283,389)	(559,639)	86,614	(756,414)
Gross profit	—	156,020	213,318	—	369,338
Selling, general and administrative expense	(1,567)	(89,921)	(141,495)	—	(232,983)
Net earnings from affiliates	—	1,007	2,744	—	3,751
Net earnings from consolidated subsidiaries, net of tax	100,138	58,738	—	(158,876)	—
Operating income	98,571	125,844	74,567	(158,876)	140,106
Interest expense, net	(394)	(4,090)	(4,656)	—	(9,140)
Other (expense) income, net	—	(1,187)	7,172	—	5,985
Earnings before income taxes	98,177	120,567	77,083	(158,876)	136,951
Provision for income taxes	555	(20,429)	(18,353)	—	(38,227)
Net earnings, including noncontrolling interests	98,732	100,138	58,730	(158,876)	98,724
Less: Net earnings attributable to noncontrolling interests	—	—	8	—	8
Net earnings attributable to Flowserve Corporation	$98,732	$100,138	$58,738	$(158,876)	$98,732
Comprehensive income attributable to Flowserve Corporation	$126,223	$128,305	$85,827	$(214,132)	$126,223

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$892,911	$1,535,573	$(171,279)	$2,257,205
Cost of sales	—	(589,956)	(1,094,743)	171,279	(1,513,420)
Gross profit	—	302,955	440,830	—	743,785
Selling, general and administrative expense	(2,981)	(195,374)	(247,426)	—	(445,781)
Net earnings from affiliates	—	1,955	7,360	—	9,315
Net earnings from consolidated subsidiaries, net of tax	203,517	134,605	—	(338,122)	—
Operating income	200,536	244,141	200,764	(338,122)	307,319
Interest expense, net	(1,348)	(9,377)	(6,487)	—	(17,212)
Other income (expense), net	—	1,849	(14,834)	—	(12,985)
Earnings before income taxes	199,188	236,613	179,443	(338,122)	277,122
Provision for income taxes	1,253	(33,096)	(43,252)	—	(75,095)
Net earnings, including noncontrolling interests	200,441	203,517	136,191	(338,122)	202,027
Less: Net earnings attributable to noncontrolling interests	—	—	(1,586)	—	(1,586)
Net earnings attributable to Flowserve Corporation	$200,441	$203,517	$134,605	$(338,122)	$200,441
Comprehensive income attributable to Flowserve Corporation	$179,236	$182,603	$111,396	$(293,999)	$179,236

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$835,213	$1,448,697	$(160,951)	$2,122,959
Cost of sales	—	(537,724)	(1,029,153)	160,951	(1,405,926)
Gross profit	—	297,489	419,544	—	717,033
Selling, general and administrative expense	(4,034)	(179,834)	(271,754)	—	(455,622)
Net earnings from affiliates	—	2,042	6,906	—	8,948
Net earnings from consolidated subsidiaries, net of tax	199,613	124,821	—	(324,434)	—
Operating income	195,579	244,518	154,696	(324,434)	270,359
Interest expense, net	(644)	(8,773)	(7,839)	—	(17,256)
Other (expense) income, net	—	(2,772)	17,246	—	14,474
Earnings before income taxes	194,935	232,973	164,103	(324,434)	267,577
Provision for income taxes	780	(33,360)	(39,277)	—	(71,857)
Net earnings, including noncontrolling interests	195,715	199,613	124,826	(324,434)	195,720
Less: Net earnings attributable to noncontrolling interests	—	—	(5)	—	(5)
Net earnings attributable to Flowserve Corporation	$195,715	$199,613	$124,821	$(324,434)	$195,715
Comprehensive income attributable to Flowserve Corporation	$271,439	$275,766	$198,774	$(474,540)	$271,439
FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$14,879	$—	$160,334	$—	$175,213
Accounts receivable, net	—	256,748	800,894	—	1,057,642
Intercompany receivables	8,811	121,777	62,412	(193,000)	—
Inventories, net	—	386,409	762,769	—	1,149,178
Other current assets, net	1,941	102,186	131,487	—	235,614
Total current assets	25,631	867,120	1,917,896	(193,000)	2,617,647
Property, plant and equipment, net	—	191,364	400,441	—	591,805
Goodwill	—	671,858	370,552	—	1,042,410
Intercompany receivables	475,000	37,105	1,144	(513,249)	—
Investment in consolidated subsidiaries	2,257,361	1,434,339	—	(3,691,700)	—
Other assets, net	8,898	187,675	157,448	—	354,021
Total assets	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$139,136	$402,789	$—	$541,925
Intercompany payables	11	71,212	121,777	(193,000)	—
Accrued liabilities	8,135	246,021	577,026	—	831,182
Debt due within one year	337,500	15	33,120	—	370,635
Deferred taxes	—	—	8,848	—	8,848
Total current liabilities	345,646	456,384	1,143,560	(193,000)	1,752,590
Long-term debt due after one year	425,000	20	1,120	—	426,140
Intercompany payables	1,144	475,000	37,105	(513,249)	—
Retirement obligations and other liabilities	7,500	200,696	221,353	—	429,549
Total liabilities	779,290	1,132,100	1,403,138	(706,249)	2,608,279
Total Flowserve Corporation shareholders’ equity	1,987,600	2,257,361	1,434,339	(3,691,700)	1,987,600
Noncontrolling interest	—	—	10,004	—	10,004
Total equity	1,987,600	2,257,361	1,444,343	(3,691,700)	1,997,604
Total liabilities and equity	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

	December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$150,308	$—	$187,048	$—	$337,356
Accounts receivable, net	—	271,571	788,678	—	1,060,249
Intercompany receivables	—	118,292	33,883	(152,175)	—
Inventories, net	—	357,870	650,509	—	1,008,379
Other current assets, net	1,530	94,413	126,427	—	222,370
Total current assets	151,838	842,146	1,786,545	(152,175)	2,628,354
Property, plant and equipment, net	—	194,671	404,075	—	598,746
Goodwill	—	673,013	372,064	—	1,045,077
Intercompany receivables	475,000	14,697	1,144	(490,841)	—
Investment in consolidated subsidiaries	2,122,734	1,336,856	—	(3,459,590)	—
Other assets, net	10,039	184,855	155,543	—	350,437
Total assets	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$153,137	$444,205	$—	$597,342
Intercompany payables	223	33,660	118,292	(152,175)	—
Accrued liabilities	6,143	271,535	530,923	—	808,601
Debt due within one year	25,000	5	28,618	—	53,623
Deferred taxes	—	—	10,755	—	10,755
Total current liabilities	31,366	458,337	1,132,793	(152,175)	1,470,321
Long-term debt due after one year	450,000	40	1,553	—	451,593
Intercompany payables	1,144	475,000	14,697	(490,841)	—
Retirement obligations and other liabilities	7,288	190,127	225,055	—	422,470
Total liabilities	489,798	1,123,504	1,374,098	(643,016)	2,344,384
Total Flowserve Corporation shareholders’ equity	2,269,813	2,122,734	1,336,856	(3,459,590)	2,269,813
Noncontrolling interest	—	—	8,417	—	8,417
Total equity	2,269,813	2,122,734	1,345,273	(3,459,590)	2,278,230
Total liabilities and equity	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided (used) by operating activities	$47,299	$75,572	$(3,971)	$(58,525)	$60,375
Cash flows — Investing activities:
Capital expenditures	—	(15,334)	(41,551)	—	(56,885)
Payments for acquisitions, net of cash acquired	—	—	(3,996)	—	(3,996)
Intercompany loan payments	—	(22,409)	—	22,409	—
Proceeds from disposition of assets	—	74	7,828	—	7,902
Affiliate investment activity, net	—	—	(1,620)	—	(1,620)
Net cash flows used by investing activities	—	(37,669)	(39,339)	22,409	(54,599)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,946	—	—	10,946
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Proceeds from short term financing	300,000	—	—	—	300,000
Net (payments) borrowings under other financing arrangements	—	(10)	4,836	—	4,826
Repurchases of common shares	(432,898)	—	—	—	(432,898)
Payments of dividends	(37,082)	—	—	—	(37,082)
Intercompany loan proceeds	—	—	22,409	(22,409)	—
Intercompany dividends	—	(48,839)	(9,686)	58,525	—
All other financing, net	(248)	—	(212)	—	(460)
Net cash flows (used) provided by financing activities	(182,728)	(37,903)	17,347	36,116	(167,168)
Effect of exchange rate changes on cash	—	—	(751)	—	(751)
Net change in cash and cash equivalents	(135,429)	—	(26,714)	—	(162,143)
Cash and cash equivalents at beginning of period	150,308	—	187,048	—	337,356
Cash and cash equivalents at end of period	$14,879	$—	$160,334	$—	$175,213

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows (used) provided by operating activities	$(64,847)	$53,008	$(215,775)	$(10,181)	$(237,795)
Cash flows — Investing activities:
Capital expenditures	—	(13,964)	(34,534)	—	(48,498)
Payments for acquisitions, net of cash acquired	—	(890)	—	—	(890)
Intercompany return of capital	—	18,971	—	(18,971)	—
Intercompany loan payments	—	(62,261)	—	62,261	—
Proceeds from disposition of assets		125	3,610	—	3,735
Net cash flows used by investing activities	—	(58,019)	(30,924)	43,290	(45,653)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,021	—	—	5,021
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Net (payments) borrowings under other financing arrangements	—	(10)	4,358	—	4,348
Repurchases of common shares	(26,025)	—	—	—	(26,025)
Payments of dividends	(33,977)	—	—	—	(33,977)
Intercompany loan proceeds	—	—	62,261	(62,261)	—
Intercompany distributions of capital		—	(18,971)	18,971	—
Intercompany dividends	—	—	(10,181)	10,181	—
All other financing, net	224	—	—	—	224
Net cash flows (used) provided by financing activities	(72,278)	5,011	37,467	(33,109)	(62,909)
Effect of exchange rate changes on cash	—	—	10,090	—	10,090
Net change in cash and cash equivalents	(137,125)	—	(199,142)	—	(336,267)
Cash and cash equivalents at beginning of period	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of period	$74,382	$—	$146,930	$—	$221,312

SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION
We may, from time to time, offer debt securities that are fully and unconditionally and jointly and severally guaranteed by certain of our 100% owned domestic subsidiaries. In accordance with Rule 3−10 of Regulation S−X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, results of operations and cash flows of Flowserve Corporation (referred to as “Parent” for the purpose of this note only) on a Parent−only (Issuer) basis, the combined guarantor subsidiaries on a guarantor−only basis, the combined non-guarantor subsidiaries on a non-guarantor-only basis and elimination adjustments necessary to arrive at the information for the Parent, guarantor subsidiaries and non-guarantor subsidiaries on a consolidated basis. Investments in subsidiaries are accounted for using the equity method for this presentation.
The following condensed consolidating financial information presents the balance sheets as of December 31, 2011 and 2010, and the statements of income and cash flows for each of the three years in the periods ended December 31, 2011, 2010 and 2009 for the Parent, guarantor subsidiaries and non-guarantor subsidiaries and elimination adjustments.

CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$150,308	$—	$187,048	$—	$337,356
Accounts receivable, net	—	271,571	788,678	—	1,060,249
Intercompany receivables	—	118,292	33,883	(152,175)	—
Inventories, net	—	357,870	650,509	—	1,008,379
Other current assets	1,530	94,413	126,427	—	222,370
Total current assets	151,838	842,146	1,786,545	(152,175)	2,628,354
Property, plant and equipment, net	—	194,671	404,075	—	598,746
Goodwill	—	673,013	372,064	—	1,045,077
Intercompany receivables	475,000	14,697	1,144	(490,841)	—
Investment in consolidated subsidiaries	2,122,734	1,336,856	—	(3,459,590)	—
Other assets, net	10,039	184,855	155,543	—	350,437
Total assets	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$153,137	$444,205	$—	$597,342
Intercompany payables	223	33,660	118,292	(152,175)	—
Accrued liabilities	6,143	271,535	530,923	—	808,601
Debt due within one year	25,000	5	28,618	—	53,623
Deferred taxes	—	—	10,755	—	10,755
Total current liabilities	31,366	458,337	1,132,793	(152,175)	1,470,321
Long-term debt due after one year	450,000	40	1,553	—	451,593
Intercompany payables	1,144	475,000	14,697	(490,841)	—
Retirement obligations and other liabilities	7,288	190,127	225,055	—	422,470
Total liabilities	489,798	1,123,504	1,374,098	(643,016)	2,344,384
Total Flowserve Corporation shareholders’ equity	2,269,813	2,122,734	1,336,856	(3,459,590)	2,269,813
Noncontrolling interest	—	—	8,417	—	8,417
Total equity	2,269,813	2,122,734	1,345,273	(3,459,590)	2,278,230
Total liabilities and equity	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

	December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$211,507	$—	$346,072	$—	$557,579
Accounts receivable, net	—	208,786	630,780	—	839,566
Intercompany receivables	—	102,926	25,425	(128,351)	—
Inventories, net	—	276,379	610,352	—	886,731
Other current assets, net	775	103,962	135,131	—	239,868
Total current assets	212,282	692,053	1,747,760	(128,351)	2,523,744
Property, plant and equipment, net	—	191,451	389,794	—	581,245
Goodwill	—	633,678	378,852	—	1,012,530
Intercompany receivables	500,000	42,964	1,144	(544,108)	—
Investment in consolidated subsidiaries	1,884,896	1,257,037	—	(3,141,933)	—
Other assets, net	13,268	166,046	163,077	—	342,391
Total assets	$2,610,446	$2,983,229	$2,680,627	$(3,814,392)	$4,459,910

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$149,067	$421,954	$—	$571,021
Intercompany payables	177	25,248	102,926	(128,351)	—
Accrued liabilities	4,463	255,323	558,051	—	817,837
Debt due within one year	25,000	5	26,476	—	51,481
Deferred taxes	—	—	16,036	—	16,036
Total current liabilities	29,640	429,643	1,125,443	(128,351)	1,456,375
Long-term debt due after one year	475,000	60	1,170	—	476,230
Intercompany payables	1,144	500,000	42,964	(544,108)	—
Retirement obligations and other liabilities	1,640	168,630	244,002	—	414,272
Total liabilities	507,424	1,098,333	1,413,579	(672,459)	2,346,877
Total Flowserve Corporation shareholders’ equity	2,103,022	1,884,896	1,257,037	(3,141,933)	2,103,022
Noncontrolling interest	—	—	10,011	—	10,011
Total equity	2,103,022	1,884,896	1,267,048	(3,141,933)	2,113,033
Total liabilities and equity	$2,610,446	$2,983,229	$2,680,627	$(3,814,392)	$4,459,910

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,735,809	$3,120,802	$(346,410)	$4,510,201
Cost of sales	—	(1,104,642)	(2,238,323)	346,410	(2,996,555)
Gross profit	—	631,167	882,479	—	1,513,646
Selling, general and administrative expense	(7,236)	(368,818)	(538,026)	—	(914,080)
Net earnings from affiliates	—	3,819	15,292	—	19,111
Net earnings from consolidated subsidiaries, net of tax	434,436	272,111	—	(706,547)	—
Operating income	427,200	538,279	359,745	(706,547)	618,677
Interest expense, net	(1,088)	(18,615)	(14,897)	—	(34,600)
Other (expense) income, net	—	(2,858)	6,536	—	3,678
Earnings before income taxes	426,112	516,806	351,384	(706,547)	587,755
Provision for income taxes	2,470	(82,370)	(78,624)	—	(158,524)
Net earnings, including noncontrolling interests	428,582	434,436	272,760	(706,547)	429,231
Less: Net earnings attributable to noncontrolling interests	—	—	(649)	—	(649)
Net earnings attributable to Flowserve Corporation	$428,582	$434,436	$272,111	$(706,547)	$428,582
Comprehensive income attributable to Flowserve Corporation	$362,991	$369,193	$216,653	$(585,846)	$362,991

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,518,779	$2,805,970	$(292,713)	$4,032,036
Cost of sales	—	(966,167)	(1,948,889)	292,713	(2,622,343)
Gross profit	—	552,612	857,081	—	1,409,693
Selling, general and administrative expense	458	(355,139)	(490,309)	—	(844,990)
Net earnings from affiliates	—	2,767	13,882	—	16,649
Net earnings from consolidated subsidiaries, net of tax	382,515	258,712	—	(641,227)	—
Operating income	382,973	458,952	380,654	(641,227)	581,352
Interest income (expense), net	16,257	(34,372)	(14,611)	—	(32,726)
Other (expense) income, net	(1,606)	2,839	(19,582)	—	(18,349)
Earnings before income taxes	397,624	427,419	346,461	(641,227)	530,277
Provision for income taxes	(9,334)	(44,904)	(87,358)	—	(141,596)
Net earnings, including noncontrolling interests	388,290	382,515	259,103	(641,227)	388,681
Less: Net earnings attributable to noncontrolling interests	—	—	(391)	—	(391)
Net earnings attributable to Flowserve Corporation	$388,290	$382,515	$258,712	$(641,227)	$388,290
Comprehensive income attributable to Flowserve Corporation	$386,812	$381,438	$249,035	$(630,473)	$386,812

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,598,143	$3,035,721	$(268,602)	$4,365,262
Cost of sales	—	(997,798)	(2,087,934)	268,602	(2,817,130)
Gross profit	—	600,345	947,787	—	1,548,132
Selling, general and administrative expense	(11,093)	(426,100)	(497,258)	—	(934,451)
Net earnings from affiliates	—	3,564	12,272	—	15,836
Net earnings from consolidated subsidiaries, net of tax	425,553	319,825	—	(745,378)	—
Operating income	414,460	497,634	462,801	(745,378)	629,517
Interest income (expense), net	11,205	(28,844)	(19,119)	—	(36,758)
Other expense, net	(20)	(651)	(7,297)	—	(7,968)
Earnings before income taxes	425,645	468,139	436,385	(745,378)	584,791
Provision for income taxes	2,242	(42,586)	(116,116)	—	(156,460)
Net earnings, including noncontrolling interests	427,887	425,553	320,269	(745,378)	428,331
Less: Net earnings attributable to noncontrolling interests	—	—	(444)	—	(444)
Net earnings attributable to Flowserve Corporation	$427,887	$425,553	$319,825	$(745,378)	$427,887
Comprehensive income attributable to Flowserve Corporation	$490,179	$487,844	$355,781	$(843,625)	$490,179

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$157,811	$133,598	$79,262	$(152,458)	$218,213
Cash flows — Investing activities:
Capital expenditures	—	(30,138)	(77,829)	—	(107,967)
Payments for acquisitions, net of cash acquired	—	(90,505)	—	—	(90,505)
Intercompany return of capital	—	109,432	—	(109,432)	—
Intercompany loan proceeds	25,000	28,267	—	(53,267)	—
Proceeds from disposal of assets	—	130	4,139	—	4,269
Net cash flows provided (used) by investing activities	25,000	17,186	(73,690)	(162,699)	(194,203)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,668	—	—	5,668
Payments on long-term debt	(25,000)	—	—	—	(25,000)
Net (payments) borrowings under other financing arrangements	—	(20)	1,601	—	1,581
Repurchases of common shares	(150,000)	—	—	—	(150,000)
Payments of dividends	(69,557)	—	—	—	(69,557)
Intercompany loan payments	—	(25,000)	(28,267)	53,267	—
Intercompany distributions of capital	—	—	(109,432)	109,432	—
Intercompany dividends	—	(131,432)	(21,026)	152,458	—
All other financing, net	547	—	(2,195)	—	(1,648)
Net cash flows used by financing activities	(244,010)	(150,784)	(159,319)	315,157	(238,956)
Effect of exchange rate changes on cash	—	—	(5,277)	—	(5,277)
Net change in cash and cash equivalents	(61,199)	—	(159,024)	—	(220,223)
Cash and cash equivalents at beginning of year	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of year	$150,308	$—	$187,048	$—	$337,356

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$211,543	$122,426	$233,715	$(211,909)	$355,775
Cash flows — Investing activities:
Capital expenditures	—	(34,599)	(67,403)	—	(102,002)
Payments for acquisitions, net of cash acquired	—	—	(199,396)	—	(199,396)
Intercompany return of capital	—	192,400	—	(192,400)	—
Intercompany capital contributions	—	(120,000)	—	120,000	—
Intercompany loan proceeds	44,039	177,152	349	(221,540)	—
Intercompany loan payments	—	(120,000)	—	120,000	—
Proceeds from disposal of assets	—	8,579	2,451	—	11,030
Affiliate investing activity, net	—	—	3,651	—	3,651
Net cash flows provided (used) by investing activities	44,039	103,532	(260,348)	(173,940)	(286,717)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,048	—	—	10,048
Payments on long-term debt	(544,016)	—	—	—	(544,016)
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Payment of deferred loan costs	(11,596)	—	—	—	(11,596)
Repurchases of common shares	(46,015)	—	—	—	(46,015)
Payments of dividends	(63,582)	—	—	—	(63,582)
Net (payments) proceeds under other financing arrangements	—	(325)	2,746	—	2,421
Sale of shares to noncontrolling interest	—	—	4,384	—	4,384
Intercompany loan proceeds	—	—	120,000	(120,000)	—
Intercompany loan payments	—	(44,388)	(177,152)	221,540	—
Intercompany capital contributions	—	—	120,000	(120,000)	—
Intercompany distributions of capital	—	—	(192,400)	192,400	—
Intercompany dividends	—	(191,293)	(20,616)	211,909	—
All other financing, net	5,926	—	(483)	—	5,443
Net cash flows used by financing activities	(159,283)	(225,958)	(143,521)	385,849	(142,913)
Effect of exchange rate changes on cash	—	—	(22,886)	—	(22,886)
Net change in cash and cash equivalents	96,299	—	(193,040)	—	(96,741)
Cash and cash equivalents at beginning of year	115,208	—	539,112	—	654,320
Cash and cash equivalents at end of year	$211,507	$—	$346,072	$—	$557,579

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$128,053	$55,882	$394,305	$(146,963)	$431,277
Cash flows — Investing activities:
Capital expenditures	—	(37,094)	(71,354)	—	(108,448)
Payments for acquisitions, net of cash acquired	—	—	(30,750)	—	(30,750)
Intercompany return of capital	—	139,860	—	(139,860)	—
Intercompany loan proceeds	5,637	740	72,496	(78,873)	—
Proceeds from disposition of assets	—	151	405	—	556
Net cash flows provided (used) by investing activities	5,637	103,657	(29,203)	(218,733)	(138,642)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	1,174	—	—	1,174
Payments on long-term debt	(5,682)	—	—	—	(5,682)
Payment of deferred loan costs	(2,764)	—	—	—	(2,764)
Repurchases of common shares	(40,955)	—	—	—	(40,955)
Payments of dividends	(59,204)	—	—	—	(59,204)
Payments under other financing arrangements	—	(336)	(348)	—	(684)
Intercompany loan payments	—	(78,133)	(740)	78,873	—
Intercompany distributions of capital	—	—	(139,860)	139,860	—
Intercompany dividends	—	(82,244)	(64,719)	146,963	—
All other financing, net	2,939	—	(1,902)	—	1,037
Net cash flows used by financing activities	(105,666)	(159,539)	(207,569)	365,696	(107,078)
Effect of exchange rate changes on cash	—	—	(3,293)	—	(3,293)
Net change in cash and cash equivalents	28,024	—	154,240	—	182,264
Cash and cash equivalents at beginning of year	87,184	—	384,872	—	472,056
Cash and cash equivalents at end of year	$115,208	$—	$539,112	$—	$654,320

Significant Accounting Policies and Accounting Developments (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation — The consolidated financial statements include the accounts of our company and our wholly and majority-owned subsidiaries. In addition, we consolidate any variable interest entities for which we are deemed to be the primary beneficiary. Noncontrolling interests of non-affiliated parties have been recognized for all majority-owned consolidated subsidiaries. Intercompany profits, transactions and balances among consolidated entities have been eliminated from our consolidated financial statements. Investments in unconsolidated affiliated companies, which represent noncontrolling ownership interests between 20% and 50%, are accounted for using the equity method, which approximates our equity interest in their underlying equivalent net book value under accounting principles generally accepted in the U.S. ("GAAP"). Investments in interests where we own less than 20% of the investee are accounted for by the cost method, whereby income is only recognized in the event of dividend receipt. Investments accounted for by the cost method are tested annually for impairment. We recorded a $3.1 million gain in 2010 on the sale of an investment in a joint venture that was accounted for under the cost method.

Use of Estimates
Use of Estimates — The process of preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of certain assets, liabilities, revenues and expenses. Management believes its estimates and assumptions are reasonable; however, actual results may differ materially from such estimates. The most significant estimates and assumptions made by management are used in determining:

•	Revenue recognition, net of liquidated damages and other delivery penalties;

•	Income taxes, deferred taxes, tax valuation allowances and tax reserves;

•	Reserves for contingent loss;

•	Retirement and postretirement benefits; and

•	Valuation of goodwill, indefinite-lived intangible assets and other long-lived assets.

Revenue Recognition
Revenue Recognition — Revenues for product sales are recognized when the risks and rewards of ownership are transferred to the customers, which is typically based on the contractual delivery terms agreed to with the customer and fulfillment of all but inconsequential or perfunctory actions. In addition, our policy requires persuasive evidence of an arrangement, a fixed or determinable sales price and reasonable assurance of collectability. We defer the recognition of revenue when advance payments are received from customers before performance obligations have been completed and/or services have been performed. Freight charges billed to customers are included in sales and the related shipping costs are included in cost of sales in our consolidated statements of income. Our contracts typically include cancellation provisions that require customers to reimburse us for costs incurred up to the date of cancellation, as well as any contractual cancellation penalties.
We enter into certain contracts with multiple deliverables that may include any combination of designing, developing, manufacturing, modifying, installing and commissioning of flow management equipment and providing services related to the performance of such products. Delivery of these products and services typically occurs within a one to two-year period, although many arrangements, such as "book and ship" type orders, have a shorter timeframe for delivery. We aggregate or separate deliverables into units of accounting based on whether the deliverable(s) have standalone value to the customer and when no general right of return exists. Contract value is allocated ratably to the units of accounting in the arrangement based on their relative selling prices determined as if the deliverables were sold separately.
Revenues for long-term contracts that exceed certain internal thresholds regarding the size and duration of the project and provide for the receipt of progress billings from the customer are recorded on the percentage of completion method with progress measured on a cost-to-cost basis. Percentage of completion revenue represents less than 9% of our consolidated sales for each year presented.
Revenue on service and repair contracts is recognized after services have been agreed to by the customer and rendered. Revenues generated under fixed fee service and repair contracts are recognized on a ratable basis over the term of the contract. These contracts can range in duration, but generally extend for up to five years. Fixed fee service contracts represent aproximately 1% of consolidated sales for each year presented.
In certain instances, we provide guaranteed completion dates under the terms of our contracts. Failure to meet contractual delivery dates can result in late delivery penalties or non-recoverable costs. In instances where the payment of such costs are deemed to be probable, we perform a project profitability analysis, accounting for such costs as a reduction of realizable revenues, which could potentially cause estimated total project costs to exceed projected total revenues realized from the project. In such instances, we would record reserves to cover such excesses in the period they are determined. In circumstances where the total projected revenues still exceed total projected costs, the incurrence of unrealized incentive fees or non-recoverable costs generally reduces profitability of the project at the time of subsequent revenue recognition.

Cash and Cash Equivalents
Cash and Cash Equivalents — We place temporary cash investments with financial institutions and, by policy, invest in those institutions and instruments that have minimal credit risk and market risk. These investments, with an original maturity of three months or less when purchased, are classified as cash equivalents. They are highly liquid and principal values are not subject to significant risk of change due to interest rate fluctuations.

Allowance for Doubtful Accounts and Credit Risk
Allowance for Doubtful Accounts and Credit Risk — The allowance for doubtful accounts is established based on estimates of the amount of uncollectible accounts receivable, which is determined principally based upon the aging of the accounts receivable, but also customer credit history, industry and market segment information, economic trends and conditions and credit reports. Customer credit issues, customer bankruptcies or general economic conditions may also impact our estimates.
Credit risks are mitigated by the diversity of our customer base across many different geographic regions and industries and by performing creditworthiness analyses on our customers. Additionally, we mitigate credit risk through letters of credit and advance payments received from our customers. As of December 31, 2011 and 2010, we do not believe that we have any significant concentrations of credit risk.

Inventories and Related Reserves
Inventories and Related Reserves — Inventories are stated at the lower-of-cost or market. Cost is determined by the first-in, first-out method. Reserves for excess and obsolete inventories are based upon our assessment of market conditions for our products determined by historical usage and estimated future demand. Due to the long life cycles of our products, we carry spare parts inventories that have historically low usage rates and provide reserves for such inventory based on demonstrated usage and aging criteria.

Income Taxes, Deferred Taxes, Tax Valuation Allowances and Tax Reserves
Income Taxes, Deferred Taxes, Tax Valuation Allowances and Tax Reserves — We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are calculated using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. We record valuation allowances to reflect the estimated amount of deferred tax assets that may not be realized based upon our analysis of existing deferred tax assets, net operating losses and tax credits by jurisdiction and expectations of our ability to utilize these tax attributes through a review of past, current and estimated future taxable income and establishment of tax strategies.
We provide deferred taxes for the temporary differences associated with our investment in foreign subsidiaries that have a financial reporting basis that exceeds tax basis, unless we can assert permanent reinvestment in foreign jurisdictions. Financial reporting basis and tax basis differences in investments in foreign subsidiaries consist of both unremitted earnings and losses, as well as foreign currency translation adjustments.
The amount of income taxes we pay is subject to ongoing audits by federal, state, and foreign tax authorities, which often result in proposed assessments. We establish reserves for open tax years for uncertain tax positions that may be subject to challenge by various tax authorities. The consolidated tax provision and related accruals include the impact of such reasonably estimable losses and related interest and penalties as deemed appropriate.
We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that each uncertain tax position will be examined by the relevant taxing authority that has full knowledge of all relevant information. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.
While we believe we have adequately provided for any reasonably foreseeable outcome related to these matters, our future results may include favorable or unfavorable adjustments to our estimated tax liabilities. To the extent that the expected tax outcome of these matters changes, such changes in estimate will impact the income tax provision in the period in which such determination is made.

Legal and Environmental Accruals
Legal and Environmental Accruals — Legal and environmental reserves are recorded based upon a case-by-case analysis of the relevant facts and circumstances and an assessment of potential legal obligations and costs. Amounts relating to legal and environmental liabilities are recorded when it is probable that a loss has been incurred and such loss is estimable. Assessments of legal and environmental costs are based on information obtained from our independent and in-house experts and our loss experience in similar situations. Estimates are updated as applicable when new information regarding the facts and circumstances of each matter becomes available. Legal fees associated with legal and environmental liabilities are expensed as incurred.

Warranty Accruals
Warranty Accruals — Warranty obligations are based upon product failure rates, materials usage, service delivery costs, an analysis of all identified or expected claims and an estimate of the cost to resolve such claims. The estimates of expected claims are generally a factor of historical claims and known product issues. Warranty obligations based on these factors are adjusted based on historical sales trends for the preceding 24 months.

Insurance Accruals
Insurance Accruals — Insurance accruals are recorded for wholly or partially self-insured risks such as medical benefits and workers’ compensation and are based upon an analysis of our claim loss history, insurance deductibles, policy limits and other relevant factors and are included in accrued liabilities in our consolidated balance sheets. The estimates are based upon information received from actuaries, insurance company adjusters, independent claims administrators or other independent sources. Changes in claims and differences between actual and expected claim losses could impact future accruals. Receivables from insurance carriers are estimated using our historical experience with insurance recovery rates and estimates of future recoveries, which include estimates of coverage and financial viability of our insurance carriers. Estimated receivables are included in accounts receivable, net and other assets, net, as applicable, in our consolidated balance sheets.

Pension and Postretirement Obligations
Pension and Postretirement Obligations — Determination of pension and postretirement benefits obligations is based on estimates made by management in consultation with independent actuaries and investment advisors. Inherent in these valuations are assumptions including discount rates, expected rates of return on plan assets, retirement rates, mortality rates and rates of compensation increase and other factors. Current market conditions, including changes in rates of return, interest rates and medical inflation rates, are considered in selecting these assumptions.
Actuarial gains and losses and prior service costs are recognized in accumulated other comprehensive loss as they arise and we amortize these costs into net pension expense over the remaining expected service period.

Valuation of Goodwill, Indefinite-Lived Intangible Assets and Other Long-Lived Assets
Valuation of Goodwill, Indefinite-Lived Intangible Assets and Other Long-Lived Assets  — The value of goodwill and indefinite-lived intangible assets is tested for impairment as of December 31 each year or whenever events or circumstances indicate such assets may be impaired. In connection with our segment reorganization in 2010, we reallocated goodwill to our redefined reporting units and evaluated goodwill for impairment. The identification of our reporting units began at the operating segment level: EPD, IPD and FCD, and considered whether components one level below the operating segment levels should be identified as reporting units for purpose of testing goodwill for impairment based on certain conditions. These conditions included, among other factors, (i) the extent to which a component represents a business and (ii) the aggregation of economically similar components within the operating segments and resulted in nine reporting units. Other factors that were considered in determining whether the aggregation of components was appropriate included the similarity of the nature of the products and services, the nature of the production processes, the methods of distribution and the types of industries served.
Impairment losses for goodwill are recognized whenever the implied fair value of goodwill is less than the carrying value. We estimate the fair value of our reporting units based on an income approach, whereby we calculate the fair value of a reporting unit based on the present value of estimated future cash flows. A discounted cash flow analysis requires us to make various judgmental assumptions about future sales, operating margins, growth rates and discount rates, which are based on our budgets, business plans, economic projections, anticipated future cash flows and market participants. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period. We did not record an impairment of goodwill in 2011, 2010 or 2009.
We also consider our market capitalization in our evaluation of the fair value of our goodwill. Although our market capitalization declined compared with 2010, it did not decline to a level that indicated a potential impairment of our goodwill as of December 31, 2011.
Impairment losses for indefinite-lived intangible assets are recognized whenever the estimated fair value is less than the carrying value. Fair values are calculated for trademarks using a "relief from royalty" method, which estimates the fair value of the trademarks by determining the present value of the royalty payments that are avoided as a result of owning the trademark. This method includes judgmental assumptions about sales growth and discount rates that have a significant impact on the fair value and are substantially consistent with the assumptions used to determine the fair value of our reporting units discussed above. We did not record a material impairment of our trademarks in 2011, 2010 or 2009.
The net realizable value of other long-lived assets, including property, plant and equipment and finite-lived intangible assets, is reviewed periodically, when indicators of potential impairments are present, based upon an assessment of the estimated future cash flows related to those assets, utilizing a methodology similar to that for goodwill. Additional considerations related to our long-lived assets include expected maintenance and improvements, changes in expected uses and ongoing operating performance and utilization.

Property, Plant and Equipment and Depreciation
Property, Plant and Equipment and Depreciation — Property, plant and equipment are stated at historical cost, less accumulated depreciation. If asset retirement obligations exist, they are capitalized as part of the carrying amount of the asset and depreciated over the remaining useful life of the asset. The useful lives of leasehold improvements are the lesser of the remaining lease term or the useful life of the improvement. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation are removed from the accounts and any resulting gains or losses are included in income from operations for the period. Depreciation is computed by the straight-line method based on the estimated useful lives of the depreciable assets.
Costs related to routine repairs and maintenance are expensed as incurred

Internally Developed Software
Internally Developed Software — We capitalize certain costs associated with the development of internal-use software. Generally, these costs are related to significant software development projects and are amortized over their estimated useful life, typically three to five years, upon implementation of the software

Intangible Assets
Intangible Assets — Intangible assets, excluding trademarks (which are considered to have an indefinite life), consist primarily of engineering drawings, distribution networks, existing customer relationships, software, patents and other items that are being amortized over their estimated useful lives generally ranging from 3 to 40 years. These assets are reviewed for impairment whenever events and circumstances indicate impairment may have occurred.

Deferred Loan Costs
Deferred Loan Costs — Deferred loan costs, consisting of fees and other expenses associated with debt financing, are amortized over the term of the associated debt using the effective interest method. Additional amortization is recorded in periods where optional prepayments on debt are made.

Fair Value of Financial Instruments
Fair Values of Financial Instruments — The carrying amounts of our financial instruments approximated fair value at December 31, 2011 and 2010.
Assets and liabilities recorded at fair value in our consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Hierarchical levels, as defined by Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures," are directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities. An asset or a liability’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. Hierarchical levels are as follows:
Level I — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level II — Inputs (other than quoted prices included in Level I) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.
Level III — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Derivatives and Hedging Activities
Derivatives and Hedging Activities — As part of our risk management strategy, we enter into derivative contracts to mitigate certain financial risks related to foreign currencies and interest rates. We have a risk-management and derivatives policy outlining the conditions under which we can enter into financial derivative transactions.
We employ a foreign currency economic hedging strategy to minimize potential losses in earnings or cash flows from unfavorable foreign currency exchange rate movements. This strategy also minimizes potential gains from favorable exchange rate movements. Foreign currency exposures arise from transactions, including firm commitments and anticipated transactions, denominated in a currency other than an entity’s functional currency and from translation of foreign-denominated assets and liabilities into U.S. dollars. The primary currencies in which we operate, in addition to the U.S. dollar, are the Argentine peso, Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, Colombian peso, Euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, Swedish krona and Venezuelan bolivar. We enter into interest rate swap agreements for the purpose of hedging our exposure to floating interest rates on certain portions of our debt.
Our policy to achieve hedge accounting treatment requires us to document all relationships between hedging instruments and hedged items, our risk management objective and strategy for entering into hedges and whether we intend to designate a formal hedge accounting relationship. This process includes linking all derivatives that are designated in a formal hedge accounting relationship as fair value, cash flow or foreign currency hedges of (1) specific assets and liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. In cases where we designate a hedge, we assess (both at the inception of the hedge and on an ongoing basis) whether the derivatives have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. Failure to demonstrate effectiveness in offsetting exposures retroactively or prospectively would cause us to deem the hedge ineffective.
All derivatives are recognized on the balance sheet at their fair values. For derivatives that do not qualify for hedge accounting or for which we have not elected to apply hedge accounting, which includes substantially all of our forward exchange contracts, the changes in the fair values of these derivatives are recognized in other income (expense), net in the consolidated statements of income.
At the inception of a new derivative contract for which formal hedge accounting has been elected, our policy requires us to designate the derivative as a hedge of (a) a forecasted transaction or (b) the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a "cash flow" hedge). We have not historically entered into hedges of fair values. Changes in the fair value of a derivative that is highly effective, documented, designated and qualified as a cash flow hedge, to the extent that the hedge is effective, are recorded in other comprehensive (expense) income, until earnings are affected by the variability of cash flows of the hedged transaction. Upon settlement, realized gains and losses are recognized in other income (expense), net in the consolidated statements of income. Any hedge ineffectiveness (which represents the amount by which the changes in the fair value of the derivative do not mirror the change in the cash flow of the forecasted transaction) is recorded in current period earnings.
We discontinue hedge accounting when:

•	we deem the hedge to be ineffective and determine that the designation of the derivative as a hedging instrument is no longer appropriate;

•	the derivative no longer effectively offsets changes in the cash flows of a hedged item (such as firm commitments or contracts);

•	the derivative expires, terminates or is sold; or

•	occurrence of the contracted or committed transaction is no longer probable, or will not occur in the originally expected period.
When hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its estimated fair value on the balance sheet, recognizing changes in the fair value in current period earnings. If a cash flow hedge becomes ineffective, any deferred gains or losses on the cash flow hedge remain in accumulated other comprehensive loss until the exposure relating to the item underlying the hedge is recognized. If it becomes probable that a hedged forecasted transaction will not occur, deferred gains or losses on the hedging instrument are recognized in earnings immediately.

Foreign Currency Translation
Foreign Currency Translation — Assets and liabilities of our foreign subsidiaries are translated to U.S. dollars at exchange rates prevailing at the balance sheet date, while income and expenses are translated at average rates for each month. Translation gains and losses are reported as a component of accumulated other comprehensive loss.
Transaction and translation gains and losses arising from intercompany balances are reported as a component of accumulated other comprehensive loss when the underlying transaction stems from a long-term equity investment or from debt designated as not due in the foreseeable future. Otherwise, we recognize transaction gains and losses arising from intercompany transactions as a component of income. Where intercompany balances are not long-term investment related or not designated as due beyond the foreseeable future, we may mitigate risk associated with foreign currency fluctuations by entering into forward exchange contracts. See Note 6 for further discussion of these forward exchange contracts.
Transactional currency gains and losses arising from transactions in currencies other than our sites’ functional currencies and changes in fair value of forward exchange contracts that do not qualify for hedge accounting are included in our consolidated results of operations. For the years ended December 31, 2011, 2010 and 2009, we recognized net gains (losses) of $3.7 million, $(26.5) million and $(7.8) million, respectively, of such amounts in other income (expense), net in the accompanying consolidated statements of income.

Stock-Based Compensation
Stock-Based Compensation — Stock-based compensation is measured at the grant-date fair value. The exercise price of stock option awards and the value of restricted share, restricted share unit and performance-based unit awards (collectively referred to as "Restricted Shares") are set at the closing price of our common stock on the New York Stock Exchange on the date of grant, which is the date such grants are authorized by our Board of Directors. Restricted share units and performance-based units refer to restricted awards that do not have voting rights and accrue dividends, which are forfeited if vesting does not occur.
Options are expensed using the graded vesting model, whereby we recognize compensation cost over the requisite service period for each separately vesting tranche of the award. We adjust share-based compensation at least annually for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The intrinsic value of Restricted Shares, which is typically the product of share price at the date of grant and the number of Restricted Shares granted, is amortized on a straight-line basis to compensation expense over the periods in which the restrictions lapse based on the expected number of shares that will vest. The forfeiture rate is based on unvested Restricted Shares forfeited compared with original total Restricted Shares granted over a 4-year period, excluding significant forfeiture events that are not expected to recur.

Earnings Per Share

Diluted earnings per share above is based upon the weighted average number of shares as determined for basic earnings per share plus shares potentially issuable in conjunction with stock options and Restricted Shares.
For each of the three years ended December 31, 2011, 2010 and 2009, we had no options to purchase common stock that were excluded from the computations of potentially dilutive securities.
Earnings Per Share — We use the two-class method of calculating Earnings Per Share ("EPS"). The "two-class" method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security as if all earnings for the period had been distributed. Unvested restricted share awards that earn non-forfeitable dividend rights qualify as participating securities and, accordingly, are included in the basic computation as such. Our unvested restricted shares participate on an equal basis with common shares; therefore, there is no difference in undistributed earnings allocated to each participating security. Accordingly, the presentation below is prepared on a combined basis and is presented as earnings per common share. The following is a reconciliation of net earnings of Flowserve Corporation and weighted average shares for calculating basic net earnings per common share.

Research and Development Expense
Research and Development Expense — Research and development costs are charged to expense when incurred. Aggregate research and development costs included in selling, general and administrative expenses ("SG&A") were $35.0 million, $29.5 million and $29.4 million in 2011, 2010 and 2009, respectively. Costs incurred for research and development primarily include salaries and benefits and consumable supplies, as well as rent, professional fees, utilities and the depreciation of property and equipment used in research and development activities.

Business Combinations
Business Combinations — All business combinations referred to in these financial statements used the purchase method of accounting, under which we allocate the purchase price to the identifiable tangible and intangible assets and liabilities, recognizing goodwill when the purchase price exceeds fair value of such identifiable assets acquired, net of liabilities assumed.

Fair Value Measurements
In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," which clarifies the requirements in accounting principles generally accepted in the United States ("U.S. GAAP") for measuring fair value and for disclosing information about fair value measurements in order to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRSs"). The amendments do not result in a major change in the application of the requirements in Topic 820, but clarify the application of existing fair value measurement requirements and change particular principles or requirements for measuring fair value and for disclosing information about fair value measurements. Our adoption of ASU No. 2011-04, effective January 1, 2012, had no impact on our consolidated financial condition and results of operations.
Our financial instruments are presented at fair value or approximate fair value in our condensed consolidated balance sheets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. Assets and liabilities recorded at fair value in our condensed consolidated balance sheets are categorized by hierarchical levels based upon the level of judgment associated with the inputs used to measure their fair values. Recurring fair value measurements are limited to investments in derivative instruments and certain equity securities. The fair value measurements of our derivative instruments are determined using models that maximize the use of the observable market inputs including interest rate curves and both forward and spot prices for currencies, and are classified as Level II under the fair value hierarchy. The fair values of our derivatives are included above in Note 4. The fair value measurements of our investments in equity securities are determined using quoted market prices. The fair values of our investments in equity securities, and changes thereto, are immaterial to our consolidated financial position and results of operations. The fair value of our debt was estimated using interest rates on similar debt recently issued by companies with credit metrics similar to ours and is classified as Level II under the fair value hierarchy. The carrying value of our debt is included above in Note 5 and approximates fair value.

Comprehensive Income
In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Accounting Standards Codification ("ASC") 220): Presentation of Comprehensive Income," which specifies that an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This amendment also requires an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," to defer the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. Our adoption of ASU Nos. 2011-05 and 2011-12, effective January 1, 2012, had no impact on our consolidated financial condition and results of operations.

Intangibles - Goodwill and Other
In September 2011, the FASB issued ASU No. 2011-08, "Intangibles - Goodwill and Other (ASC 350): Testing Goodwill for Impairment," which specifies that an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Our adoption of ASU No. 2011-08, effective January 1, 2012, had no impact on our consolidated financial condition and results of operations.

Significant Accounting Policies and Accounting Developments (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Generally, the estimated useful lives of the assets are:

Buildings and improvements	10 to 40 years
Furniture and fixtures	3 to 7 years
Machinery and equipment	3 to 14 years
Capital leases (based on lease term)	3 to 25 years

Calculation of Net Earnings per Common Share and Weighted Average Common Share Outstanding
Earnings per weighted average common share outstanding was calculated as follows:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands, except per share data)
Net earnings of Flowserve Corporation	$428,582	$388,290	$427,887
Dividends on restricted shares not expected to vest	15	16	23
Earnings attributable to common and participating shareholders	$428,597	$388,306	$427,910
Weighted average shares:
Common stock	55,273	55,434	55,400
Participating securities	270	330	440
Denominator for basic earnings per common share	55,543	55,764	55,840
Effect of potentially dilutive securities	559	651	522
Denominator for diluted earnings per common share	56,102	56,415	56,362
Net earnings per share attributable to Flowserve Corporation common shareholders:
Basic	$7.72	$6.96	$7.66
Diluted	7.64	6.88	7.59

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Lawrence Pumps [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The purchase price was allocated on a preliminary basis to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition and is summarized below:

(Amounts in millions)
Current assets	$28.0
Property, plant and equipment	8.9
Intangible assets	30.0
Current liabilities	(16.6)
Net tangible and intangible assets	50.3
Goodwill	39.3
Purchase price	$89.6

Valbart Srl [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The purchase price was allocated to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition and is summarized below:

(Amounts in millions)
Accounts receivable	$12.2
Inventories	39.6
Deferred taxes	8.7
Prepaid expenses and other	1.0
Intangible assets
Existing customer relationships	16.3
Trademarks	11.5
Non-compete agreements	2.7
Engineering drawings	2.3
Property, plant and equipment	10.1
Current liabilities	(36.8)
Noncurrent liabilities	(13.6)
Net tangible and intangible assets	54.0
Goodwill	145.4
Purchase price	$199.4

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	Flow Solutions Group
	EPD	IPD	FCD	Total
	(Amounts in thousands)
Balance as of January 1, 2010	$405,441	$122,501	$336,985	$864,927
Acquisition(1)	—	—	145,435	145,435
Dispositions	—	(106)	(143)	(249)
Currency translation	1,189	(1,043)	2,271	2,417
Balance as of December 31, 2010	$406,630	$121,352	$484,548	$1,012,530
Acquisitions(2)	39,335	—	—	39,335
Dispositions	—	(102)	—	(102)
Currency translation	(1,534)	(6)	(5,146)	(6,686)
Balance as of December 31, 2011	$444,431	$121,244	$479,402	$1,045,077
_______________________________________

(1)	Goodwill related to the acquisition of Valbart. See Note 2 for additional information.

(2)	Goodwill primarily related to the acquisition of LPI. See Note 2 for additional information.

Schedule of Changes in Intangible Assets
The following table provides information about our intangible assets for the years ended December 31, 2011 and 2010:

		December 31, 2011		December 31, 2010
	Useful Life (Years)	Ending Gross Amount	Accumulated Amortization	Ending Gross Amount	Accumulated Amortization
	(Amounts in thousands, except years)
Finite-lived intangible assets:
Engineering drawings(1)	10-20	$92,389	$(53,404)	$85,613	$(48,087)
Distribution networks	5-15	13,700	(10,386)	13,941	(9,755)
Existing customer relationships(2)	5-10	32,188	(5,468)	16,846	(1,543)
Software	10	5,900	(5,900)	5,900	(5,900)
Patents	9-16	33,784	(25,882)	34,019	(23,463)
Other	3-40	10,566	(1,967)	5,039	(1,635)
		$188,527	$(103,007)	$161,358	$(90,383)
Indefinite-lived intangible assets(3)		$79,447	$(1,485)	$77,622	$(1,485)
____________________________________

(1)	Engineering drawings represent the estimated fair value associated with specific acquired product and component schematics.

(2)	Existing customer relationships acquired prior to 2011 had a useful life of five years.

(3)	Accumulated amortization for indefinite-lived intangible assets relates to amounts recorded prior to the implementation date of guidance issued in ASC 350.

Schedule of Actual and Estimated Future Amortization of Finite-Lived Intangible Assets
The following schedule outlines actual amortization expense recognized during 2011 and an estimate of future amortization based upon the finite-lived intangible assets owned at December 31, 2011:

Amortization Expense
(Amounts in thousands)
Actual for year ended December 31, 2011	$14,168
Estimated for year ending December 31, 2012	13,507
Estimated for year ending December 31, 2013	12,209
Estimated for year ending December 31, 2014	11,985
Estimated for year ending December 31, 2015	9,248
Estimated for year ending December 31, 2016	6,518
Thereafter	31,775

Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Net Components of Inventory
Inventories, net consisted of the following:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Raw materials	$355,627	$329,120
Work in process	855,402	793,053
Finished goods	305,172	279,267
Less: Progress billings	(290,169)	(320,934)
Less: Excess and obsolete reserve	(76,854)	(72,127)
Inventories, net	$1,149,178	$1,008,379

Inventories, net consisted of the following:

	December 31,
	2011	2010
	(Amounts in thousands)
Raw materials	$329,120	$265,742
Work in process	793,053	711,751
Finished goods	279,267	283,042
Less: Progress billings	(320,934)	(305,541)
Less: Excess and obsolete reserve	(72,127)	(68,263)
Inventories, net	$1,008,379	$886,731

Stock-Based Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation
We recorded stock-based compensation as follows:

	Year Ended December 31,
	2011			2010			2009
	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total
	(Amounts in millions)
Stock-based compensation expense	$—	$32.1	$32.1	$—	$32.4	$32.4	$0.3	$40.4	$40.7
Related income tax benefit	—	(10.9)	(10.9)	—	(10.6)	(10.6)	(0.1)	(13.4)	(13.5)
Net stock-based compensation expense	$—	$21.2	$21.2	$—	$21.8	$21.8	$0.2	$27.0	$27.2

Schedule of Stock Option Activity
Information related to stock options issued to officers, other employees and directors prior to 2009 under all plans is presented in the following table:

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Number of shares under option:
Outstanding — beginning of year	68,071	$40.48	206,815	$42.58	303,100	$39.58
Exercised	(19,625)	37.44	(137,244)	43.89	(96,285)	33.15
Cancelled	—	—	(1,500)	17.81	—	—
Outstanding — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58
Exercisable — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58

Additional Information Relating to the Ranges of Options Outstanding
Additional information relating to the ranges of options outstanding at December 31, 2011, is as follows:

	Weighted Average Remaining Contractual Life	Options Outstanding and Exercisable
Range of Exercise Prices per Share		Number Outstanding	Weighted Average Exercise Price per Share
$12.12 — $18.18	1.31	3,200	$14.29
$18.19 — $24.24	1.54	5,300	19.15
$24.25 — $30.30	0.54	3,325	24.84
$30.31 — $42.41	2.47	5,200	31.33
$42.42 — $48.48	4.13	3,334	48.17
$48.49 — $54.54	4.96	28,087	52.25
		48,446	$41.71

Information Regarding Restricted Shares
The following table summarizes information regarding Restricted Shares:

	Six Months Ended June 30, 2012
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested shares:
Outstanding - January 1, 2012	1,052,199	$84.62
Granted	294,093	114.03
Vested	(575,023)	62.97
Cancelled	(28,264)	114.97
Outstanding - June 30, 2012	743,005	$111.86

The following table summarizes information regarding Restricted Shares:

	Year Ended December 31, 2011
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested Restricted Shares:
Outstanding — beginning of year	1,259,377	$77.05
Granted	245,127	130.15
Vested	(395,434)	88.72
Cancelled	(56,871)	84.72
Outstanding — ending of year	1,052,199	$84.62

Derivatives and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value of Forward Exchange Contracts not Designated as Hedging Instruments
The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$8,427	$2,330
Noncurrent derivative assets	46	10
Current derivative liabilities	21,034	11,196
Noncurrent derivative liabilities	266	516

The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$2,330	$4,397
Noncurrent derivative assets	10	50
Current derivative liabilities	11,196	2,949
Noncurrent derivative liabilities	516	473

Summary of Fair Value of Interest Rate Swaps in Cash Flow Hedging Relationships
The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$—	$33
Noncurrent derivative assets	36	71
Current derivative liabilities	1,227	761
Noncurrent derivative liabilities	476	547

The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$33	$—
Noncurrent derivative assets	71	608
Current derivative liabilities	761	1,232
Noncurrent derivative liabilities	547	3

Impact of Net Changes in Fair Values of Forward Exchange Contracts Not Designated as Hedging Instruments
The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
(Loss) gain recognized in income	$(4,522)	$4,528	$(5,641)	$10,103

The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
(Loss) gain recognized in income	$(3,655)	$(9,948)	$3,908

Impact of Net Changes in the Fair Values of Interest Rate Swaps in Cash Flow Hedging Relationships
The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(232)	$(396)	$(399)	$(808)
Loss recognized in other comprehensive income, net of tax	(144)	(1,073)	(703)	(1,237)

The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(1,492)	$(4,215)	$(5,980)
Loss recognized in other comprehensive income, net of tax	(1,799)	(1,392)	(2,473)
Cash flow hedging activity, net of tax	$(307)	$2,823	$3,507

Details of Certain Consolidated Balance Sheet Captions (Tables)	12 Months Ended
Dec. 31, 2011
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Accounts Receivable, net
Accounts Receivable, net — Accounts receivable, net were:

	December 31,
	2011	2010
	(Amounts in thousands)
Trade receivables	$1,028,316	$811,311
Other receivables	52,284	46,887
Less: allowance for doubtful accounts	(20,351)	(18,632)
Accounts receivable, net	$1,060,249	$839,566

Property, Plant and Equipment, net
Property, Plant and Equipment, net — Property, plant and equipment, net were:

	December 31,
	2011	2010
	(Amounts in thousands)
Land	$68,685	$69,306
Buildings, improvements, furniture and fixtures	583,028	564,986
Machinery, equipment, capital leases and construction in progress	667,025	629,668
Gross property, plant and equipment	1,318,738	1,263,960
Less: accumulated depreciation	(719,992)	(682,715)
Property, plant and equipment, net	$598,746	$581,245

Accrued Liabilities
Accrued Liabilities — Accrued liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Wages, compensation and other benefits	$197,698	$207,445
Commissions and royalties	33,639	34,756
Customer advance payments	358,698	315,515
Progress billings in excess of accumulated costs	20,475	71,327
Warranty costs and late delivery penalties	70,187	57,248
Sales and use tax	11,623	14,103
Income tax	21,467	15,179
Other	94,814	102,264
Accrued liabilities	$808,601	$817,837

Retirement Obligations and Other Liabilities
Retirement Obligations and Other Liabilities — Retirement obligations and other liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Pension and postretirement benefits	$190,114	$173,388
Deferred taxes	47,037	50,323
Deferred compensation	7,637	8,386
Insurance accruals	10,541	9,350
Legal and environmental	31,010	33,305
Uncertain tax positions	111,861	120,737
Other	24,270	18,783
Retirement obligations and other liabilities	$422,470	$414,272

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Calculation of Net Earnings Per Common Share and Weighted Average Common Share Outstanding

	Three Months Ended June 30,
(Amounts in thousands, except per share data)	2012	2011
Net earnings of Flowserve Corporation	$107,316	$98,732
Dividends on restricted shares not expected to vest	4	4
Earnings attributable to common and participating shareholders	$107,320	$98,736
Weighted average shares:
Common stock	53,740	55,483
Participating securities	255	264
Denominator for basic earnings per common share	53,995	55,747
Effect of potentially dilutive securities	271	495
Denominator for diluted earnings per common share	54,266	56,242
Earnings per common share:
Basic	$1.99	$1.77
Diluted	1.98	1.76

	Six Months Ended June 30,
(Amounts in thousands, except per share data)	2012	2011
Net earnings of Flowserve Corporation	$200,441	$195,715
Dividends on restricted shares not expected to vest	7	7
Earnings attributable to common and participating shareholders	$200,448	$195,722
Weighted average shares:
Common stock	53,972	55,420
Participating securities	261	281
Denominator for basic earnings per common share	54,233	55,701
Effect of potentially dilutive securities	415	590
Denominator for diluted earnings per common share	54,648	56,291
Earnings per common share:
Basic	$3.70	$3.51
Diluted	3.67	3.48

Debt and Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Including Capital Lease Obligations
Debt, including capital lease obligations, consisted of:

	June 30,	December 31,
(Amounts in thousands, except percentages)	2012	2011
Term Loan, interest rate of 2.46% and 2.58% at June 30, 2012 and December 31, 2011, respectively	$462,500	$475,000
Bridge Loan, interest rate of 2.24% at June 30, 2012	250,000	—
Revolving credit facility, interest rate of 2.24% at June 30, 2012	50,000	—
Capital lease obligations and other borrowings	34,275	30,216
Debt and capital lease obligations	796,775	505,216
Less amounts due within one year	370,635	53,623
Total debt due after one year	$426,140	$451,593

Debt, including capital lease obligations, consisted of:

	December 31,
	2011	2010
	(Amounts in thousands)
Term Loan, interest rate of 2.58% and 2.30% at December 31, 2011 and 2010, respectively	$475,000	$500,000
Capital lease obligations and other borrowings	30,216	27,711
Debt and capital lease obligations	505,216	527,711
Less amounts due within one year	53,623	51,481
Total debt due after one year	$451,593	$476,230

Schedule Maturities of the Credit Facilities, Capital Lease Obligations and Other Borrowings
Scheduled maturities of the Credit Facilities (as described below), as well as capital lease obligations and other borrowings, are:

	Term Loan	Other Debt & Capital Lease	Total
	(Amounts in thousands)
2012	$25,000	$28,623	$53,623
2013	50,000	1,593	51,593
2014	50,000	—	50,000
2015	350,000	—	350,000
2016 and thereafter	—	—	—
Total	$475,000	$30,216	$505,216

Schedule of Future Minimum Lease Payments Due Under Non-cancelable Operating Leases
The future minimum lease payments due under non-cancelable operating leases are (amounts in thousands):

Year Ended December 31,
2012	$48,672
2013	41,042
2014	30,333
2015	22,083
2016	16,502
Thereafter	31,020
Total minimum lease payments	$189,652

Equity Method Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment Summarized Financial Information
Summarized below is combined financial statement information, based on the most recent financial information (unaudited), for those investments:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Revenues	$67,671	$70,909	$150,908	$150,141
Gross profit	19,189	20,209	44,752	47,925
Income before provision for income taxes	13,161	13,338	32,433	33,136
Provision for income taxes	(3,935)	(3,902)	(9,903)	(10,132)
Net income	$9,226	$9,436	$22,530	$23,004

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Revenues	$313,059	$236,285	$208,544
Gross profit	94,389	77,047	75,285
Income before provision for income taxes	67,098	55,217	53,484
Provision for income taxes(1)	(19,609)	(14,402)	(15,051)
Net income	$47,489	$40,815	$38,433
_______________________________________

(1)
The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits.

	December 31,
	2011	2010
	(Amounts in thousands)
Current assets	$176,989	$186,306
Noncurrent assets	60,694	41,323
Total assets	$237,683	$227,629
Current liabilities	$76,680	$65,120
Noncurrent liabilities	4,820	6,464
Shareholders’ equity	156,183	156,045
Total liabilities and shareholders’ equity	$237,683	$227,629

Reconciliation of Equity Net Income
Reconciliation of net income per combined income statement information to equity in income from investees per our consolidated statements of income is as follows:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Equity income based on stated ownership percentages	$20,782	$17,253	$16,630
Adjustments due to currency translation, U.S. GAAP conformity, taxes on dividends and other adjustments	(1,671)	(604)	(794)
Net earnings from affiliates	$19,111	$16,649	$15,836

Pension and Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of Net Periodic Cost for Pension and Postretirement Benefits
Components of the net periodic cost for retirement and postretirement benefits for the three months ended June 30, 2012 and 2011 were as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Postretirement Medical Benefits
(Amounts in millions)	2012	2011	2012	2011	2012	2011
Service cost	$5.4	$4.6	$1.2	$1.3	$—	$—
Interest cost	4.0	4.3	3.3	3.3	0.4	0.5
Expected return on plan assets	(5.2)	(5.4)	(2.1)	(2.0)	—	—
Amortization of prior service benefit	(0.3)	(0.3)	—	—	—	(0.4)
Amortization of unrecognized net loss (gain)	3.0	2.7	1.0	0.5	(0.3)	(0.3)
Net periodic cost (benefit) recognized	$6.9	$5.9	$3.4	$3.1	$0.1	$(0.2)

Components of the net periodic cost for retirement and postretirement benefits for the six months ended June 30, 2012 and 2011 were as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Postretirement Medical Benefits
(Amounts in millions)	2012	2011	2012	2011	2012	2011
Service cost	$10.6	$9.9	$2.3	$2.5	$—	$—
Interest cost	8.2	8.6	6.7	6.6	0.7	0.9
Expected return on plan assets	(10.6)	(10.9)	(4.2)	(4.0)	—	—
Amortization of prior service benefit	(0.6)	(0.6)	—	—	—	(0.8)
Amortization of unrecognized net loss (gain)	6.1	5.4	2.0	1.0	(0.8)	(0.7)
Net periodic cost (benefit) recognized	$13.7	$12.4	$6.8	$6.1	$(0.1)	$(0.6)

Schedule of Benefit Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following summarizes key pension plan information regarding U.S. and non-U.S. plans whose accumulated benefit obligations exceed the fair value of their respective plan assets.

	December 31,
	2011	2010
	(Amounts in thousands)
Benefit Obligation	$640,162	$518,443
Accumulated benefit obligation	623,169	510,302
Fair value of plan assets	473,801	379,351

U.S Defined Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Related to Plans
The following are assumptions related to the U.S. defined benefit pension plans:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.50%	5.00%	5.50%
Rate of increase in compensation levels	4.25	4.25	4.80
Weighted average assumptions used to determine net pension expense:
Long-term rate of return on assets	6.25%	7.00%	7.75%
Discount rate	5.00	5.50	6.75
Rate of increase in compensation levels	4.25	4.80	4.80

Components of Net Periodic Cost for Pension and Postretirement Benefits
Net pension expense for the U.S. defined benefit pension plans (including both qualified and non-qualified plans) was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$19,754	$20,460	$18,471
Interest cost	17,217	17,941	19,247
Expected return on plan assets	(21,692)	(24,066)	(22,152)
Settlement and curtailment of benefits	—	757	—
Amortization of unrecognized prior service benefit	(1,238)	(1,239)	(1,259)
Amortization of unrecognized net loss	10,784	9,492	6,502
U.S. net pension expense	$24,825	$23,345	$20,809

Schedule of Funded Status
The following summarizes the net pension liability for U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Plan assets, at fair value	$349,986	$345,710
Benefit Obligation	(387,131)	(361,766)
Funded status	$(37,145)	$(16,056)

Schedule of Amounts Recognized in Balance Sheet
The following summarizes amounts recognized in the balance sheet for U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Current liabilities	$(346)	$(343)
Noncurrent liabilities	(36,799)	(15,713)
Funded status	$(37,145)	$(16,056)

Schedule of Benefit Obligations and Accumulated Benefit Obligations
The following is a summary of the changes in the U.S. defined benefit plans’ pension obligations:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$361,766	$345,981
Service cost	19,754	20,460
Interest cost	17,217	17,941
Settlements, plan amendments and other	—	(3,148)
Actuarial loss	14,455	7,846
Benefits paid	(26,061)	(27,314)
Balance — December 31	$387,131	$361,766
Accumulated benefit obligations at December 31	$387,131	$361,766

Schedule of Expected Cash Activity	The following table summarizes the expected cash benefit payments for the U.S. defined benefit pension plans in the future (amounts in millions):

2012	$32.6
2013	34.1
2014	34.8
2015	35.8
2016	35.5
2017-2021	195.7

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for U.S. plans, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$(95,258)	$(103,946)	$(108,104)
Amortization of net loss	6,718	6,063	4,280
Amortization of prior service benefit	(771)	(791)	(829)
Net (loss) gain arising during the year	(9,434)	3,509	773
New prior service cost arising during the year	—	(93)	(66)
Balance — December 31	$(98,745)	$(95,258)	$(103,946)

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net loss	$(98,869)	$(96,164)
Unrecognized prior service benefit	124	906
Accumulated other comprehensive loss, net of tax:	$(98,745)	$(95,258)

Reconciliation of Plan Assets
The following is a reconciliation of the U.S. defined benefit pension plans’ assets:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$345,710	$306,288
Return on plan assets	21,466	36,400
Company contributions	8,871	33,380
Benefits paid	(26,061)	(27,314)
Settlements	—	(3,044)
Balance — December 31	$349,986	$345,710

Allocation of Plan Assets
The asset allocation for the qualified plan at the end of 2011 and 2010 by asset category, are as follows:

	Target Allocation at December 31,		Percentage of Actual Plan Assets at December 31,
Asset category	2011	2010	2011	2010
U.S. Large Cap	28%	35%	28%	35%
U.S. Small Cap	4%	5%	4%	5%
International Large Cap	14%	10%	14%	10%
Emerging Markets(1)	4%	0%	4%	0%
Equity securities	50%	50%	50%	50%
Long-Term Government / Credit	21%	29%	21%	29%
Intermediate Bond	29%	21%	29%	21%
Fixed income	50%	50%	50%	50%
Multi-strategy hedge fund	0%	0%	0%	0%
Other	0%	0%	0%	0%
Other(2)	0%	0%	0%	0%
_______________________________________

(1)	Less than 1% of holdings are in the Emerging Markets category in 2010.

(2)	Less than 1% of holdings are in the Other category in 2011 and 2010.
The fair values of our U.S. defined benefit plan assets were:

	At December 31, 2011				At December 31, 2010
		Hierarchical Levels				Hierarchical Levels
	Total	I	II	III	Total	I	II	III
	(Amounts in thousands)				(Amounts in thousands)
Cash	$72	$72	$—	$—	$550	$550	$—	$—
Commingled Funds:
Equity securities
U.S. Large Cap(a)	97,972	—	97,972	—	120,285	—	120,285	—
U.S. Small Cap(b)	13,996	—	13,996	—	17,111	—	17,111	—
International Large Cap(c)	48,986	—	48,986	—	34,353	—	34,353	—
Emerging Markets(d)	13,996	—	13,996	—	—	—	—	—
Fixed income securities
Long-Term Government/Credit(e)	75,228	—	75,228	—	99,124	—	99,124	—
Intermediate Bond(f)	99,721	—	99,721	—	73,988	—	73,988	—
Other types of investments:
Multi-strategy hedge fund(g)	—	—	—	—	299	—	—	299
Other(h)	15	—	15	—		—	—	—
	$349,986	$72	$349,914	$—	$345,710	$550	$344,861	$299
_______________________________________

(a)
U.S. Large Cap funds seek to outperform the Russell 1000 (R) Index with investments in 1,000 large and medium capitalization U.S. companies represented in the Russell 1000 (R) Index, which is composed of the largest 1,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization. The Russell 3000 (R) Index is composed of the largest U.S. equities as determined by market capitalization.

(b)
U.S. Small Cap funds seek to outperform the Russell 2000 (R) Index with investments in medium and small capitalization U.S. companies represented in the Russell 2000 (R) Index, which is composed of the smallest 2,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization.

(c)
International Large Cap funds seek to outperform the MSCI Europe, Australia, and Far East Index with investments in most of the developed nations of the world so as to maintain a high degree of diversification among countries and currencies.

(d)
Emerging Markets funds represent a diversified portfolio that seeks high, long-term returns comparable to investments in emerging markets by investing in stocks from newly developed emerging market economies.

(e)
Long-Term Government/Credit funds seek to outperform the Barclays Capital U.S. Long-Term Government/Credit Index by generating excess return through a variety of diversified strategies in securities with longer durations, such as sector rotation, security selection and tactical use of high-yield bonds.

(f)
Intermediate Bonds seek to outperform the Barclays Capital U.S. Aggregate Bond Index by generating excess return through a variety of diversified strategies in securities with short to intermediate durations, such as sector rotation, security selection and tactical use of high-yield bonds.

(g)	Multi-strategy hedge funds represents a fund of hedge funds that invest in a variety of private equity funds and real estate. Level III rollforward details have not been provided due to immateriality.

(h)	Details have not been provided due to immateriality.

Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Related to Plans
The following are assumptions related to the non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	5.09%	5.13%	5.41%
Rate of increase in compensation levels	3.56	3.46	3.58
Weighted average assumptions used to determine net pension expense:
Long-term rate of return on assets	6.13%	6.21%	4.38%
Discount rate	5.13	5.41	5.47
Rate of increase in compensation levels	3.46	3.58	3.07

Components of Net Periodic Cost for Pension and Postretirement Benefits
Net pension expense for non-U.S. defined benefit pension plans was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$5,113	$4,691	$3,950
Interest cost	13,867	12,776	12,099
Expected return on plan assets	(8,382)	(7,164)	(4,373)
Amortization of unrecognized net loss	2,172	2,367	2,604
Settlement and other	239	131	607
Non-U.S. net pension expense	$13,009	$12,801	$14,887

Schedule of Funded Status
The following summarizes the net pension liability for non-U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Plan assets, at fair value	$145,112	$133,944
Benefit Obligation	(271,638)	(263,970)
Funded status	$(126,526)	$(130,026)

Schedule of Amounts Recognized in Balance Sheet
The following summarizes amounts recognized in the balance sheet for non-U.S. plans:

	December 31,
	2011	2010
\	(Amounts in thousands)
Noncurrent assets	$3,257	$14
Current liabilities	(7,909)	(7,775)
Noncurrent liabilities	(121,874)	(122,265)
Funded status	$(126,526)	$(130,026)

Schedule of Benefit Obligations and Accumulated Benefit Obligations
The following is a reconciliation of the non-U.S. plans’ defined benefit pension obligations:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$263,970	$260,765
Service cost	5,113	4,691
Interest cost	13,867	12,776
Employee contributions	345	512
Plan amendments and other	(1,511)	1,414
Actuarial loss(1)	10,693	8,329
Net benefits and expenses paid	(15,525)	(13,257)
Currency translation impact(2)	(5,314)	(11,260)
Balance — December 31	$271,638	$263,970
Accumulated benefit obligations at December 31	$252,795	$237,916
_______________________________________

(1)	The actuarial losses primarily reflect the impact of assumption changes in the U.K. plans.

(2)	The currency translation impact in 2010 reflects the strengthening of the U.S. dollar exchange rate against our significant currencies, primarily the British pound and the Euro.

Schedule of Expected Cash Activity	The following table summarizes the expected cash benefit payments for the non-U.S. defined benefit plans in the future (amounts in millions):

2012	$13.8
2013	13.1
2014	14.2
2015	14.9
2016	15.3
2017-2021	87.3

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for non-U.S. plans, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$(38,819)	$(39,649)	$(34,156)
Amortization of net loss	1,609	1,349	2,049
Net loss arising during the year	(6,763)	(1,305)	(5,018)
Settlement loss	155	75	426
Prior service cost arising during the year	191	(677)	—
Currency translation impact and other	517	1,388	(2,950)
Balance — December 31	$(43,110)	$(38,819)	$(39,649)

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net loss	$(42,433)	$(37,704)
Unrecognized prior service cost	(677)	(1,115)
Accumulated other comprehensive loss, net of tax:	$(43,110)	$(38,819)

Reconciliation of Plan Assets
The following is a reconciliation of the non-U.S. plans’ defined benefit pension assets:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$133,944	$120,897
Return on plan assets	10,279	13,237
Employee contributions	345	512
Company contributions	18,149	16,840
Currency translation impact and other	(1,797)	(4,285)
Net benefits and expenses paid	(15,525)	(13,257)
Settlements	(283)	—
Balance — December 31	$145,112	$133,944

Allocation of Plan Assets
The asset allocations for the non-U.S. defined benefit pension plans at the end of 2011 and 2010 are as follows:

	Target Allocation at December 31,		Percentage of Actual Plan Assets at December 31,
Asset category	2011	2010	2011	2010
North American Companies	5%	5%	5%	5%
U.K. Companies	20%	26%	20%	26%
European Companies	6%	7%	6%	7%
Asian Pacific Companies	5%	6%	5%	6%
Global Equity	1%	3%	1%	3%
Emerging Markets(1)	0%	0%	0%	0%
Equity securities	37%	47%	37%	47%
U.K. Government Gilt Index	21%	18%	21%	18%
U.K. Corporate Bond Index	17%	15%	17%	15%
Global Fixed Income Bond	23%	18%	23%	18%
Fixed income	61%	51%	61%	51%
Other	2%	2%	2%	2%
_______________________________________

(1)	Less than 1% of holdings are in the Emerging Markets category in 2010.
The fair values of the non-U.S. assets were:

	At December 31, 2011				At December 31, 2010
		Hierarchical Levels				Hierarchical Levels
	Total	I	II	III	Total	I	II	III
	(Amounts in thousands)				(Amounts in thousands)
Cash	$453	$453	$—	$—	$58	$58	$—	$—
Commingled Funds:
Equity securities
North American Companies(a)	7,276	—	7,276	—	7,141	—	7,141	—
U.K. Companies(b)	28,372	—	28,372	—	34,275	—	34,275	—
European Companies (c)	8,459	—	8,459	—	9,405	—	9,405	—
Asian Pacific Companies(d)	6,722	—	6,722	—	7,553	—	7,553	—
Global Equity(e)	1,745	—	1,745	—	3,590	—	3,590	—
Emerging Markets(f)	—	—	—	—	282	—	282	—
Fixed income securities
U.K. Government Gilt Index(g)	30,707	—	30,707	—	24,189	—	24,189	—
U.K. Corporate Bond Index(h)	25,004	—	25,004	—	19,867	—	19,867	—
Global Fixed Income Bond(i)	33,743	—	33,743	—	24,384	—	24,384	—
Other(j)	2,631	—	—	2,631	3,200	—	—	3,200
	$145,112	$453	$142,028	$2,631	$133,944	$58	$130,686	$3,200
_______________________________________

(a)
North American Companies represents U.S. and Canadian large cap equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World USA Index and FTSE All-World Canada Index).

(b)	U.K. Companies represents a U.K. equity index fund, which is passively managed and tracks the FTSE All-Share Index.

(c)	European companies represents a European equity index fund, which is passively managed and tracks the FTSE All-World Developed Europe Ex-U.K. Index.

(d)
Asian Pacific Companies represents Japanese and Pacific Rim equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World Japan Index and FTSE All-World Developed Asia Pacific Ex-Japan Index).

(e)
Global Equity represents actively managed, global equity funds taking a top-down strategic view on the different regions by analyzing companies based on fundamentals, market-driven, thematic and quantitative factors to generate alpha.

(f)
Emerging Markets represents a diversified portfolio of shares issued by companies in any developing or emerging country of Latin America, Asia, Eastern Europe, the Middle East, and Africa using a bottom-up stock selection process.

(g)
U.K. Government Gilt Index represents U.K. government issued fixed income investments which are passively managed and track the respective benchmarks (FTSE U.K. Gilt Index-Linked Over 5 Years Index and FTSE U.K. Gilt Over 15 Years Index).

(h)	U.K. Corporate Bond Index represents U.K. corporate bond investments, which are passively managed and track the iBoxx Over 15 years £ Non-Gilt Index.

(i)
Global Fixed Income Bond represents mostly European fixed income investment funds that are actively managed, diversified and primarily invested in traditional government bonds, high-quality corporate bonds, asset backed securities, emerging market debt and high yield corporates.

(j)	Includes assets held by plans outside the U.K. and The Netherlands. Details, including Level III rollforward details, have not been provided due to immateriality.

Postretirement Medical Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Related to Plans
The following are assumptions related to postretirement benefits:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligation:
Discount rate	4.25%	4.75%	5.25%
Weighted average assumptions used to determine net expense:
Discount rate	4.75%	5.25%	6.50%

Components of Net Periodic Cost for Pension and Postretirement Benefits
Net postretirement benefit income for postretirement medical plans was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$12	$28	$42
Interest cost	1,782	1,940	2,493
Amortization of unrecognized prior service benefit	(1,558)	(1,916)	(1,974)
Amortization of unrecognized net gain	(1,463)	(2,480)	(2,903)
Net postretirement benefit income	$(1,227)	$(2,428)	$(2,342)

Schedule of Funded Status
The following summarizes the accrued postretirement benefits liability for the postretirement medical plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Postretirement Benefit Obligation	$35,045	$39,053
Funded status	$(35,045)	$(39,053)

Schedule of Amounts Recognized in Balance Sheet
The following summarizes amounts recognized in the balance sheet for postretirement Benefit Obligation:

	December 31,
	2011	2010
	(Amounts in thousands)
Current liabilities	$(4,278)	$(4,683)
Noncurrent liabilities	(30,767)	(34,370)
Funded status	$(35,045)	$(39,053)

Schedule of Benefit Obligations and Accumulated Benefit Obligations

The following is a reconciliation of the postretirement Benefit Obligation:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$39,053	$40,170
Service cost	12	28
Interest cost	1,782	1,940
Employee contributions	2,445	2,492
Medicare subsidies receivable	450	359
Actuarial (gain) loss	(1,877)	679
Net benefits and expenses paid	(6,820)	(6,615)
Balance — December 31	$35,045	$39,053

Schedule of Expected Cash Activity	The following presents expected benefit payments for future periods (amounts in millions):

	Expected Payments	Medicare Subsidy
2012	$4.4	$0.2
2013	4.1	0.2
2014	3.8	0.2
2015	3.6	0.2
2016	3.4	0.2
2017-2021	12.9	0.8

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for postretirement benefits, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$7,793	$10,915	$13,183
Amortization of net gain	(911)	(1,525)	(2,016)
Amortization of prior service benefit	(971)	(1,179)	(1,371)
Net gain (loss) arising during the year	1,170	(418)	1,119
Balance — December 31	$7,081	$7,793	$10,915

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net gain	$7,055	$6,774
Unrecognized prior service benefit	26	1,019
Accumulated other comprehensive income, net of tax:	$7,081	$7,793

Schedule of Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effect on the 2011 reported amounts (in thousands):

	1% Increase	1% Decrease
Effect on postretirement Benefit Obligation	$436	$(424)
Effect on service cost plus interest cost	17	(16)

Warranty Reserve (Tables)	12 Months Ended
Dec. 31, 2011
Product Warranties Disclosures [Abstract]
Schedule of Activity in the Warranty Reserve
The following is a summary of the activity in the warranty reserve:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$34,374	$38,024	$36,936
Accruals for warranty expense, net of adjustments	35,535	24,779	34,456
Settlements made	(31,876)	(28,429)	(33,368)
Balance — December 31	$38,033	$34,374	$38,024

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes consists of the following:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Current:
U.S. federal	$42,596	$12,557	$19,544
Non-U.S.	95,677	93,046	125,160
State and local	6,567	1,468	6,566
Total current	144,840	107,071	151,270
Deferred:
U.S. federal	19,086	34,732	3,842
Non-U.S.	(11,918)	(2,830)	1,118
State and local	6,516	2,623	230
Total deferred	13,684	34,525	5,190
Total provision	$158,524	$141,596	$156,460

Schedule of Reconciliation Statutory Corporate Rate to Provision for Income Taxes
The provision for income taxes differs from the statutory corporate rate due to the following:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in millions)
Statutory federal income tax at 35%	$205.7	$185.6	$204.7
Foreign impact, net	(55.0)	(37.6)	(49.1)
Change in valuation allowances	3.6	(2.3)	(1.1)
State and local income taxes, net	13.1	4.1	6.8
Meals and entertainment	0.8	0.9	0.9
Other	(9.7)	(9.1)	(5.7)
Total	$158.5	$141.6	$156.5
Effective tax rate	27.0%	26.7%	26.8%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the consolidated deferred tax assets and liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Deferred tax assets related to:
Retirement benefits	$36,735	$37,946
Net operating loss carryforwards	32,694	35,826
Compensation accruals	43,418	49,809
Inventories	50,159	46,330
Credit carryforwards	44,861	30,972
Warranty and accrued liabilities	20,451	19,768
Unrealized foreign exchange gain	2,233	—
Restructuring charge	730	1,315
Other	25,095	17,161
Total deferred tax assets	256,376	239,127
Valuation allowances	(17,686)	(14,296)
Net deferred tax assets	238,690	224,831
Deferred tax liabilities related to:
Property, plant and equipment	(33,056)	(25,773)
Goodwill and intangibles	(115,634)	(102,196)
Unrealized foreign exchange loss	—	(237)
Foreign equity investments	(8,044)	(6,635)
Total deferred tax liabilities	(156,734)	(134,841)
Deferred tax assets, net	$81,956	$89,990

Schedule of Earnings Before Income Tax	Earnings before income taxes comprised:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
U.S.	$247,684	$201,997	$142,783
Non-U.S.	340,071	328,280	442,008
Total	$587,755	$530,277	$584,791

Reconciliation of Unrecognized Tax Benefits
A tabular reconciliation of the total gross amount of unrecognized tax benefits, excluding interest and penalties, is as follows (in millions):

	2011	2010
Balance — January 1	$104.6	$130.2
Gross amount of increases (decreases) in unrecognized tax benefits resulting from tax positions taken:
During a prior year	1.0	(1.2)
During the current period	8.8	7.2
Decreases in unrecognized tax benefits relating to:
Settlements with taxing authorities	(9.8)	(6.2)
Lapse of the applicable statute of limitations	(8.3)	(21.3)
Decreases in unrecognized tax benefits relating to foreign currency translation adjustments	(2.5)	(4.1)
Balance — December 31	$93.8	$104.6

Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Summarized Financial Information of Reportable Segments

				Subtotal–	Eliminations
Three Months Ended June 30, 2012				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$570,494	$212,354	$399,377	$1,182,225	$—	$1,182,225
Intersegment sales	16,163	19,326	2,162	37,651	(37,651)	—
Segment operating income	95,054	23,830	60,353	179,237	(14,441)	164,796

				Subtotal–	Eliminations
Three Months Ended June 30, 2011				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$539,213	$202,483	$384,056	$1,125,752	$—	$1,125,752
Intersegment sales	18,080	22,033	3,029	43,142	(43,142)	—
Segment operating income	86,686	9,617	59,935	156,238	(16,132)	140,106

				Subtotal–	Eliminations
Six Months Ended June 30, 2012				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$1,090,336	$405,735	$761,134	$2,257,205	$—	$2,257,205
Intersegment sales	31,129	39,131	4,296	74,556	(74,556)	—
Segment operating income	187,231	41,181	116,046	344,458	(37,139)	307,319

				Subtotal–	Eliminations
Six Months Ended June 30, 2011				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$1,038,973	$363,395	$720,591	$2,122,959	$—	$2,122,959
Intersegment sales	42,091	37,446	4,091	83,628	(83,628)	—
Segment operating income	178,442	22,693	107,469	308,604	(38,245)	270,359

The following is a summary of the financial information of our reportable segments as of and for the years ended December 31, 2011, 2010 and 2009 reconciled to the amounts reported in the consolidated financial statements.

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2011:
Sales to external customers	$2,239,405	$802,864	$1,467,932	$4,510,201	$—	$4,510,201
Intersegment sales	81,978	75,337	5,414	162,729	(162,729)	—
Segment operating income	395,184	62,906	233,329	691,419	(72,742)	618,677
Depreciation and amortization	41,199	13,864	40,912	95,975	8,846	104,821
Identifiable assets	2,055,600	740,179	1,406,531	4,202,310	420,304	4,622,614
Capital expenditures	44,714	12,834	43,797	101,345	6,622	107,967

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2010:
Sales to external customers	$2,087,040	$754,826	$1,190,170	$4,032,036	$—	$4,032,036
Intersegment sales	65,636	45,358	7,349	118,343	(118,343)	—
Segment operating income	412,622	68,480	180,409	661,511	(80,159)	581,352
Depreciation and amortization	39,629	18,089	34,906	92,624	8,670	101,294
Identifiable assets	1,791,886	664,573	1,342,915	3,799,374	660,536	4,459,910
Capital expenditures	54,478	12,130	31,312	97,920	4,082	102,002

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2009:
Sales to external customers	$2,249,265	$919,355	$1,196,642	$4,365,262	$—	$4,365,262
Intersegment sales	67,023	51,616	6,576	125,215	(125,215)	—
Segment operating income	434,840	107,886	204,118	746,844	(117,327)	629,517
Depreciation and amortization	42,168	15,903	29,140	87,211	8,234	95,445
Identifiable assets	1,729,817	700,992	1,011,608	3,442,417	806,477	4,248,894
Capital expenditures	44,037	22,351	32,358	98,746	9,702	108,448
_______________________________________

(1)	The changes in identifiable assets for "Eliminations and All Other" in 2011, 2010 and 2009 are primarily a result of changes in cash balances.

Schedule of Sales and Long-lived Assets by Geographic Area
Sales and long-lived assets by geographic area are as follows:

	Year Ended December 31, 2011
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,507,209	33.4%	$1,095,616	55.4%
EMA(1)	1,954,212	43.3%	671,305	34.0%
Asia(2)	517,375	11.5%	100,344	5.1%
Other(3)	531,405	11.8%	109,152	5.5%
Consolidated total	$4,510,201	100.0%	$1,976,417	100.0%

	Year Ended December 31, 2010
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,331,818	33.0%	$1,031,184	53.9%
EMA(1)	1,844,291	45.7%	687,495	36.0%
Asia(2)	423,461	10.5%	96,040	5.0%
Other(3)	432,466	10.8%	97,104	5.1%
Consolidated total	$4,032,036	100.0%	$1,911,823	100.0%

	Year Ended December 31, 2009
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,416,739	32.5%	$1,034,055	60.2%
EMA(1)	2,142,371	49.1%	510,391	29.7%
Asia(2)	405,456	9.3%	88,770	5.2%
Other(3)	400,696	9.1%	85,032	4.9%
Consolidated total	$4,365,262	100.0%	$1,718,248	100.0%
___________________________________

(1)
"EMA" includes Europe, the Middle East and Africa. Germany accounted for approximately 9% of 2011, 9% of 2010 and 12% of 2009 consolidated sales, and Italy accounted for approximately 10% of consolidated long-lived assets in 2011 and 2010. No other individual country within this group represents 10% or more of consolidated totals for any period presented.

(2)	"Asia" includes Asia and Australia. No individual country within this group represents 10% or more of consolidated totals for any period presented.

(3)	"Other" includes Canada and Latin America. No individual country within this group represents 10% or more of consolidated totals for any period presented.

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The following presents the components of accumulated other comprehensive loss, net of related tax effects:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Foreign currency translation adjustments(1)(2)	$(79,267)	$(22,425)	$(11,813)
Pension and other postretirement effects	(134,774)	(126,284)	(132,680)
Cash flow hedging activity	(735)	(428)	(3,251)
Accumulated other comprehensive loss	$(214,776)	$(149,137)	$(147,744)
_______________________________________

(1)	Includes foreign currency translation adjustments attributable to noncontrolling interests.

(2)
Foreign currency translation adjustments in 2011 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2011 as compared with December 31, 2010. Foreign currency translation adjustments in 2010 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2010 as compared with December 31, 2009.

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Summary of the Unaudited Quarterly Data
The following presents a summary of the unaudited quarterly data for 2011 and 2010 (amounts in millions, except per share data):

	2011
Quarter	4th	3rd	2nd	1st
Sales	$1,265.4	$1,121.8	$1,125.8	$997.2
Gross profit	420.0	376.6	369.3	347.7
Earnings before income taxes	180.2	140.0	137.0	130.6
Net earnings attributable to Flowserve Corporation	125.1	107.8	98.7	97.0
Earnings per share:
Basic	$2.27	$1.94	$1.77	$1.74
Diluted	2.25	1.92	1.76	1.72

	2010
Quarter	4th	3rd	2nd	1st
Sales	$1,140.3	$971.7	$961.1	$958.9
Gross profit	384.5	333.5	343.4	348.3
Earnings before income taxes	153.0	139.9	125.4	112.0
Net earnings attributable to Flowserve Corporation	112.6	103.9	91.6	80.2
Earnings per share:
Basic	$2.02	$1.86	$1.64	$1.44
Diluted	2.00	1.84	1.62	1.42

Guarantor Financial Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Financial Data [Abstract]
Schedule of Condensed Financial Statements
ONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Three Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$457,165	$815,552	$(90,492)	$1,182,225
Cost of sales	—	(303,806)	(584,309)	90,492	(797,623)
Gross profit	—	153,359	231,243	—	384,602
Selling, general and administrative expense	(1,861)	(95,145)	(126,886)	—	(223,892)
Net earnings from affiliates	—	635	3,451	—	4,086
Net earnings from consolidated subsidiaries, net of tax	109,167	74,995	—	(184,162)	—
Operating income	107,306	133,844	107,808	(184,162)	164,796
Interest expense, net	(747)	(4,919)	(3,019)	—	(8,685)
Other income (expense), net	—	1,185	(9,231)	—	(8,046)
Earnings before income taxes	106,559	130,110	95,558	(184,162)	148,065
Provision for income taxes	757	(20,943)	(19,394)	—	(39,580)
Net earnings, including noncontrolling interests	107,316	109,167	76,164	(184,162)	108,485
Less: Net earnings attributable to noncontrolling interests	—	—	(1,169)	—	(1,169)
Net earnings attributable to Flowserve Corporation	$107,316	$109,167	$74,995	$(184,162)	$107,316
Comprehensive income attributable to Flowserve Corporation	$51,353	$53,115	$17,933	$(71,048)	$51,353

	Three Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$439,409	$772,957	$(86,614)	$1,125,752
Cost of sales	—	(283,389)	(559,639)	86,614	(756,414)
Gross profit	—	156,020	213,318	—	369,338
Selling, general and administrative expense	(1,567)	(89,921)	(141,495)	—	(232,983)
Net earnings from affiliates	—	1,007	2,744	—	3,751
Net earnings from consolidated subsidiaries, net of tax	100,138	58,738	—	(158,876)	—
Operating income	98,571	125,844	74,567	(158,876)	140,106
Interest expense, net	(394)	(4,090)	(4,656)	—	(9,140)
Other (expense) income, net	—	(1,187)	7,172	—	5,985
Earnings before income taxes	98,177	120,567	77,083	(158,876)	136,951
Provision for income taxes	555	(20,429)	(18,353)	—	(38,227)
Net earnings, including noncontrolling interests	98,732	100,138	58,730	(158,876)	98,724
Less: Net earnings attributable to noncontrolling interests	—	—	8	—	8
Net earnings attributable to Flowserve Corporation	$98,732	$100,138	$58,738	$(158,876)	$98,732
Comprehensive income attributable to Flowserve Corporation	$126,223	$128,305	$85,827	$(214,132)	$126,223

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$892,911	$1,535,573	$(171,279)	$2,257,205
Cost of sales	—	(589,956)	(1,094,743)	171,279	(1,513,420)
Gross profit	—	302,955	440,830	—	743,785
Selling, general and administrative expense	(2,981)	(195,374)	(247,426)	—	(445,781)
Net earnings from affiliates	—	1,955	7,360	—	9,315
Net earnings from consolidated subsidiaries, net of tax	203,517	134,605	—	(338,122)	—
Operating income	200,536	244,141	200,764	(338,122)	307,319
Interest expense, net	(1,348)	(9,377)	(6,487)	—	(17,212)
Other income (expense), net	—	1,849	(14,834)	—	(12,985)
Earnings before income taxes	199,188	236,613	179,443	(338,122)	277,122
Provision for income taxes	1,253	(33,096)	(43,252)	—	(75,095)
Net earnings, including noncontrolling interests	200,441	203,517	136,191	(338,122)	202,027
Less: Net earnings attributable to noncontrolling interests	—	—	(1,586)	—	(1,586)
Net earnings attributable to Flowserve Corporation	$200,441	$203,517	$134,605	$(338,122)	$200,441
Comprehensive income attributable to Flowserve Corporation	$179,236	$182,603	$111,396	$(293,999)	$179,236

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$835,213	$1,448,697	$(160,951)	$2,122,959
Cost of sales	—	(537,724)	(1,029,153)	160,951	(1,405,926)
Gross profit	—	297,489	419,544	—	717,033
Selling, general and administrative expense	(4,034)	(179,834)	(271,754)	—	(455,622)
Net earnings from affiliates	—	2,042	6,906	—	8,948
Net earnings from consolidated subsidiaries, net of tax	199,613	124,821	—	(324,434)	—
Operating income	195,579	244,518	154,696	(324,434)	270,359
Interest expense, net	(644)	(8,773)	(7,839)	—	(17,256)
Other (expense) income, net	—	(2,772)	17,246	—	14,474
Earnings before income taxes	194,935	232,973	164,103	(324,434)	267,577
Provision for income taxes	780	(33,360)	(39,277)	—	(71,857)
Net earnings, including noncontrolling interests	195,715	199,613	124,826	(324,434)	195,720
Less: Net earnings attributable to noncontrolling interests	—	—	(5)	—	(5)
Net earnings attributable to Flowserve Corporation	$195,715	$199,613	$124,821	$(324,434)	$195,715
Comprehensive income attributable to Flowserve Corporation	$271,439	$275,766	$198,774	$(474,540)	$271,439
FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$14,879	$—	$160,334	$—	$175,213
Accounts receivable, net	—	256,748	800,894	—	1,057,642
Intercompany receivables	8,811	121,777	62,412	(193,000)	—
Inventories, net	—	386,409	762,769	—	1,149,178
Other current assets, net	1,941	102,186	131,487	—	235,614
Total current assets	25,631	867,120	1,917,896	(193,000)	2,617,647
Property, plant and equipment, net	—	191,364	400,441	—	591,805
Goodwill	—	671,858	370,552	—	1,042,410
Intercompany receivables	475,000	37,105	1,144	(513,249)	—
Investment in consolidated subsidiaries	2,257,361	1,434,339	—	(3,691,700)	—
Other assets, net	8,898	187,675	157,448	—	354,021
Total assets	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$139,136	$402,789	$—	$541,925
Intercompany payables	11	71,212	121,777	(193,000)	—
Accrued liabilities	8,135	246,021	577,026	—	831,182
Debt due within one year	337,500	15	33,120	—	370,635
Deferred taxes	—	—	8,848	—	8,848
Total current liabilities	345,646	456,384	1,143,560	(193,000)	1,752,590
Long-term debt due after one year	425,000	20	1,120	—	426,140
Intercompany payables	1,144	475,000	37,105	(513,249)	—
Retirement obligations and other liabilities	7,500	200,696	221,353	—	429,549
Total liabilities	779,290	1,132,100	1,403,138	(706,249)	2,608,279
Total Flowserve Corporation shareholders’ equity	1,987,600	2,257,361	1,434,339	(3,691,700)	1,987,600
Noncontrolling interest	—	—	10,004	—	10,004
Total equity	1,987,600	2,257,361	1,444,343	(3,691,700)	1,997,604
Total liabilities and equity	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

	December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$150,308	$—	$187,048	$—	$337,356
Accounts receivable, net	—	271,571	788,678	—	1,060,249
Intercompany receivables	—	118,292	33,883	(152,175)	—
Inventories, net	—	357,870	650,509	—	1,008,379
Other current assets, net	1,530	94,413	126,427	—	222,370
Total current assets	151,838	842,146	1,786,545	(152,175)	2,628,354
Property, plant and equipment, net	—	194,671	404,075	—	598,746
Goodwill	—	673,013	372,064	—	1,045,077
Intercompany receivables	475,000	14,697	1,144	(490,841)	—
Investment in consolidated subsidiaries	2,122,734	1,336,856	—	(3,459,590)	—
Other assets, net	10,039	184,855	155,543	—	350,437
Total assets	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$153,137	$444,205	$—	$597,342
Intercompany payables	223	33,660	118,292	(152,175)	—
Accrued liabilities	6,143	271,535	530,923	—	808,601
Debt due within one year	25,000	5	28,618	—	53,623
Deferred taxes	—	—	10,755	—	10,755
Total current liabilities	31,366	458,337	1,132,793	(152,175)	1,470,321
Long-term debt due after one year	450,000	40	1,553	—	451,593
Intercompany payables	1,144	475,000	14,697	(490,841)	—
Retirement obligations and other liabilities	7,288	190,127	225,055	—	422,470
Total liabilities	489,798	1,123,504	1,374,098	(643,016)	2,344,384
Total Flowserve Corporation shareholders’ equity	2,269,813	2,122,734	1,336,856	(3,459,590)	2,269,813
Noncontrolling interest	—	—	8,417	—	8,417
Total equity	2,269,813	2,122,734	1,345,273	(3,459,590)	2,278,230
Total liabilities and equity	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided (used) by operating activities	$47,299	$75,572	$(3,971)	$(58,525)	$60,375
Cash flows — Investing activities:
Capital expenditures	—	(15,334)	(41,551)	—	(56,885)
Payments for acquisitions, net of cash acquired	—	—	(3,996)	—	(3,996)
Intercompany loan payments	—	(22,409)	—	22,409	—
Proceeds from disposition of assets	—	74	7,828	—	7,902
Affiliate investment activity, net	—	—	(1,620)	—	(1,620)
Net cash flows used by investing activities	—	(37,669)	(39,339)	22,409	(54,599)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,946	—	—	10,946
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Proceeds from short term financing	300,000	—	—	—	300,000
Net (payments) borrowings under other financing arrangements	—	(10)	4,836	—	4,826
Repurchases of common shares	(432,898)	—	—	—	(432,898)
Payments of dividends	(37,082)	—	—	—	(37,082)
Intercompany loan proceeds	—	—	22,409	(22,409)	—
Intercompany dividends	—	(48,839)	(9,686)	58,525	—
All other financing, net	(248)	—	(212)	—	(460)
Net cash flows (used) provided by financing activities	(182,728)	(37,903)	17,347	36,116	(167,168)
Effect of exchange rate changes on cash	—	—	(751)	—	(751)
Net change in cash and cash equivalents	(135,429)	—	(26,714)	—	(162,143)
Cash and cash equivalents at beginning of period	150,308	—	187,048	—	337,356
Cash and cash equivalents at end of period	$14,879	$—	$160,334	$—	$175,213

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows (used) provided by operating activities	$(64,847)	$53,008	$(215,775)	$(10,181)	$(237,795)
Cash flows — Investing activities:
Capital expenditures	—	(13,964)	(34,534)	—	(48,498)
Payments for acquisitions, net of cash acquired	—	(890)	—	—	(890)
Intercompany return of capital	—	18,971	—	(18,971)	—
Intercompany loan payments	—	(62,261)	—	62,261	—
Proceeds from disposition of assets		125	3,610	—	3,735
Net cash flows used by investing activities	—	(58,019)	(30,924)	43,290	(45,653)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,021	—	—	5,021
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Net (payments) borrowings under other financing arrangements	—	(10)	4,358	—	4,348
Repurchases of common shares	(26,025)	—	—	—	(26,025)
Payments of dividends	(33,977)	—	—	—	(33,977)
Intercompany loan proceeds	—	—	62,261	(62,261)	—
Intercompany distributions of capital		—	(18,971)	18,971	—
Intercompany dividends	—	—	(10,181)	10,181	—
All other financing, net	224	—	—	—	224
Net cash flows (used) provided by financing activities	(72,278)	5,011	37,467	(33,109)	(62,909)
Effect of exchange rate changes on cash	—	—	10,090	—	10,090
Net change in cash and cash equivalents	(137,125)	—	(199,142)	—	(336,267)
Cash and cash equivalents at beginning of period	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of period	$74,382	$—	$146,930	$—	$221,312

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,735,809	$3,120,802	$(346,410)	$4,510,201
Cost of sales	—	(1,104,642)	(2,238,323)	346,410	(2,996,555)
Gross profit	—	631,167	882,479	—	1,513,646
Selling, general and administrative expense	(7,236)	(368,818)	(538,026)	—	(914,080)
Net earnings from affiliates	—	3,819	15,292	—	19,111
Net earnings from consolidated subsidiaries, net of tax	434,436	272,111	—	(706,547)	—
Operating income	427,200	538,279	359,745	(706,547)	618,677
Interest expense, net	(1,088)	(18,615)	(14,897)	—	(34,600)
Other (expense) income, net	—	(2,858)	6,536	—	3,678
Earnings before income taxes	426,112	516,806	351,384	(706,547)	587,755
Provision for income taxes	2,470	(82,370)	(78,624)	—	(158,524)
Net earnings, including noncontrolling interests	428,582	434,436	272,760	(706,547)	429,231
Less: Net earnings attributable to noncontrolling interests	—	—	(649)	—	(649)
Net earnings attributable to Flowserve Corporation	$428,582	$434,436	$272,111	$(706,547)	$428,582
Comprehensive income attributable to Flowserve Corporation	$362,991	$369,193	$216,653	$(585,846)	$362,991

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,518,779	$2,805,970	$(292,713)	$4,032,036
Cost of sales	—	(966,167)	(1,948,889)	292,713	(2,622,343)
Gross profit	—	552,612	857,081	—	1,409,693
Selling, general and administrative expense	458	(355,139)	(490,309)	—	(844,990)
Net earnings from affiliates	—	2,767	13,882	—	16,649
Net earnings from consolidated subsidiaries, net of tax	382,515	258,712	—	(641,227)	—
Operating income	382,973	458,952	380,654	(641,227)	581,352
Interest income (expense), net	16,257	(34,372)	(14,611)	—	(32,726)
Other (expense) income, net	(1,606)	2,839	(19,582)	—	(18,349)
Earnings before income taxes	397,624	427,419	346,461	(641,227)	530,277
Provision for income taxes	(9,334)	(44,904)	(87,358)	—	(141,596)
Net earnings, including noncontrolling interests	388,290	382,515	259,103	(641,227)	388,681
Less: Net earnings attributable to noncontrolling interests	—	—	(391)	—	(391)
Net earnings attributable to Flowserve Corporation	$388,290	$382,515	$258,712	$(641,227)	$388,290
Comprehensive income attributable to Flowserve Corporation	$386,812	$381,438	$249,035	$(630,473)	$386,812

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,598,143	$3,035,721	$(268,602)	$4,365,262
Cost of sales	—	(997,798)	(2,087,934)	268,602	(2,817,130)
Gross profit	—	600,345	947,787	—	1,548,132
Selling, general and administrative expense	(11,093)	(426,100)	(497,258)	—	(934,451)
Net earnings from affiliates	—	3,564	12,272	—	15,836
Net earnings from consolidated subsidiaries, net of tax	425,553	319,825	—	(745,378)	—
Operating income	414,460	497,634	462,801	(745,378)	629,517
Interest income (expense), net	11,205	(28,844)	(19,119)	—	(36,758)
Other expense, net	(20)	(651)	(7,297)	—	(7,968)
Earnings before income taxes	425,645	468,139	436,385	(745,378)	584,791
Provision for income taxes	2,242	(42,586)	(116,116)	—	(156,460)
Net earnings, including noncontrolling interests	427,887	425,553	320,269	(745,378)	428,331
Less: Net earnings attributable to noncontrolling interests	—	—	(444)	—	(444)
Net earnings attributable to Flowserve Corporation	$427,887	$425,553	$319,825	$(745,378)	$427,887
Comprehensive income attributable to Flowserve Corporation	$490,179	$487,844	$355,781	$(843,625)	$490,179

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$157,811	$133,598	$79,262	$(152,458)	$218,213
Cash flows — Investing activities:
Capital expenditures	—	(30,138)	(77,829)	—	(107,967)
Payments for acquisitions, net of cash acquired	—	(90,505)	—	—	(90,505)
Intercompany return of capital	—	109,432	—	(109,432)	—
Intercompany loan proceeds	25,000	28,267	—	(53,267)	—
Proceeds from disposal of assets	—	130	4,139	—	4,269
Net cash flows provided (used) by investing activities	25,000	17,186	(73,690)	(162,699)	(194,203)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,668	—	—	5,668
Payments on long-term debt	(25,000)	—	—	—	(25,000)
Net (payments) borrowings under other financing arrangements	—	(20)	1,601	—	1,581
Repurchases of common shares	(150,000)	—	—	—	(150,000)
Payments of dividends	(69,557)	—	—	—	(69,557)
Intercompany loan payments	—	(25,000)	(28,267)	53,267	—
Intercompany distributions of capital	—	—	(109,432)	109,432	—
Intercompany dividends	—	(131,432)	(21,026)	152,458	—
All other financing, net	547	—	(2,195)	—	(1,648)
Net cash flows used by financing activities	(244,010)	(150,784)	(159,319)	315,157	(238,956)
Effect of exchange rate changes on cash	—	—	(5,277)	—	(5,277)
Net change in cash and cash equivalents	(61,199)	—	(159,024)	—	(220,223)
Cash and cash equivalents at beginning of year	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of year	$150,308	$—	$187,048	$—	$337,356

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$211,543	$122,426	$233,715	$(211,909)	$355,775
Cash flows — Investing activities:
Capital expenditures	—	(34,599)	(67,403)	—	(102,002)
Payments for acquisitions, net of cash acquired	—	—	(199,396)	—	(199,396)
Intercompany return of capital	—	192,400	—	(192,400)	—
Intercompany capital contributions	—	(120,000)	—	120,000	—
Intercompany loan proceeds	44,039	177,152	349	(221,540)	—
Intercompany loan payments	—	(120,000)	—	120,000	—
Proceeds from disposal of assets	—	8,579	2,451	—	11,030
Affiliate investing activity, net	—	—	3,651	—	3,651
Net cash flows provided (used) by investing activities	44,039	103,532	(260,348)	(173,940)	(286,717)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,048	—	—	10,048
Payments on long-term debt	(544,016)	—	—	—	(544,016)
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Payment of deferred loan costs	(11,596)	—	—	—	(11,596)
Repurchases of common shares	(46,015)	—	—	—	(46,015)
Payments of dividends	(63,582)	—	—	—	(63,582)
Net (payments) proceeds under other financing arrangements	—	(325)	2,746	—	2,421
Sale of shares to noncontrolling interest	—	—	4,384	—	4,384
Intercompany loan proceeds	—	—	120,000	(120,000)	—
Intercompany loan payments	—	(44,388)	(177,152)	221,540	—
Intercompany capital contributions	—	—	120,000	(120,000)	—
Intercompany distributions of capital	—	—	(192,400)	192,400	—
Intercompany dividends	—	(191,293)	(20,616)	211,909	—
All other financing, net	5,926	—	(483)	—	5,443
Net cash flows used by financing activities	(159,283)	(225,958)	(143,521)	385,849	(142,913)
Effect of exchange rate changes on cash	—	—	(22,886)	—	(22,886)
Net change in cash and cash equivalents	96,299	—	(193,040)	—	(96,741)
Cash and cash equivalents at beginning of year	115,208	—	539,112	—	654,320
Cash and cash equivalents at end of year	$211,507	$—	$346,072	$—	$557,579

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$128,053	$55,882	$394,305	$(146,963)	$431,277
Cash flows — Investing activities:
Capital expenditures	—	(37,094)	(71,354)	—	(108,448)
Payments for acquisitions, net of cash acquired	—	—	(30,750)	—	(30,750)
Intercompany return of capital	—	139,860	—	(139,860)	—
Intercompany loan proceeds	5,637	740	72,496	(78,873)	—
Proceeds from disposition of assets	—	151	405	—	556
Net cash flows provided (used) by investing activities	5,637	103,657	(29,203)	(218,733)	(138,642)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	1,174	—	—	1,174
Payments on long-term debt	(5,682)	—	—	—	(5,682)
Payment of deferred loan costs	(2,764)	—	—	—	(2,764)
Repurchases of common shares	(40,955)	—	—	—	(40,955)
Payments of dividends	(59,204)	—	—	—	(59,204)
Payments under other financing arrangements	—	(336)	(348)	—	(684)
Intercompany loan payments	—	(78,133)	(740)	78,873	—
Intercompany distributions of capital	—	—	(139,860)	139,860	—
Intercompany dividends	—	(82,244)	(64,719)	146,963	—
All other financing, net	2,939	—	(1,902)	—	1,037
Net cash flows used by financing activities	(105,666)	(159,539)	(207,569)	365,696	(107,078)
Effect of exchange rate changes on cash	—	—	(3,293)	—	(3,293)
Net change in cash and cash equivalents	28,024	—	154,240	—	182,264
Cash and cash equivalents at beginning of year	87,184	—	384,872	—	472,056
Cash and cash equivalents at end of year	$115,208	$—	$539,112	$—	$654,320

Significant Accounting Policies and Accounting Developments (Details)	3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 11, 2010 VEF	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 North Africa [Member] USD ($)	Mar. 31, 2010 Venezuela [Member] USD ($)	Dec. 31, 2011 Venezuela [Member]
Foreign Currency [Abstract]
Percentage of subsidiaries sales and total assets to consolidated sales and assets											1.00%
Unfavorable impact on operating income	$ 0	$ 0							$ 11,200,000
Previous exchange rate						2.15
Current exchange rate for non essential items						4.3
Current exchange rate for essential items						2.6
Recognized loss due to currency devaluation										7,600,000
Transactional currency gains (losses)			3,700,000	(26,500,000)	(7,800,000)
Cost-method Investments, Realized Gain (Loss), Alternative [Abstract]
Gain on sale of investment in joint venture				3,100,000
Share-based Compensation [Abstract]
Restricted shares grant period			4 years
Revenue Recognition [Abstract]
Period of delivery of products and services			one to two-year period
Percentage of completion revenue			9.00%	9.00%	9.00%
General extension periof for service and repair contracts			5 years
Maximum percentage of revenue on fixed fee services			1.00%	1.00%	1.00%
Warranty obligations sales trend period			24 months
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life							3 years	40 years
Research and Development [Abstract]
Research and development costs			$ 35,000,000	$ 29,500,000	$ 29,400,000

Significant Accounting Policies and Accounting Developments (Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2011
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	14 years
Capital leases (based on lease term) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Capital leases (based on lease term) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years

Significant Accounting Policies and Accounting Developments (Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share and weighted average number of shares outstanding [Abstract]
Net earnings of Flowserve Corporation	$ 107,316	$ 125,100	$ 107,800	$ 98,732	$ 97,000	$ 112,600	$ 103,900	$ 91,600	$ 80,200	$ 200,441	$ 195,715	$ 428,582	$ 388,290	$ 427,887
Dividends on restricted shares not expected to vest	4			4						7	7	15	16	23
Earnings attributable to common and participating shareholders	$ 107,320			$ 98,736						$ 200,448	$ 195,722	$ 428,597	$ 388,306	$ 427,910
Weighted average shares:
Common stock	53,740,000			55,483,000						53,972,000	55,420,000	55,273,000	55,434,000	55,400,000
Participating securities	255,000			264,000						261,000	281,000	270,000	330,000	440,000
Denominator for basic earnings per common share	53,995,000			55,747,000						54,233,000	55,701,000	55,543,000	55,764,000	55,840,000
Effect of potentially dilutive securities	271,000			495,000						415,000	590,000	559,000	651,000	522,000
Denominator for diluted earnings per common share	54,266,000			56,242,000						54,648,000	56,291,000	56,102,000	56,415,000	56,362,000
Earnings per common share attributable to Flowserve Corporation common shareholders:
Basic	$ 1.99	$ 2.27	$ 1.94	$ 1.77	$ 1.74	$ 2.02	$ 1.86	$ 1.64	$ 1.44	$ 3.7	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted	$ 1.98	$ 2.25	$ 1.92	$ 1.76	$ 1.72	$ 2	$ 1.84	$ 1.62	$ 1.42	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Options to purchase common stock, excluded from dilutive securities												0	0	0

Acquisitions (Details) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 28, 2011 Lawrence Pumps [Member]	Dec. 31, 2010 Lawrence Pumps [Member]	Jul. 16, 2010 Valbart Srl [Member]	Dec. 31, 2011 Valbart Srl [Member]	Apr. 21, 2009 Calder AG [Member]	Dec. 31, 2009 Calder AG [Member]	Apr. 21, 2009 Calder AG [Member] Paid at Closing [Member]	Jul. 31, 2009 Calder AG [Member] Paid After Working Capital Valuation [Member]	Apr. 21, 2009 Calder AG [Member] Contingent Payment [Member]	Jul. 16, 2010 Trademarks [Member] Valbart Srl [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Valbart Srl [Member]	Jul. 16, 2010 Noncompete Agreements [Member] Valbart Srl [Member]	Oct. 28, 2011 Engineering Drawings [Member] Lawrence Pumps [Member]	Dec. 31, 2011 Engineering Drawings [Member] Valbart Srl [Member]	Jul. 16, 2010 Engineering Drawings [Member] Valbart Srl [Member]	Oct. 28, 2011 Customer Relationships [Member] Lawrence Pumps [Member]	Dec. 31, 2011 Customer Relationships [Member] Valbart Srl [Member]	Jul. 16, 2010 Customer Relationships [Member] Valbart Srl [Member]
Business Acquisition [Line Items]
Percent of business acquired						100.00%		100.00%
Cash paid for acquisition						$ 89,600,000		$ 199,400,000
Acquired finite lived intangible asset, weighted average useful life						10 years			5 years							4 years		10 years	10 years		10 years	5 years
Sales							44,000,000
Escrow deposit						1,500,000		5,800,000
Indemnification claims, percentage limitations of purchase price						15.00%
Indemnification claims, time period limitations						18 months
Term covering escrow payments for breaching agreement						24 months		30 months
Repayment of debt made by the company for acquisition								33,800,000
Payments for acquisitions, net of cash acquired	3,996,000	890,000	90,505,000	199,396,000	30,750,000					44,100,000		28,400,000	2,400,000
Purchase price, contingent on performance metrics														13,300,000
Contingent payment period											12 months
Business Acquisition, Purchase Price Allocation [Abstract]
Total expected purchase price at date of acquisition						88,200,000		199,400,000
Accounts receivable								12,200,000
Inventories								39,600,000
Deferred taxes								8,700,000
Prepaid expenses and other								1,000,000
Current assets						28,000,000
Intangible assets						30,000,000									11,500,000		2,700,000			2,300,000			16,300,000
Property, plant and equipment						8,900,000		10,100,000
Current liabilities						(16,600,000)		(36,800,000)
Noncurrent liabilities								(13,600,000)
Net tangible and intangible assets						50,300,000		54,000,000
Goodwill						39,300,000		145,400,000
Fair value of contingent considation (recorded as a liability)										4,400,000	0
Purchase price						89,600,000		199,400,000
Purchase price						$ 88,200,000		$ 199,400,000

Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012
Goodwill [Roll Forward]
Beginning balance	$ 1,012,530		$ 864,927		$ 1,042,410
Acquisitions	39,335	[1]	145,435	[2]
Dispositions	(102)		(249)
Currency translation	(6,686)		2,417
Ending balance	1,045,077		1,012,530		1,042,410
EPD [Member]
Goodwill [Roll Forward]
Beginning balance	406,630		405,441
Acquisitions	39,335	[1]	0
Dispositions	0		0
Currency translation	(1,534)		1,189
Ending balance	444,431		406,630
IPD [Member]
Goodwill [Roll Forward]
Beginning balance	121,352		122,501
Acquisitions	0	[1]	0
Dispositions	(102)		(106)
Currency translation	(6)		(1,043)
Ending balance	121,244		121,352
FCD [Member]
Goodwill [Roll Forward]
Beginning balance	484,548		336,985
Acquisitions	0	[1]	145,435	[2]
Dispositions	0		(143)
Currency translation	(5,146)		2,271
Ending balance	$ 479,402		$ 484,548

[1]	Goodwill primarily related to the acquisition of LPI. See Note 2 for additional information.
[2]	Goodwill related to the acquisition of Valbart. See Note 2 for additional information.

Goodwill and Other Intangible Assets (Changes in Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	$ 188,527,000		$ 161,358,000
Accumulated Amortization	(103,007,000)		(90,383,000)
Write off of fully expired and full amortrized intangible assets and patents	200,000		11,300,000
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Gross Amount	77,622,000	[1]
Ending Gross Amount	79,447,000	[1]	77,622,000	[1]
Accumulated Amortization	(1,485,000)	[1]	(1,485,000)	[1]
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	40 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	3 years
Engineering Drawings [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	92,389,000	[2]	85,613,000	[2]
Accumulated Amortization	(53,404,000)	[2]	(48,087,000)	[2]
Engineering Drawings [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	20 years	[2]	20 years	[2]
Engineering Drawings [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years	[2]	10 years	[2]
Distribution Networks [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	13,700,000		13,941,000
Accumulated Amortization	(10,386,000)		(9,755,000)
Distribution Networks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	15 years		15 years
Distribution Networks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years		5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)			5 years
Ending Gross Amount	32,188,000	[3]	16,846,000	[3]
Accumulated Amortization	(5,468,000)	[3]	(1,543,000)	[3]
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years	[3]	10 years	[3]
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years	[3]	5 years	[3]
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years		10 years
Ending Gross Amount	5,900,000		5,900,000
Accumulated Amortization	(5,900,000)		(5,900,000)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	33,784,000		34,019,000
Accumulated Amortization	(25,882,000)		(23,463,000)
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	16 years		16 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	9 years		9 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	10,566,000		5,039,000
Accumulated Amortization	$ (1,967,000)		$ (1,635,000)
Other Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	40 years		40 years
Other Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	3 years		3 years

[1]	Accumulated amortization for indefinite-lived intangible assets relates to amounts recorded prior to the implementation date of guidance issued in ASC 350.
[2]	Engineering drawings represent the estimated fair value associated with specific acquired product and component schematics.
[3]	Existing customer relationships acquired prior to 2011 had a useful life of five years.

Goodwill and Other Intangible Assets (Actual and Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Actual for year Ending December 31, 2011	$ 14,168
Estimated for year Ending December 31, 2012	13,507
Estimated for year Ending December 31, 2013	12,209
Estimated for year Ending December 31, 2014	11,985
Estimated for year Ending December 31, 2015	9,248
Estimated for year Ending December 31, 2016	6,518
Thereafter	$ 31,775

Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Net Components of Inventory
Raw materials	$ 329,120,000	$ 265,742,000		$ 355,627,000
Work in process	793,053,000	711,751,000		855,402,000
Finished goods	279,267,000	283,042,000		305,172,000
Less: Progress billings	(320,934,000)	(305,541,000)		(290,169,000)
Less: Excess and obsolete reserve	(72,127,000)	(68,263,000)		(76,854,000)
Inventories, net	1,008,379,000	886,731,000		1,149,178,000
Expenses due to excess and obsolete inventory	$ 16,500,000	$ 10,100,000	$ 13,700,000

Stock-Based Compensation Plans (Disclosures by Compensation Plans) (Details) (USD $)	12 Months Ended			78 Months Ended							12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Jun. 30, 2012 Plan 2004 [Member]	Dec. 31, 2011 Plan 2004 [Member]	Apr. 21, 2004 Plan 2004 [Member]	Jun. 30, 2012 Plan 2010 [Member]	Dec. 31, 2011 Plan 2010 [Member]	Dec. 31, 2009 Plan 2010 [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member] Minimum [Member]	Dec. 31, 2011 Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Stock Options [Member] Typical Period [Member] Minimum [Member]	Dec. 31, 2011 Stock Options [Member] Typical Period [Member] Maximum [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2011 Restricted Stock [Member] Maximum [Member]	Jun. 30, 2012 Performance Shares [Member]	Dec. 31, 2011 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member] Minimum [Member]	Dec. 31, 2011 Performance Shares [Member] Minimum [Member]	Jun. 30, 2012 Performance Shares [Member] Maximum [Member]	Dec. 31, 2011 Performance Shares [Member] Maximum [Member]
Number of shares under option:
Outstanding - beginning of year, Shares	68,071	206,815	303,100
Exercised, Shares	(19,625)	(137,244)	(96,285)
Cancelled, Shares	0	(1,500)	0
Outstanding - end of year, Shares	48,446	68,071	206,815
Exercisable - end of year, Shares	48,446	68,071	206,815
Outstanding - beginning of year, Weighted Average Exercise Price	$ 40.48	$ 42.58	$ 39.58
Exercised, Weighted Average Exercise Price	$ 37.44	$ 43.89	$ 33.15
Cancelled, Weighted Average Exercise Price	$ 0	$ 17.81	$ 0
Outstanding - end of year, Weighted Average Exercise Price	$ 41.71	$ 40.48	$ 42.58
Exercisable - end of year, Weighted Average Exercise Price	$ 41.71	$ 40.48	$ 42.58
Number of unvested shares:
Outstanding, Shares, Beginning balance																				1,052,199	1,259,377	1,259,377					415,000
Granted, Shares																				294,093		245,127
Vested, Shares																				(575,023)		(395,434)
Cancelled, Shares																				(28,264)		(56,871)
Outstanding, Shares, Ending balance																		743,005		743,005		1,052,199	1,259,377				324,000	415,000
Outstanding, Weighted Average Grant-Date Fair Value, Beginning balance																				$ 84.62	$ 77.05	$ 77.05
Granted, Weighted Average Grant-Date Fair Value																				$ 114.03		$ 130.15
Vested, Weighted Average Grant-Date Fair Value																				$ 62.97		$ 88.72
Cancelled, Weighted Average Grant-Date Fair Value																				$ 114.97		$ 84.72
Outstanding, Weighted Average Grant-Date Fair Value, Ending balance																		$ 111.86		$ 111.86		$ 84.62	$ 77.05
Stock-based compensation expense	$ 32,100,000	$ 32,400,000	$ 40,700,000								$ 0	$ 0	$ 300,000					$ 7,600,000	$ 7,700,000	$ 15,400,000	$ 16,300,000	$ 32,100,000	$ 32,400,000	$ 40,400,000
Related income tax benefit	(10,900,000)	(10,600,000)	(13,500,000)								0	0	(100,000)									(10,900,000)	(10,600,000)	(13,400,000)
Net stock-based compensation expense	21,200,000	21,800,000	27,200,000								0	0	200,000					5,100,000	5,200,000	10,200,000	11,000,000	21,200,000	21,800,000	27,000,000
Number of shares authorized to issue under share based compensation plans							3,500,000			2,900,000
Common stock available under stock option plan					275,945	483,132		2,162,227	2,432,049
General vesting period, minimum														1 year	5 years	1 year	3 years								1 year	3 years	36 months	36 months
General expiration period, from date of grant or time of termination											10 years														1 year	4 years
Options granted during period		0	0	0							0
Weighted average remaining contractual life of options outstanding	3 years 8 months 12 days	4 years 2 months 12 days
Total intrinsic value of stock options exercised	1,500,000	8,600,000	4,900,000
Share-based compensation arrangement by share-based payment award, options, vested in period	0	0	2,700,000
Unearned compensation costs											0							42,000,000		42,000,000		27,000,000	31,600,000
Recognition of unearned compensation (years)																				2 years		1 year
Fair value of Restricted Shares vested																		$ 1,200,000	$ 1,200,000	$ 36,200,000	$ 34,800,000	$ 35,100,000	$ 31,900,000	$ 17,000,000
Period for achieving performance targets on performance based units (years)																											3 years	3 years
Vesting percentage of grants, depending on acheivement of specific performance targets																													0.00%	0.00%	200.00%	200.00%
Minimum range of vesting provisions																											0	0
Maximum range of vesting provisions																											643,000	817,000
Estimated vesting of shares based on performance shares																											451,000	744,000

Stock-Based Compensation Plans (Range of Exercise Prices per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	3 years 8 months 12 days	4 years 2 months 12 days
Number Outstanding	48,446
Weighted Average Exercise Price per Share	$ 41.71
$12.12 - $18.18 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	1 year 3 months 22 days
Number Outstanding	3,200
Weighted Average Exercise Price per Share	$ 14.29
Prices per Share, lower range	$ 12.12
Prices per Share, upper range	$ 18.18
$18.19 - $24.24 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	1 year 6 months 15 days
Number Outstanding	5,300
Weighted Average Exercise Price per Share	$ 19.15
Prices per Share, lower range	$ 18.19
Prices per Share, upper range	$ 24.24
$24.25 - $30.30 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	6 months 15 days
Number Outstanding	3,325
Weighted Average Exercise Price per Share	$ 24.84
Prices per Share, lower range	$ 24.25
Prices per Share, upper range	$ 30.3
$30.31 - $42.41 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	2 years 5 months 19 days
Number Outstanding	5,200
Weighted Average Exercise Price per Share	$ 31.33
Prices per Share, lower range	$ 30.31
Prices per Share, upper range	$ 42.41
$42.42 - $48.48 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	4 years 1 month 17 days
Number Outstanding	3,334
Weighted Average Exercise Price per Share	$ 48.17
Prices per Share, lower range	$ 42.42
Prices per Share, upper range	$ 48.48
$48.49 - $54.54 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	4 years 11 months 16 days
Number Outstanding	28,087
Weighted Average Exercise Price per Share	$ 52.25
Prices per Share, lower range	$ 48.49
Prices per Share, upper range	$ 54.54

Derivatives and Hedging Activities (Fair Value Balance Sheet Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Nondesignated [Member] | Forward Exchange Contracts [Member]
Fair value disclosues, by balance sheet location
Current derivative assets	$ 8,427	$ 2,330	$ 4,397
Noncurrent derivative assets	46	10	50
Current derivative liabilities	21,034	11,196	2,949
Noncurrent derivative liabilities	266	516	473
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Fair value disclosues, by balance sheet location
Current derivative assets	0	33	0
Noncurrent derivative assets	36	71	608
Current derivative liabilities	1,227	761	1,232
Noncurrent derivative liabilities	$ 476	$ 547	$ 3

Derivatives and Hedging Activities (Fair Value of Forward Exchange Contracts Not Designated as Hedging Instruments) (Details) (Nondesignated [Member], Forward Exchange Contracts [Member], USD $)
In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nondesignated [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
(Loss) gain recognized in income	$ (4,522)	$ 4,528	$ (5,641)	$ 10,103	$ (3,655)	$ (9,948)	$ 3,908

Derivatives and Hedging Activities (Fair Value of Interest Rate Swaps in Cash Flow Hedging Relationships) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impact of net changes in fair values of interest rate swaps in cash flow hedging relationships
Cash flow hedging activity, net of tax	$ 88	$ (677)	$ (304)	$ (429)	$ (307)	$ 2,823	$ 3,507
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of net changes in fair values of interest rate swaps in cash flow hedging relationships
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	(232)	(396)	(399)	(808)	(1,492)	(4,215)	(5,980)
Loss recognized in other comprehensive income, net of tax	(144)	(1,073)	(703)	(1,237)	(1,799)	(1,392)	(2,473)
Cash flow hedging activity, net of tax					$ (307)	$ 2,823	$ 3,507

Derivatives and Hedging Activities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount in outstanding forward exchange contracts with third parties	$ 535.6	$ 481.2	$ 358.5
Notional amount in outstanding interest rate swaps with third parties	325	330	350
Percent of effectiveness		100.00%
Maximum remaining length of interest rate swap contract	36 months	30 months
Reclassification from accumulated other comprehensive income to earnings	12 months
Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Expected losses, net of deferred tax, to be recognized in 2012		0.5
Expected losses, net of deferred tax, to be recognized in 2013		0.3
Expected losses, net of deferred tax, to be recognized in 2014		0.1
Cash Flow Hedging [Member] | Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Estimated net losses on derivative instruments designated as cash flow hedges in one year	$ 0.9
Minimum [Member]
Derivative [Line Items]
Period of forward exchange contracts	2 days	3 days
Maximum [Member]
Derivative [Line Items]
Period of forward exchange contracts	18 months	19 months

Realignment Programs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Realignment Program charges, incurred	$ 8.1	$ 91.2
Realignment program charges		4.8	18.3	68.1
Asseet write-down charges		3	6.4	6.1
Expected Realignment Program charges		93
Restructuring reserve	7.1	1	7.1
IPD [Member]
Segment Reporting Information [Line Items]
Non restructuring charges		9
Non restructuring charges incurred and recorded in COS		$ 7.2

Details of Certain Consolidated Balance Sheet Captions (Accounts Receivable, net) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Trade receivables		$ 1,028,316	$ 811,311
Other receivables		52,284	46,887
Less: allowance for doubtful accounts	(19,174)	(20,351)	(18,632)
Accounts receivable, net	$ 1,057,642	$ 1,060,249	$ 839,566

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Calculation of net earnings per common share and weighted average common share outstanding
Net earnings of Flowserve Corporation	$ 107,316	$ 125,100	$ 107,800	$ 98,732	$ 97,000	$ 112,600	$ 103,900	$ 91,600	$ 80,200	$ 200,441	$ 195,715	$ 428,582	$ 388,290	$ 427,887
Dividends on restricted shares not expected to vest	4			4						7	7	15	16	23
Earnings attributable to common and participating shareholders	$ 107,320			$ 98,736						$ 200,448	$ 195,722	$ 428,597	$ 388,306	$ 427,910
Weighted average shares:
Common stock	53,740,000			55,483,000						53,972,000	55,420,000	55,273,000	55,434,000	55,400,000
Participating securities	255,000			264,000						261,000	281,000	270,000	330,000	440,000
Denominator for basic earnings per common share	53,995,000			55,747,000						54,233,000	55,701,000	55,543,000	55,764,000	55,840,000
Effect of potentially dilutive securities	271,000			495,000						415,000	590,000	559,000	651,000	522,000
Denominator for diluted earnings per common share	54,266,000			56,242,000						54,648,000	56,291,000	56,102,000	56,415,000	56,362,000
Earnings per common share:
Basic	$ 1.99	$ 2.27	$ 1.94	$ 1.77	$ 1.74	$ 2.02	$ 1.86	$ 1.64	$ 1.44	$ 3.7	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted	$ 1.98	$ 2.25	$ 1.92	$ 1.76	$ 1.72	$ 2	$ 1.84	$ 1.62	$ 1.42	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Options to purchase common stock excluded from computation of dilutive securities	0			0						0	0

Details of Certain Consolidated Balance Sheet Captions (Property, Plant and Equipment, net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			$ 1,318,738	$ 1,263,960
Less: accumulated depreciation	(749,973)		(719,992)	(682,715)
Property, plant and equipment, net	591,805		598,746	581,245
Depreciation expense	44,340	44,373	90,653	90,509	85,585
Land [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			68,685	69,306
Buildings, improvements, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			583,028	564,986
Machinery, equipment, capital leases and construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment			$ 667,025	$ 629,668

Details of Certain Consolidated Balance Sheet Captions (Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Wages, compensation and other benefits	$ 197,698		$ 207,445
Commissions and royalties	33,639		34,756
Customer advance payments	358,698		315,515
Progress billings in excess of accumulated costs	20,475		71,327
Warranty costs and late delivery penalties	70,187		57,248
Sales and use tax	11,623		14,103
Income tax	21,467		15,179
Other	94,814		102,264
Accrued liabilities	$ 808,601	$ 831,182	$ 817,837
Other accrued liabilities maximum percentage of current liabilities	5.00%

Details of Certain Consolidated Balance Sheet Captions (Retirment Obligations and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Pension and postretirement benefits		$ 190,114	$ 173,388
Deferred taxes		47,037	50,323
Deferred compensation		7,637	8,386
Insurance accruals		10,541	9,350
Legal and environmental		31,010	33,305
Uncertain tax positions		111,861	120,737
Other		24,270	18,783
Retirement obligations and other liabilities	$ 429,549	$ 422,470	$ 414,272

Debt and Lease Obligations (Details)	3 Months Ended	6 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended							12 Months Ended								12 Months Ended		6 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended		3 Months Ended					3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 15, 2012 USD ($)	Oct. 30, 2010	Oct. 30, 2009	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Loans Payable [Member]	Dec. 31, 2011 Old European Letter of Credit Facilities [Member] USD ($)	Dec. 31, 2011 Old European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2010 Old European Letter of Credit Facilities [Member] USD ($)	Jun. 30, 2012 Old European Letter of Credit Facilities [Member] USD ($)	Jun. 30, 2012 Old European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2010 Old European Letter of Credit Facilities [Member] EUR (€)	Nov. 09, 2009 Old European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2011 New European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2009 New European Letter of Credit Facilities [Member]	Jun. 30, 2012 New European Letter of Credit Facilities [Member] USD ($)	Jun. 30, 2012 New European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2011 New European Letter of Credit Facilities [Member] USD ($)	Dec. 31, 2010 New European Letter of Credit Facilities [Member] USD ($)	Dec. 31, 2010 New European Letter of Credit Facilities [Member] EUR (€)	Oct. 30, 2009 New European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2011 New European Letter of Credit Facilities [Member] Minimum [Member]	Dec. 31, 2011 New European Letter of Credit Facilities [Member] Maximum [Member]	Jun. 30, 2012 Bridge Loan [Member]	Jun. 15, 2012 Bridge Loan [Member] USD ($)	Dec. 31, 2011 Bridge Loan [Member]	Dec. 31, 2011 Term Loan [Member] USD ($)	Jun. 30, 2012 Term Loan [Member] USD ($)	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Letter of Credit [Member] USD ($)	Dec. 31, 2011 Letter of Credit [Member] USD ($)	Dec. 31, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2011 Letter of Credit [Member] Minimum [Member]	Dec. 31, 2011 Letter of Credit [Member] Maximum [Member]	Jun. 30, 2012 LIBOR [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 1 [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 2 [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 3 [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 4 [Member] Bridge Loan [Member]	Jun. 30, 2012 Prime Rate [Member] Bridge Loan [Member]	Jun. 30, 2012 Federal Funds Rate [Member] Bridge Loan [Member]	Jun. 30, 2012 Eurodollar Rate [Member] Bridge Loan [Member]
Line of Credit Facility [Line Items]
Term loan Face amount																																	$ 500,000,000	$ 500,000,000
Credit facilities maximum borrowing capacity	500,000,000	500,000,000		500,000,000															110,000,000								125,000,000										300,000,000	300,000,000
Maturity period of credit facilities	1 year	1 year		1 year
Maximum aggregate amount of revolving credit facility to be increased		200,000,000		200,000,000
Deferred loan costs included in other assets, net				9,800,000
Credit facilities amount outstanding	50,000,000	50,000,000		0									15,800,000	12,200,000	44,500,000	7,300,000	5,800,000	33,300,000		81,000,000		94,200,000	74,400,000	105,000,000	74,500,000	55,700,000											155,400,000	147,400,000	133,900,000
Credit facilities current borrowing capacity	294,600,000	294,600,000		352,600,000	366,100,000
Minimum interest rate over and above LIBOR rate under condition one				1.75%
Maximum interest rate over and above LIBOR rate under condition one				2.50%
Interest rate over and above Federal Fund rate under condition two				0.50%
Interest rate over and above LIBOR rate to calculate daily rate under condition three				1.00%
Minimum applicable margin for debt to EBITDA under condition three				0.75%
Maximum applicable margin for debt to EBITDA under condition three				1.50%
Term Loan, interest rate												2.58%																		2.24%		0.00%	2.58%	2.46%	2.30%
Credit facility interest rate swaps	325,000,000	325,000,000		330,000,000	350,000,000
Commitment fee percentage										0.30%	0.50%																													2.00%	1.00%
Percentage of capital stock of foreign subsidiaries, credit facility guarantees				65.00%
Maximum permitted leverage ratio, debt to consolidated EBITDA				3.25
Minimum interest coverage, consolidated EBITDA to total interest expense				3.25
Repayment of credit facility	6,300,000	12,500,000	12,500,000	25,000,000	544,016,000	5,682,000									40,000,000																		600,000,000			400,000,000
Letter of Credit Facility fee for utilized capacity																												1.10%	1.35%
Letter of Credit Facility fee for unutilized capacity																				0.40%
Line of credit Facility, annual fee													0.88%	0.88%
Line of credit Facility, fronting fees													0.10%	0.10%
Credit facilities remaining borrowing capacity																				116,700,000		153,200,000	121,000,000
Line of credit facility utilized capacity																				81,000,000
Operating Leases, Rent Expense				52,800,000	46,900,000	49,000,000
Maturity period of unsecured letter of credit facility								364 days	364 days																		364 days
Credit facility interest rate description				Either (1) the London Interbank Offered Rate (“LIBOR”) plus 1.75% —2.50%, as applicable, depending on our consolidated leverage ratio, or, (2) the base rate which is based on the greater of the prime rate most recently announced by the administrative agent under our Credit Facilities or the Federal Funds rate plus 0.50%, or (3) a daily rate equal to the one month LIBOR plus 1.0% plus, as applicable, an applicable margin of 0.75% — 1.50% determined by reference to the ratio of our total debt to consolidated earnings before interest, taxes, depreciation and amortization (“EBITDA”).
Maturity period of surety and performance bonds bank guarantees and similar obligations in respect of new letter of credit facility is used		5 years																			5 years
Credit Facilities, scheduled repayments due in each of the next four quarters	56,300,000	56,300,000
Line of Credit Facility, Interest Rate at Period End	2.24%	2.24%		0.00%
Bridge Loan	250,000,000	250,000,000		0			250,000,000																								250,000,000
Maturity Period of Bridge Loan																															364 days
Debt Instrument, Description of Variable Rate Basis																																										LIBOR					Prime Rate	Federal Funds Rate	Eurodollar Rate
Debt Instrument, Basis Spread on Variable Rate																																											2.50%	2.25%	2.00%	1.75%		0.50%	1.00%
Debt Instrument, Interest Rate Increase																														50
Duration Fee 120 days after closing date																														0.13%
Duration Fee 180 days after closing date																														0.25%
Duration Fee 270 days after closing date																														0.50%
Credit Facilities Scheduled Repayments due in fourth quarter 2012	6,300,000	6,300,000
Credit Facilities, scheduled repayments due in first and second quarter of 2013	$ 12,500,000	$ 12,500,000

Equity Method Investments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 ventures	Jun. 30, 2011	Jun. 30, 2012 ventures	Jun. 30, 2011	Dec. 31, 2011 ventures		Dec. 31, 2010		Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	8		8		8
Equity Method Investment, Summarized Financial Information, Income Statement
Revenues	$ 67,671,000	$ 70,909,000	$ 150,908,000	$ 150,141,000	$ 313,059,000		$ 236,285,000		$ 208,544,000
Gross profit	19,189,000	20,209,000	44,752,000	47,925,000	94,389,000		77,047,000		75,285,000
Income before provision for income taxes	13,161,000	13,338,000	32,433,000	33,136,000	67,098,000		55,217,000		53,484,000
Provision for income taxes	(3,935,000)	(3,902,000)	(9,903,000)	(10,132,000)	(19,609,000)	[1]	(14,402,000)	[1]	(15,051,000)	[1]
Net income	9,226,000	9,436,000	22,530,000	23,004,000	47,489,000		40,815,000		38,433,000
Equity Method Investment, Summarized Financial Information, Balance Sheet
Current assets					176,989,000		186,306,000
Noncurrent assets					60,694,000		41,323,000
Total assets					237,683,000		227,629,000
Current liabilities					76,680,000		65,120,000
Noncurrent liabilities					4,820,000		6,464,000
Shareholders' equity					156,183,000		156,045,000
Total liabilities and shareholders' equity					237,683,000		227,629,000
Equity Method Investments, Reconciliation of Net Income to Equity in Income from Investees
Equity income based on stated ownership percentages					20,782,000		17,253,000		16,630,000
Adjustments due to currency translation, GAAP conformity, taxes on dividends and other adjustments					(1,671,000)		(604,000)		(794,000)
Net earnings from affiliates	4,086,000	3,751,000	9,315,000	8,948,000	19,111,000		16,649,000		15,836,000
Investments in unconsolidated affiliates					$ 70,300,000		$ 71,300,000
Japan [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
South Korea [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
Saudi Arabia [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
United Arab Emirates [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
China [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	2		2		2
India [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	2		2		2

[1]	The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits.

Debt and Lease Obligations (Debt Including Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 15, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt including capital lease obligations
Term Loan, interest rate of 2.58% and 2.30% at December 31, 2011 and 2010, respectively	$ 462,500		$ 475,000	$ 500,000
Bridge Loan	250,000	250,000	0
Line of Credit Facility, Amount Outstanding	50,000		0
Capital lease obligations and other borrowings	34,275		30,216	27,711
Debt and capital lease obligations	796,775		505,216	527,711
Less amounts due within one year	370,635		53,623	51,481
Total debt due after one year	$ 426,140		$ 451,593	$ 476,230

Debt and Lease Obligations (Maturities of Debt by Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	$ 53,623
2013	51,593
2014	50,000
2015	350,000
2016 and thereafter	0
Total	505,216
New Term Loan [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	25,000
2013	50,000
2014	50,000
2015	350,000
2016 and thereafter	0
Total	475,000
Other Debt & Capital Lease [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	28,623
2013	1,593
2014	0
2015	0
2016 and thereafter	0
Total	$ 30,216

Debt and Lease Obligations (Future Minimum Lease Payments Due) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 48,672
2013	41,042
2014	30,333
2015	22,083
2016	16,502
Thereafter	31,020
Total minimum lease payments	$ 189,652

Pension and Postretirement Benefits (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S Defined Benefit Plans [Member]
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.50%	5.00%	5.50%
Rate of increase in compensation levels	4.25%	4.25%	4.80%
Weighted average assumptions used to determine net expense:
Long-term rate of return on assets	6.25%	7.00%	7.75%
Discount rate	5.00%	5.50%	6.75%
Rate of increase in compensation levels	4.25%	4.80%	4.80%
Non-U.S Defined Benefit Plans [Member]
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	5.09%	5.13%	5.41%
Rate of increase in compensation levels	3.56%	3.46%	3.58%
Weighted average assumptions used to determine net expense:
Long-term rate of return on assets	6.13%	6.21%	4.38%
Discount rate	5.13%	5.41%	5.47%
Rate of increase in compensation levels	3.46%	3.58%	3.07%
Postretirement Medical Benefits [Member]
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.25%	4.75%	5.25%
Weighted average assumptions used to determine net expense:
Discount rate	4.75%	5.25%	6.50%

Pension and Postretirement Benefits (Change in Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance			$ 387,131	$ 361,766	$ 361,766		$ 345,981
Service cost	5,400	4,600	10,600	9,900	19,754		20,460		18,471
Interest cost	4,000	4,300	8,200	8,600	17,217		17,941		19,247
Settlements, plan amendments and other					0		(3,148)
Actuarial (gain) loss					14,455		7,846
Net benefits and expenses paid					(26,061)		(27,314)
Ending Balance					387,131		361,766		345,981
Accumulated benefit obligations					387,131		361,766
Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance			271,638	263,970	263,970		260,765
Service cost	1,200	1,300	2,300	2,500	5,113		4,691		3,950
Interest cost	3,300	3,300	6,700	6,600	13,867		12,776		12,099
Employee contributions					345		512
Settlements, plan amendments and other					(1,511)		1,414
Actuarial (gain) loss					10,693	[1]	8,329	[1]
Net benefits and expenses paid					(15,525)		(13,257)
Currency translation impact					(5,314)	[2]	(11,260)	[2]
Ending Balance					271,638		263,970		260,765
Accumulated benefit obligations					252,795		237,916
Postretirement Medical Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance			35,045	39,053	39,053		40,170
Service cost	0	0	0	0	12		28		42
Interest cost	400	500	700	900	1,782		1,940		2,493
Employee contributions					2,445		2,492
Medicare subsidies receivable					450		359
Actuarial (gain) loss					(1,877)		679
Net benefits and expenses paid					(6,820)		(6,615)
Ending Balance					$ 35,045		$ 39,053		$ 40,170

[1]	The actuarial losses primarily reflect the impact of assumption changes in the U.K. plans.
[2]	The currency translation impact in 2010 reflects the strengthening of the U.S. dollar exchange rate against our significant currencies, primarily the British pound and the Euro.

Pension and Postretirement Benefits (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Payment, 2012	$ 32.6
Expected Payment, 2013	34.1
Expected Payment, 2014	34.8
Expected Payment, 2015	35.8
Expected Payment, 2016	35.5
Expected Payment, 2017-2021	195.7
Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Payment, 2012	13.8
Expected Payment, 2013	13.1
Expected Payment, 2014	14.2
Expected Payment, 2015	14.9
Expected Payment, 2016	15.3
Expected Payment, 2017-2021	87.3
Postretirement Medical Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Payment, 2012	4.4
Expected Payment, 2013	4.1
Expected Payment, 2014	3.8
Expected Payment, 2015	3.6
Expected Payment, 2016	3.4
Expected Payment, 2017-2021	12.9
Medicare Subsidy, 2012	0.2
Medicare Subsidy, 2013	0.2
Medicare Subsidy, 2014	0.2
Medicare Subsidy, 2015	0.2
Medicare Subsidy, 2016	0.2
Prescription Drug Subsidy Receipts, after Year Five	$ 0.8

Pension and Postretirement Benefits (Details by Plan) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent liabilities					$ (190,114,000)	$ (173,388,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance				126,284,000	126,284,000	132,680,000
Ending balance					134,774,000	126,284,000	132,680,000
Accumulated other comprehensive income (loss), net of tax:					134,774,000	126,284,000	132,680,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution plan expense					17,800,000	17,300,000	16,700,000
U.S Defined Benefit Plans [Member]
Components of the net periodic cost for retirement and postretirement benefits
Service cost	5,400,000	4,600,000	10,600,000	9,900,000	19,754,000	20,460,000	18,471,000
Interest cost	4,000,000	4,300,000	8,200,000	8,600,000	17,217,000	17,941,000	19,247,000
Expected return on plan assets	(5,200,000)	(5,400,000)	(10,600,000)	(10,900,000)	(21,692,000)	(24,066,000)	(22,152,000)
Settlement and curtailment of benefits					0	757,000	0
Amortization of unrecognized prior service benefit	(300,000)	(300,000)	(600,000)	(600,000)	(1,238,000)	(1,239,000)	(1,259,000)
Amortization of unrecognized net loss (gain)	3,000,000	2,700,000	6,100,000	5,400,000	10,784,000	9,492,000	6,502,000
Net periodic cost (benefit) recognized	6,900,000	5,900,000	13,700,000	12,400,000	24,825,000	23,345,000	20,809,000
Amounts to be amortized from accumulated other comprehensive income (loss) over the next year
Prior service beneift to be amortized from accumulated other comprehensive loss next year					1,200,000
Estimated net loss to be amortized from accumulated other comprehensive loss next year					12,300,000
Funded status of plan:
Plan assets, at fair value					349,986,000	345,710,000	306,288,000
Benefit Obligation					387,131,000	361,766,000	345,981,000
Funded status					(37,145,000)	(16,056,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Current liabilities					(346,000)	(343,000)
Noncurrent liabilities					(36,799,000)	(15,713,000)
Funded status					(37,145,000)	(16,056,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance			(98,745,000)	(95,258,000)	(95,258,000)	(103,946,000)	(108,104,000)
Amortization of net (gain) loss					6,718,000	6,063,000	4,280,000
Amortization of prior service benefit					(771,000)	(791,000)	(829,000)
Net gain (loss) arising during the year					(9,434,000)	3,509,000	773,000
Prior service cost arising during the year					0	(93,000)	(66,000)
Ending balance					(98,745,000)	(95,258,000)	(103,946,000)
Unrecognized net gain (loss)					(98,869,000)	(96,164,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, after Tax					124,000	906,000
Accumulated other comprehensive income (loss), net of tax:					(98,745,000)	(95,258,000)	(103,946,000)
Company contributions					8,871,000	33,380,000
U.S Defined Benefit Plans [Member] | Minimum [Member]
Components of the net periodic cost for retirement and postretirement benefits
Estimated future employer contributions in current fiscal year	10,000,000		10,000,000
U.S Defined Benefit Plans [Member] | Maximum [Member]
Components of the net periodic cost for retirement and postretirement benefits
Estimated future employer contributions in current fiscal year	20,000,000		20,000,000
Non-U.S Defined Benefit Plans [Member]
Components of the net periodic cost for retirement and postretirement benefits
Service cost	1,200,000	1,300,000	2,300,000	2,500,000	5,113,000	4,691,000	3,950,000
Interest cost	3,300,000	3,300,000	6,700,000	6,600,000	13,867,000	12,776,000	12,099,000
Expected return on plan assets	(2,100,000)	(2,000,000)	(4,200,000)	(4,000,000)	(8,382,000)	(7,164,000)	(4,373,000)
Settlement and curtailment of benefits					239,000	131,000	607,000
Amortization of unrecognized prior service benefit	0	0	0	0
Amortization of unrecognized net loss (gain)	1,000,000	500,000	2,000,000	1,000,000	2,172,000	2,367,000	2,604,000
Net periodic cost (benefit) recognized	3,400,000	3,100,000	6,800,000	6,100,000	13,009,000	12,801,000	14,887,000
Amounts to be amortized from accumulated other comprehensive income (loss) over the next year
Estimated net loss to be amortized from accumulated other comprehensive loss next year					3,800,000
Funded status of plan:
Plan assets, at fair value					145,112,000	133,944,000	120,897,000
Benefit Obligation					271,638,000	263,970,000	260,765,000
Funded status					(126,526,000)	(130,026,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets					3,257,000	14,000
Current liabilities					(7,909,000)	(7,775,000)
Noncurrent liabilities					(121,874,000)	(122,265,000)
Funded status					(126,526,000)	(130,026,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance			(43,110,000)	(38,819,000)	(38,819,000)	(39,649,000)	(34,156,000)
Amortization of net (gain) loss					1,609,000	1,349,000	2,049,000
Net gain (loss) arising during the year					(6,763,000)	(1,305,000)	(5,018,000)
Settlement loss					155,000	75,000	426,000
Prior service cost arising during the year					191,000	(677,000)	0
Currency translation impact					517,000	1,388,000	(2,950,000)
Ending balance					(43,110,000)	(38,819,000)	(39,649,000)
Unrecognized net gain (loss)					(42,433,000)	(37,704,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, after Tax					(677,000)	(1,115,000)
Accumulated other comprehensive income (loss), net of tax:					(43,110,000)	(38,819,000)	(39,649,000)
Company contributions					18,149,000	16,840,000
Postretirement Medical Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate of increase in medical costs					8.50%	9.00%	9.00%
Minimum medical cost rate to be acheived					5.00%
Components of the net periodic cost for retirement and postretirement benefits
Service cost	0	0	0	0	12,000	28,000	42,000
Interest cost	400,000	500,000	700,000	900,000	1,782,000	1,940,000	2,493,000
Expected return on plan assets	0	0	0	0
Amortization of unrecognized prior service benefit	0	(400,000)	0	(800,000)	(1,558,000)	(1,916,000)	(1,974,000)
Amortization of unrecognized net loss (gain)	(300,000)	(300,000)	(800,000)	(700,000)	(1,463,000)	(2,480,000)	(2,903,000)
Net periodic cost (benefit) recognized	100,000	(200,000)	(100,000)	(600,000)	(1,227,000)	(2,428,000)	(2,342,000)
Amounts to be amortized from accumulated other comprehensive income (loss) over the next year
Prior service beneift to be amortized from accumulated other comprehensive loss next year					100,000
Estimated net loss to be amortized from accumulated other comprehensive loss next year					2,000,000
Funded status of plan:
Benefit Obligation					35,045,000	39,053,000	40,170,000
Funded status					(35,045,000)	(39,053,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Current liabilities					(4,278,000)	(4,683,000)
Noncurrent liabilities					(30,767,000)	(34,370,000)
Funded status					(35,045,000)	(39,053,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance			7,081,000	7,793,000	7,793,000	10,915,000	13,183,000
Amortization of net (gain) loss					(911,000)	(1,525,000)	(2,016,000)
Amortization of prior service benefit					(971,000)	(1,179,000)	(1,371,000)
Net gain (loss) arising during the year					1,170,000	(418,000)	1,119,000
Ending balance					7,081,000	7,793,000	10,915,000
Unrecognized net gain (loss)					7,055,000	6,774,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, after Tax					26,000	1,019,000
Accumulated other comprehensive income (loss), net of tax:					7,081,000	7,793,000	10,915,000
Company contributions					3,900,000	3,800,000	3,800,000
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on postretirement Benefit Obligation, 1% Decrease					436,000
Effect on postretirement Benefit Obligation, 1% Increase					(424,000)
Effect on service cost plus interest cost, 1% Increase					17,000
Effect on service cost plus interest cost, 1% Decrease					$ (16,000)

Pension and Postretirement Benefits (Plan Assets by Percentage Allocation) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
U.S Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	50.00%
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	28.00%		35.00%
Plan assets, actual allocation	28.00%		35.00%
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	4.00%		5.00%
Plan assets, actual allocation	4.00%		5.00%
U.S Defined Benefit Plans [Member] | International Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	14.00%		10.00%
Plan assets, actual allocation	14.00%		10.00%
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	21.00%		29.00%
Plan assets, actual allocation	21.00%		29.00%
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	28.00%		21.00%
Plan assets, actual allocation	28.00%		21.00%
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%		0.00%
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%		0.00%
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	4.00%	[1]	0.00%	[1]
Plan assets, actual allocation	4.00%	[1]	0.00%	[1]
U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	50.00%		50.00%
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	50.00%		50.00%
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%	[2]	0.00%	[2]
Plan assets, actual allocation	0.00%	[2]	0.00%	[2]
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	5.00%		5.00%
Plan assets, actual allocation	5.00%		5.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	20.00%		26.00%
Plan assets, actual allocation	20.00%		26.00%
Non-U.S Defined Benefit Plans [Member] | European Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	6.00%		7.00%
Plan assets, actual allocation	6.00%		7.00%
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	5.00%		6.00%
Plan assets, actual allocation	5.00%		6.00%
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	1.00%		3.00%
Plan assets, actual allocation	1.00%		3.00%
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	0.00%	[3]	0.00%	[3]
Plan assets, actual allocation	0.00%	[3]	0.00%	[3]
Non-U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	37.00%		47.00%
Plan assets, actual allocation	37.00%		47.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	21.00%		18.00%
Plan assets, actual allocation	21.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	17.00%		15.00%
Plan assets, actual allocation	17.00%		15.00%
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	23.00%		18.00%
Plan assets, actual allocation	23.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	61.00%		51.00%
Plan assets, actual allocation	61.00%		51.00%
Non-U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target Allocation	2.00%		2.00%
Plan assets, actual allocation	2.00%		2.00%

[1]	Less than 1% of holdings are in the Emerging Markets category in 2010.
[2]	Less than 1% of holdings are in the Other category in 2011 and 2010.
[3]	Less than 1% of holdings are in the Emerging Markets category in 2010

Pension and Postretirement Benefits (Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	$ 345,710,000		$ 306,288,000
Return on plan assets	21,466,000		36,400,000
Company contributions	8,871,000		33,380,000
Net benefits and expenses paid	(26,061,000)		(27,314,000)
Settlements	0		(3,044,000)
Ending balance	349,986,000		345,710,000
Fair value of plan assets	349,986,000		345,710,000
U.S Defined Benefit Plans [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	72,000		550,000
Fair value of plan assets	72,000		550,000
U.S Defined Benefit Plans [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	349,914,000		344,861,000
Fair value of plan assets	349,914,000		344,861,000
U.S Defined Benefit Plans [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		299,000
Fair value of plan assets	0		299,000
U.S Defined Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	72,000		550,000
Fair value of plan assets	72,000		550,000
U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	72,000		550,000
Fair value of plan assets	72,000		550,000
U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	97,972,000	[1]	120,285,000	[1]
Fair value of plan assets	97,972,000	[1]	120,285,000	[1]
Plan assets, actual allocation	28.00%		35.00%
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[1]	0	[1]
Fair value of plan assets	0	[1]	0	[1]
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	97,972,000	[1]	120,285,000	[1]
Fair value of plan assets	97,972,000	[1]	120,285,000	[1]
U.S Defined Benefit Plans [Member] | U.S. Large Cap [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[1]	0	[1]
Fair value of plan assets	0	[1]	0	[1]
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[2]	17,111,000	[2]
Fair value of plan assets	13,996,000	[2]	17,111,000	[2]
Plan assets, actual allocation	4.00%		5.00%
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[2]	0	[2]
Fair value of plan assets	0	[2]	0	[2]
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[2]	17,111,000	[2]
Fair value of plan assets	13,996,000	[2]	17,111,000	[2]
U.S Defined Benefit Plans [Member] | U.S. Small Cap [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[2]	0	[2]
Fair value of plan assets	0	[2]	0	[2]
U.S Defined Benefit Plans [Member] | International Large Cap [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	48,986,000	[3]	34,353,000	[3]
Fair value of plan assets	48,986,000	[3]	34,353,000	[3]
Plan assets, actual allocation	14.00%		10.00%
U.S Defined Benefit Plans [Member] | International Large Cap [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[3]	0	[3]
Fair value of plan assets	0	[3]	0	[3]
U.S Defined Benefit Plans [Member] | International Large Cap [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	48,986,000	[3]	34,353,000	[3]
Fair value of plan assets	48,986,000	[3]	34,353,000	[3]
U.S Defined Benefit Plans [Member] | International Large Cap [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[3]	0	[3]
Fair value of plan assets	0	[3]	0	[3]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[4]	0	[4]
Fair value of plan assets	13,996,000	[4]	0	[4]
Plan assets, actual allocation	4.00%	[5]	0.00%	[5]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[4]	0	[4]
Fair value of plan assets	0	[4]	0	[4]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	13,996,000	[4]	0	[4]
Fair value of plan assets	13,996,000	[4]	0	[4]
U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[4]	0	[4]
Fair value of plan assets	0	[4]	0	[4]
U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	50.00%		50.00%
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	75,228,000	[6]	99,124,000	[6]
Fair value of plan assets	75,228,000	[6]	99,124,000	[6]
Plan assets, actual allocation	21.00%		29.00%
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[6]	0	[6]
Fair value of plan assets	0	[6]	0	[6]
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	75,228,000	[6]	99,124,000	[6]
Fair value of plan assets	75,228,000	[6]	99,124,000	[6]
U.S Defined Benefit Plans [Member] | Long-Term Government/Credit [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[6]	0	[6]
Fair value of plan assets	0	[6]	0	[6]
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	99,721,000	[7]	73,988,000	[7]
Fair value of plan assets	99,721,000	[7]	73,988,000	[7]
Plan assets, actual allocation	28.00%		21.00%
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[7]	0	[7]
Fair value of plan assets	0	[7]	0	[7]
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	99,721,000	[7]	73,988,000	[7]
Fair value of plan assets	99,721,000	[7]	73,988,000	[7]
U.S Defined Benefit Plans [Member] | Intermediate Bond [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[7]	0	[7]
Fair value of plan assets	0	[7]	0	[7]
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	299,000	[8]
Fair value of plan assets	0	[8]	299,000	[8]
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	0	[8]
Fair value of plan assets	0	[8]	0	[8]
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	0	[8]
Fair value of plan assets	0	[8]	0	[8]
U.S Defined Benefit Plans [Member] | Hedge Funds, Multi-strategy [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[8]	299,000	[8]
Fair value of plan assets	0	[8]	299,000	[8]
U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	15,000	[9]
Fair value of plan assets	15,000	[9]
Plan assets, actual allocation	0.00%		0.00%
U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[9]	0	[9]
Fair value of plan assets	0	[9]	0	[9]
U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	15,000	[9]	0	[9]
Fair value of plan assets	15,000	[9]	0	[9]
U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[9]	0	[9]
Fair value of plan assets	0	[9]	0	[9]
Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	133,944,000		120,897,000
Return on plan assets	10,279,000		13,237,000
Employee contributions	345,000		512,000
Company contributions	18,149,000		16,840,000
Currency translation impact and other	(1,797,000)		(4,285,000)
Net benefits and expenses paid	(15,525,000)		(13,257,000)
Settlements	(283,000)		0
Ending balance	145,112,000		133,944,000
Estimated contributions in the next year	10,000,000
Fair value of plan assets	145,112,000		133,944,000
Non-U.S Defined Benefit Plans [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	453,000		58,000
Fair value of plan assets	453,000		58,000
Non-U.S Defined Benefit Plans [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	142,028,000		130,686,000
Fair value of plan assets	142,028,000		130,686,000
Non-U.S Defined Benefit Plans [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	2,631,000		3,200,000
Fair value of plan assets	2,631,000		3,200,000
Non-U.S Defined Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	453,000		58,000
Fair value of plan assets	453,000		58,000
Non-U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	453,000		58,000
Fair value of plan assets	453,000		58,000
Non-U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
Non-U.S Defined Benefit Plans [Member] | Cash [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0		0
Fair value of plan assets	0		0
Non-U.S Defined Benefit Plans [Member] | Equity Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	37.00%		47.00%
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	7,276,000	[10]	7,141,000	[10]
Fair value of plan assets	7,276,000	[10]	7,141,000	[10]
Plan assets, actual allocation	5.00%		5.00%
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[10]	0	[10]
Fair value of plan assets	0	[10]	0	[10]
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	7,276,000	[10]	7,141,000	[10]
Fair value of plan assets	7,276,000	[10]	7,141,000	[10]
Non-U.S Defined Benefit Plans [Member] | North American Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[10]	0	[10]
Fair value of plan assets	0	[10]	0	[10]
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	28,372,000	[11]	34,275,000	[11]
Fair value of plan assets	28,372,000	[11]	34,275,000	[11]
Plan assets, actual allocation	20.00%		26.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[11]	0	[11]
Fair value of plan assets	0	[11]	0	[11]
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	28,372,000	[11]	34,275,000	[11]
Fair value of plan assets	28,372,000	[11]	34,275,000	[11]
Non-U.S Defined Benefit Plans [Member] | U.K. Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[11]	0	[11]
Fair value of plan assets	0	[11]	0	[11]
Non-U.S Defined Benefit Plans [Member] | European Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	8,459,000	[12]	9,405,000	[12]
Fair value of plan assets	8,459,000	[12]	9,405,000	[12]
Plan assets, actual allocation	6.00%		7.00%
Non-U.S Defined Benefit Plans [Member] | European Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[12]	0	[12]
Fair value of plan assets	0	[12]	0	[12]
Non-U.S Defined Benefit Plans [Member] | European Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	8,459,000	[12]	9,405,000	[12]
Fair value of plan assets	8,459,000	[12]	9,405,000	[12]
Non-U.S Defined Benefit Plans [Member] | European Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[12]	0	[12]
Fair value of plan assets	0	[12]	0	[12]
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	6,722,000	[13]	7,553,000	[13]
Fair value of plan assets	6,722,000	[13]	7,553,000	[13]
Plan assets, actual allocation	5.00%		6.00%
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[13]	0	[13]
Fair value of plan assets	0	[13]	0	[13]
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	6,722,000	[13]	7,553,000	[13]
Fair value of plan assets	6,722,000	[13]	7,553,000	[13]
Non-U.S Defined Benefit Plans [Member] | Asia Pacific Companies [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[13]	0	[13]
Fair value of plan assets	0	[13]	0	[13]
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	1,745,000	[14]	3,590,000	[14]
Fair value of plan assets	1,745,000	[14]	3,590,000	[14]
Plan assets, actual allocation	1.00%		3.00%
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[14]	0	[14]
Fair value of plan assets	0	[14]	0	[14]
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	1,745,000	[14]	3,590,000	[14]
Fair value of plan assets	1,745,000	[14]	3,590,000	[14]
Non-U.S Defined Benefit Plans [Member] | Global Equity [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[14]	0	[14]
Fair value of plan assets	0	[14]	0	[14]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	282,000	[15]
Fair value of plan assets	0	[15]	282,000	[15]
Plan assets, actual allocation	0.00%	[16]	0.00%	[16]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	0	[15]
Fair value of plan assets	0	[15]	0	[15]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	282,000	[15]
Fair value of plan assets	0	[15]	282,000	[15]
Non-U.S Defined Benefit Plans [Member] | Emerging Markets [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[15]	0	[15]
Fair value of plan assets	0	[15]	0	[15]
Non-U.S Defined Benefit Plans [Member] | U.K. and Netherlands Plan Assets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	98.00%
Non-U.S Defined Benefit Plans [Member] | Fixed Income [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets, actual allocation	61.00%		51.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	30,707,000	[17]	24,189,000	[17]
Fair value of plan assets	30,707,000	[17]	24,189,000	[17]
Plan assets, actual allocation	21.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[17]	0	[17]
Fair value of plan assets	0	[17]	0	[17]
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	30,707,000	[17]	24,189,000	[17]
Fair value of plan assets	30,707,000	[17]	24,189,000	[17]
Non-U.S Defined Benefit Plans [Member] | U.K. Government Gilt Index [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[17]	0	[17]
Fair value of plan assets	0	[17]	0	[17]
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	25,004,000	[18]	19,867,000	[18]
Fair value of plan assets	25,004,000	[18]	19,867,000	[18]
Plan assets, actual allocation	17.00%		15.00%
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[18]	0	[18]
Fair value of plan assets	0	[18]	0	[18]
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	25,004,000	[18]	19,867,000	[18]
Fair value of plan assets	25,004,000	[18]	19,867,000	[18]
Non-U.S Defined Benefit Plans [Member] | U.K. Corporate Bond Index [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[18]	0	[18]
Fair value of plan assets	0	[18]	0	[18]
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	33,743,000	[19]	24,384,000	[19]
Fair value of plan assets	33,743,000	[19]	24,384,000	[19]
Plan assets, actual allocation	23.00%		18.00%
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[19]	0	[19]
Fair value of plan assets	0	[19]	0	[19]
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	33,743,000	[19]	24,384,000	[19]
Fair value of plan assets	33,743,000	[19]	24,384,000	[19]
Non-U.S Defined Benefit Plans [Member] | Global Index Income Bond [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[19]	0	[19]
Fair value of plan assets	0	[19]	0	[19]
Non-U.S Defined Benefit Plans [Member] | Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	2,631,000	[20]	3,200,000	[20]
Fair value of plan assets	2,631,000	[20]	3,200,000	[20]
Non-U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[20]	0	[20]
Fair value of plan assets	0	[20]	0	[20]
Non-U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	0	[20]	0	[20]
Fair value of plan assets	0	[20]	0	[20]
Non-U.S Defined Benefit Plans [Member] | Other [Member] | Hierarchial Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Ending balance	2,631,000	[20]	3,200,000	[20]
Fair value of plan assets	2,631,000	[20]	3,200,000	[20]
Postretirement Medical Benefits [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employee contributions	2,445,000		2,492,000
Company contributions	3,900,000		3,800,000		3,800,000
Net benefits and expenses paid	(6,820,000)		(6,615,000)
Minimum [Member] | U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Estimated contributions in the next year	20,000,000
Maximum [Member] | U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Estimated contributions in the next year	$ 25,000,000

[1]	U.S. Large Cap funds seek to outperform the Russell 1000 (R) Index with investments in 1,000 large and medium capitalization U.S. companies represented in the Russell 1000 (R) Index, which is composed of the largest 1,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization. The Russell 3000 (R) Index is composed of the largest U.S. equities as determined by market capitalization.
[2]	U.S. Small Cap funds seek to outperform the Russell 2000 (R) Index with investments in medium and small capitalization U.S. companies represented in the Russell 2000 (R) Index, which is composed of the smallest 2,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization.
[3]	International Large Cap funds seek to outperform the MSCI Europe, Australia, and Far East Index with investments in most of the developed nations of the world so as to maintain a high degree of diversification among countries and currencies.
[4]	Emerging Markets funds represent a diversified portfolio that seeks high, long-term returns comparable to investments in emerging markets by investing in stocks from newly developed emerging market economies.
[5]	Less than 1% of holdings are in the Emerging Markets category in 2010.
[6]	Long-Term Government/Credit funds seek to outperform the Barclays Capital U.S. Long-Term Government/Credit Index by generating excess return through a variety of diversified strategies in securities with longer durations, such as sector rotation, security selection and tactical use of high-yield bonds.
[7]	Intermediate Bonds seek to outperform the Barclays Capital U.S. Aggregate Bond Index by generating excess return through a variety of diversified strategies in securities with short to intermediate durations, such as sector rotation, security selection and tactical use of high-yield bonds.
[8]	Multi-strategy hedge funds represents a fund of hedge funds that invest in a variety of private equity funds and real estate. Level III rollforward details have not been provided due to immateriality.
[9]	Details have not been provided due to immateriality.
[10]	North American Companies represents U.S. and Canadian large cap equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World USA Index and FTSE All-World Canada Index)
[11]	U.K. Companies represents a U.K. equity index fund, which is passively managed and tracks the FTSE All-Share Index
[12]	European companies represents a European equity index fund, which is passively managed and tracks the FTSE All-World Developed Europe Ex-U.K. Index
[13]	Asian Pacific Companies represents Japanese and Pacific Rim equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World Japan Index and FTSE All-World Developed Asia Pacific Ex-Japan Index)
[14]	Global Equity represents actively managed, global equity funds taking a top-down strategic view on the different regions by analyzing companies based on fundamentals, market-driven, thematic and quantitative factors to generate alpha
[15]	Emerging Markets represents a diversified portfolio of shares issued by companies in any developing or emerging country of Latin America, Asia, Eastern Europe, the Middle East, and Africa using a bottom-up stock selection process
[16]	Less than 1% of holdings are in the Emerging Markets category in 2010
[17]	U.K. Government Gilt Index represents U.K. government issued fixed income investments which are passively managed and track the respective benchmarks (FTSE U.K. Gilt Index-Linked Over 5 Years Index and FTSE U.K. Gilt Over 15 Years Index)
[18]	U.K. Corporate Bond Index represents U.K. corporate bond investments, which are passively managed and track the iBoxx Over 15 years £ Non-Gilt Index
[19]	Global Fixed Income Bond represents mostly European fixed income investment funds that are actively managed, diversified and primarily invested in traditional government bonds, high-quality corporate bonds, asset backed securities, emerging market debt and high yield corporates
[20]	Includes assets held by plans outside the U.K. and The Netherlands. Details, including Level III rollforward details, have not been provided due to immateriality

Pension and Postretirement Benefits (Accumulated and Projected Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Benefit Obligation	$ 640,162	$ 518,443
Accumulated benefit obligation	623,169	510,302
Fair value of plan assets	$ 473,801	$ 379,351

Legal Matters and Contingencies (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 sites	Dec. 31, 2011 sites
Loss Contingencies [Line Items]
Number of global sites included in export compliance process		40
Number of former public waste disposal sites	7	7
Bureau of Industry and Security [Member]
Loss Contingencies [Line Items]
Approximate agreed payment of combined civil penalty		2.5
Company sites to receive compliance audit		16
Charges of unlicensed exports		228
Office of Foreign Asset Control [Member]
Loss Contingencies [Line Items]
Approximate agreed payment of combined civil penalty		0.5
Alleged violations of sancioned programs		58
Oil-for-Food Program [Member]
Loss Contingencies [Line Items]
Number of French companies for investigation	170	170
Number of participants in U.N Oil-for-Food Program	93	93
Number of foreign subsidiaries	2	2

Warranty Reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance	$ 34,374	$ 38,024	$ 36,936
Accruals for warranty expense, net of adjustments	35,535	24,779	34,456
Settlements made	(31,876)	(28,429)	(33,368)
Ending balance	$ 38,033	$ 34,374	$ 38,024

Shareholders' Equity (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended											3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended
	May 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 15, 2012	Feb. 20, 2012	Dec. 15, 2011	Sep. 12, 2011	Feb. 21, 2011	Feb. 22, 2010	Feb. 27, 2008	Feb. 20, 2012 Dividend Declared [Member]	Dec. 31, 2011 Share Repurchase Program 2008 [Member]	May 31, 2012 Share Repurchase Program 2011 [Member]	Dec. 31, 2011 Share Repurchase Program 2011 [Member]	Jun. 15, 2012 ASR Program [Member]
Subsequent Event [Line Items]
Dividends on Common Stock, minimum										$ 0.32			$ 0.29	$ 0.27		$ 0.32
Dividends on Common Stock, maximum										$ 0.36			$ 0.32	$ 0.29		$ 0.36
Repurchases of shares, value		$ 350,800,000	$ 12,200,000	$ 372,900,000	$ 26,000,000	$ 150,000,000	$ 46,016,000	$ 40,955,000									$ 7,300,000		$ 101,600,000	$ 300,000,000
Authorized amount to be repurchased	1,000,000,000																			300,000,000
Maximum value of shares authorized to be repurchased under share repurchase program												300,000,000			300,000,000
Approved replenishment for stock repurchases											300,000,000
Remaining authorized repuchase capacity				624,700,000		300,000,000												233,000,000
Repurchase of shares		3,307,003	100,000	3,492,003	212,500	1,482,833	450,000	544,500												2,260,738
Treasury stock, percentage, acquired																				80.00%
Number of shares repurchased to date						4,218,433
Shares repurchased to date, value						401,900,000
Average cost per share																				$ 106.16
Treasury stock, percentage, delivered at program settlement																				20.00%
Bridge Loan		$ 250,000,000		$ 250,000,000		$ 0			$ 250,000,000

Income Taxes (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
U.S. federal												$ 42,596,000	$ 12,557,000	$ 19,544,000
Non-U.S.												95,677,000	93,046,000	125,160,000
State and local												6,567,000	1,468,000	6,566,000
Total current												144,840,000	107,071,000	151,270,000
Deferred:
U.S. federal												19,086,000	34,732,000	3,842,000
Non-U.S.												(11,918,000)	(2,830,000)	1,118,000
State and local												6,516,000	2,623,000	230,000
Total deferred												13,684,000	34,525,000	5,190,000
Total provision	39,580,000			38,227,000						75,095,000	71,857,000	158,524,000	141,596,000	156,460,000
Tax deductions related to exercise of non-qualified employee stock options and vesting of restricted stock												5,700,000	10,000,000	400,000
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Statutory federal income tax at 35%												205,700,000	185,600,000	204,700,000
Foreign impact, net												(55,000,000)	(37,600,000)	(49,100,000)
Change in valuation allowances												3,600,000	(2,300,000)	(1,100,000)
State and local income taxes, net												13,100,000	4,100,000	6,800,000
Meals and entertainment												800,000	900,000	900,000
Other												(9,700,000)	(9,100,000)	(5,700,000)
Effective tax rate	26.70%			27.90%						27.10%	26.90%	27.00%	26.70%	26.80%
Statutory federal income tax rate												35.00%	35.00%	35.00%
(Reduction) increase of foreign valuation allowances												3,500,000	(2,300,000)	900,000
Cumulative amount of undistributed earnings considered permanently reinvested		1,300,000,000										1,300,000,000
Cash and deemed dividend distributions, tax (benefit) expense												9,500,000	8,200,000	2,400,000
Deferred tax assets related to:
Retirement benefits		36,735,000				37,946,000						36,735,000	37,946,000
Net operating loss carryforwards		32,694,000				35,826,000						32,694,000	35,826,000
Compensation accruals		43,418,000				49,809,000						43,418,000	49,809,000
Inventories		50,159,000				46,330,000						50,159,000	46,330,000
Credit carryforwards		44,861,000				30,972,000						44,861,000	30,972,000
Warranty and accrued liabilities		20,451,000				19,768,000						20,451,000	19,768,000
Unrealized foreign exchange gain		2,233,000				0						2,233,000	0
Restructuring charge		730,000				1,315,000						730,000	1,315,000
Other		25,095,000				17,161,000						25,095,000	17,161,000
Total deferred tax assets		256,376,000				239,127,000						256,376,000	239,127,000
Valuation allowances		(17,686,000)				(14,296,000)						(17,686,000)	(14,296,000)
Net deferred tax assets		238,690,000				224,831,000						238,690,000	224,831,000
Deferred tax liabilities related to:
Property, plant and equipment		(33,056,000)				(25,773,000)						(33,056,000)	(25,773,000)
Goodwill and intangibles		(115,634,000)				(102,196,000)						(115,634,000)	(102,196,000)
Unrealized foreign exchange loss		0				(237,000)						0	(237,000)
Foreign equity investments		(8,044,000)				(6,635,000)						(8,044,000)	(6,635,000)
Total deferred tax liabilities		(156,734,000)				(134,841,000)						(156,734,000)	(134,841,000)
Deferred tax assets, net		81,956,000				89,990,000						81,956,000	89,990,000
Net operating loss carryforwards		157,900,000										157,900,000
Earnings before income taxes comprised:
U.S.												247,684,000	201,997,000	142,783,000
Non-U.S.												340,071,000	328,280,000	442,008,000
Total												587,755,000	530,277,000	584,791,000
Reconciliation of the total gross amount of unrecognized tax benefits, excluding interest and penalities:
Beginning balance					104,600,000				130,200,000	93,800,000	104,600,000	104,600,000	130,200,000
Gross amount of (decreases) increases in unrecognized tax benefits resulting from tax positions taken:
During a prior year												1,000,000	(1,200,000)
During the current period												8,800,000	7,200,000
Decreases in unrecognized tax benefits related to:
Settlements with taxing authorities												(9,800,000)	(6,200,000)
Lapse of applicable statute of limitations												(8,300,000)	(21,300,000)
Ending balance		93,800,000				104,600,000						93,800,000	104,600,000	130,200,000
Gross unrecognized tax benefits		118,800,000										118,800,000
Gross unrecognized tax benefits, accrued interest and penalties		25,000,000										25,000,000
Unrecognized tax benefits, if recognized, would favorably impact effective tax rate		75,200,000										75,200,000
Interest and penalties recognized in consolidated statements of income												(1,900,000)	(2,300,000)	4,400,000
Unrecognized tax benefits maximum amount of estimated reduction within the next twelve months	26,900,000	25,700,000								26,900,000		25,700,000
Unrecognized tax benefits minimum amount of estimated reduction within the next twelve months	14,300,000	15,900,000								14,300,000		15,900,000
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation												(2,500,000)	(4,100,000)
Income before income tax	148,065,000	180,200,000	140,000,000	136,951,000	130,600,000	153,000,000	139,900,000	125,400,000	112,000,000	277,122,000	267,577,000	587,755,000	530,277,000	584,791,000
Decrease in unrecognized tax benefits for the period										3,200,000
State [Member]
Deferred tax liabilities related to:
Net operating loss carryforwards		37,100,000										37,100,000
Foreign Tax Authority [Member]
Deferred tax liabilities related to:
Tax credit carryforwards		$ 43,400,000										$ 43,400,000

Business Segment Information (Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 segments		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of operating segments (in segments)														3
Summarized financial information of the reportable segments
Sales to external customers	$ 1,182,225	$ 1,265,400		$ 1,121,800	$ 1,125,752	$ 997,200	$ 1,140,300		$ 971,700	$ 961,100	$ 958,900	$ 2,257,205	$ 2,122,959	$ 4,510,201		$ 4,032,036		$ 4,365,262
Intersegment sales	0				0							0	0	0		0		0
Segment operating income	164,796				140,106							307,319	270,359	618,677		581,352		629,517
Depreciation and amortization														104,821		101,294		95,445
Identifiable assets	4,605,883	4,622,614					4,459,910					4,605,883		4,622,614		4,459,910		4,248,894
Capital expenditures														107,967		102,002		108,448
Gain from sale of manufacturing facility												10,549	595	149		(356)		(864)
FSG [Member]
Segment Reporting Information [Line Items]
Number of operating segments (in segments)														2
Reportable Segment [Member]
Summarized financial information of the reportable segments
Sales to external customers	1,182,225				1,125,752							2,257,205	2,122,959	4,510,201		4,032,036		4,365,262
Intersegment sales	37,651				43,142							74,556	83,628	162,729		118,343		125,215
Segment operating income	179,237				156,238							344,458	308,604	691,419		661,511		746,844
Depreciation and amortization														95,975		92,624		87,211
Identifiable assets		4,202,310					3,799,374							4,202,310		3,799,374		3,442,417
Capital expenditures														101,345		97,920		98,746
EPD [Member]
Summarized financial information of the reportable segments
Sales to external customers	570,494				539,213							1,090,336	1,038,973	2,239,405		2,087,040		2,249,265
Intersegment sales	16,163				18,080							31,129	42,091	81,978		65,636		67,023
Segment operating income	95,054				86,686							187,231	178,442	395,184		412,622		434,840
Depreciation and amortization														41,199		39,629		42,168
Identifiable assets		2,055,600					1,791,886							2,055,600		1,791,886		1,729,817
Capital expenditures														44,714		54,478		44,037
Gain from sale of manufacturing facility												10,400
IPD [Member]
Summarized financial information of the reportable segments
Sales to external customers	212,354				202,483							405,735	363,395	802,864		754,826		919,355
Intersegment sales	19,326				22,033							39,131	37,446	75,337		45,358		51,616
Segment operating income	23,830				9,617							41,181	22,693	62,906		68,480		107,886
Depreciation and amortization														13,864		18,089		15,903
Identifiable assets		740,179					664,573							740,179		664,573		700,992
Capital expenditures														12,834		12,130		22,351
FCD [Member]
Summarized financial information of the reportable segments
Sales to external customers	399,377				384,056							761,134	720,591	1,467,932		1,190,170		1,196,642
Intersegment sales	2,162				3,029							4,296	4,091	5,414		7,349		6,576
Segment operating income	60,353				59,935							116,046	107,469	233,329		180,409		204,118
Depreciation and amortization														40,912		34,906		29,140
Identifiable assets		1,406,531					1,342,915							1,406,531		1,342,915		1,011,608
Capital expenditures														43,797		31,312		32,358
Eliminations and All Others [Member]
Summarized financial information of the reportable segments
Sales to external customers	0				0							0	0	0	[1]	0	[1]	0	[1]
Intersegment sales	(37,651)				(43,142)							(74,556)	(83,628)	(162,729)	[1]	(118,343)	[1]	(125,215)	[1]
Segment operating income	(14,441)				(16,132)							(37,139)	(38,245)	(72,742)	[1]	(80,159)	[1]	(117,327)	[1]
Depreciation and amortization														8,846	[1]	8,670	[1]	8,234	[1]
Identifiable assets		420,304	[1]				660,536	[1]						420,304	[1]	660,536	[1]	806,477	[1]
Capital expenditures														$ 6,622	[1]	$ 4,082	[1]	$ 9,702	[1]

[1]	The changes in identifiable assets for "Eliminations and All Other" in 2011, 2010 and 2009 are primarily a result of changes in cash balances.

Business Segment Information (Sales and Long-lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,182,225	$ 1,265,400		$ 1,121,800	$ 1,125,752	$ 997,200	$ 1,140,300		$ 971,700	$ 961,100	$ 958,900	$ 2,257,205	$ 2,122,959	$ 4,510,201		$ 4,032,036		$ 4,365,262
Percentage, Sales														100.00%		100.00%		100.00%
Long-Lived Assets		1,976,417					1,911,823							1,976,417		1,911,823		1,718,248
Percentage, Long-Lived Assets		100.00%					100.00%							100.00%		100.00%		100.00%
Sales Revenue, Goods, Net [Member] | Geographic Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of net sales to international customers, to total sales														73.00%		73.00%		73.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														1,507,209		1,331,818		1,416,739
Percentage, Sales														33.40%		33.00%		32.50%
Long-Lived Assets		1,095,616					1,031,184							1,095,616		1,031,184		1,034,055
Percentage, Long-Lived Assets		55.40%					53.90%							55.40%		53.90%		60.20%
EMA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														1,954,212	[1]	1,844,291	[1]	2,142,371	[1]
Percentage, Sales														43.30%	[1]	45.70%	[1]	49.10%	[1]
Long-Lived Assets		671,305	[1]				687,495	[1]						671,305	[1]	687,495	[1]	510,391	[1]
Percentage, Long-Lived Assets		34.00%	[1]				36.00%	[1]						34.00%	[1]	36.00%	[1]	29.70%	[1]
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage, Sales														9.00%		9.00%		12.00%
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage, Long-Lived Assets		10.00%					10.00%							10.00%		10.00%
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														517,375	[2]	423,461	[2]	405,456	[2]
Percentage, Sales														11.50%	[2]	10.50%	[2]	9.30%	[2]
Long-Lived Assets		100,344	[2]				96,040	[2]						100,344	[2]	96,040	[2]	88,770	[2]
Percentage, Long-Lived Assets		5.10%	[2]				5.00%	[2]						5.10%	[2]	5.00%	[2]	5.20%	[2]
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														531,405	[3]	432,466	[3]	400,696	[3]
Percentage, Sales														11.80%	[3]	10.80%	[3]	9.10%	[3]
Long-Lived Assets		$ 109,152	[3]				$ 97,104	[3]						$ 109,152	[3]	$ 97,104	[3]	$ 85,032	[3]
Percentage, Long-Lived Assets		5.50%	[3]				5.10%	[3]						5.50%	[3]	5.10%	[3]	4.90%	[3]

[1]	EMA" includes Europe, the Middle East and Africa. Germany accounted for approximately 9% of 2011, 9% of 2010 and 12% of 2009 consolidated sales, and Italy accounted for approximately 10% of consolidated long-lived assets in 2011 and 2010. No other individual country within this group represents 10% or more of consolidated totals for any period presented.
[2]	Asia" includes Asia and Australia. No individual country within this group represents 10% or more of consolidated totals for any period presented.
[3]	Other" includes Canada and Latin America. No individual country within this group represents 10% or more of consolidated totals for any period presented.

Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Components of accumulated other comprehensive loss, net of tax
Foreign currency translation adjustment	$ (79,267)	[1],[2]	$ (22,425)	[1],[2]	$ (11,813)	[1],[2]
Pension and postretirement effects	(134,774)		(126,284)		(132,680)
Cash flow hedging activity	(735)		(428)		(3,251)
Accumulated other comprehensive loss	$ (214,776)		$ (149,137)		$ (147,744)

[1]	Includes foreign currency translation adjustments attributable to noncontrolling interests.
[2]	Foreign currency translation adjustments in 2011 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2011 as compared with December 31, 2010. Foreign currency translation adjustments in 2010 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2010 as compared with December 31, 2009.

Quarterly Financial Data (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Sales	$ 1,182,225,000	$ 1,265,400,000	$ 1,121,800,000	$ 1,125,752,000	$ 997,200,000	$ 1,140,300,000	$ 971,700,000	$ 961,100,000	$ 958,900,000	$ 2,257,205,000	$ 2,122,959,000	$ 4,510,201,000	$ 4,032,036,000	$ 4,365,262,000
Gross profit	384,602,000	420,000,000	376,600,000	369,338,000	347,700,000	384,500,000	333,500,000	343,400,000	348,300,000	743,785,000	717,033,000	1,513,646,000	1,409,693,000	1,548,132,000
Earnings before income taxes	148,065,000	180,200,000	140,000,000	136,951,000	130,600,000	153,000,000	139,900,000	125,400,000	112,000,000	277,122,000	267,577,000	587,755,000	530,277,000	584,791,000
Net earnings attributable to Flowserve Corporation	107,316,000	125,100,000	107,800,000	98,732,000	97,000,000	112,600,000	103,900,000	91,600,000	80,200,000	200,441,000	195,715,000	428,582,000	388,290,000	427,887,000
Earnings per share:
Basic (in dollars per share)	$ 1.99	$ 2.27	$ 1.94	$ 1.77	$ 1.74	$ 2.02	$ 1.86	$ 1.64	$ 1.44	$ 3.7	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted (in dollars per share)	$ 1.98	$ 2.25	$ 1.92	$ 1.76	$ 1.72	$ 2	$ 1.84	$ 1.62	$ 1.42	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Realignment Program charges, incurred						$ 8,100,000						$ 91,200,000

Guarantor Financial Data (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 175,213	$ 337,356	$ 221,312	$ 557,579	$ 654,320	$ 472,056
Accounts receivable, net	1,057,642	1,060,249		839,566
Intercompany receivables, current	0	0		0
Inventories, net	1,149,178	1,008,379		886,731
Other current assets	235,614	222,370		239,868
Total current assets	2,617,647	2,628,354		2,523,744
Property, plant and equipment, net	591,805	598,746		581,245
Goodwill	1,042,410	1,045,077		1,012,530	864,927
Intercompany receivables, noncurrent	0	0		0
Investment in consolidated subsidiaries	0	0		0
Other assets, net	354,021	350,437		342,391
Total assets	4,605,883	4,622,614		4,459,910	4,248,894
Accounts payable	541,925	597,342		571,021
Intercompany payables, current	0	0		0
Accrued liabilities	831,182	808,601		817,837
Debt due within one year	370,635	53,623		51,481
Deferred taxes	8,848	10,755		16,036
Total current liabilities	1,752,590	1,470,321		1,456,375
Long-term debt due after one year	426,140	451,593		476,230
Intercompany payables, noncurrent	0	0		0
Retirement obligations and other liabilities	429,549	422,470		414,272
Total liabilities	2,608,279	2,344,384		2,346,877
Total Flowserve Corporation shareholders’ equity	1,987,600	2,269,813		2,103,022
Noncontrolling interest	10,004	8,417		10,011
Total equity	1,997,604	2,278,230		2,113,033	1,801,747	1,374,198
Total liabilities and equity	4,605,883	4,622,614		4,459,910
Parent (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	14,879	150,308	74,382	211,507	115,208	87,184
Accounts receivable, net	0	0		0
Intercompany receivables, current	8,811	0		0
Inventories, net	0	0		0
Other current assets	1,941	1,530		775
Total current assets	25,631	151,838		212,282
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Intercompany receivables, noncurrent	475,000	475,000		500,000
Investment in consolidated subsidiaries	2,257,361	2,122,734		1,884,896
Other assets, net	8,898	10,039		13,268
Total assets	2,766,890	2,759,611		2,610,446
Accounts payable	0	0		0
Intercompany payables, current	11	223		177
Accrued liabilities	8,135	6,143		4,463
Debt due within one year	337,500	25,000		25,000
Deferred taxes	0	0		0
Total current liabilities	345,646	31,366		29,640
Long-term debt due after one year	425,000	450,000		475,000
Intercompany payables, noncurrent	1,144	1,144		1,144
Retirement obligations and other liabilities	7,500	7,288		1,640
Total liabilities	779,290	489,798		507,424
Total Flowserve Corporation shareholders’ equity	1,987,600	2,269,813		2,103,022
Noncontrolling interest	0	0		0
Total equity	1,987,600	2,269,813		2,103,022
Total liabilities and equity	2,766,890	2,759,611		2,610,446
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	256,748	271,571		208,786
Intercompany receivables, current	121,777	118,292		102,926
Inventories, net	386,409	357,870		276,379
Other current assets	102,186	94,413		103,962
Total current assets	867,120	842,146		692,053
Property, plant and equipment, net	191,364	194,671		191,451
Goodwill	671,858	673,013		633,678
Intercompany receivables, noncurrent	37,105	14,697		42,964
Investment in consolidated subsidiaries	1,434,339	1,336,856		1,257,037
Other assets, net	187,675	184,855		166,046
Total assets	3,389,461	3,246,238		2,983,229
Accounts payable	139,136	153,137		149,067
Intercompany payables, current	71,212	33,660		25,248
Accrued liabilities	246,021	271,535		255,323
Debt due within one year	15	5		5
Deferred taxes	0	0		0
Total current liabilities	456,384	458,337		429,643
Long-term debt due after one year	20	40		60
Intercompany payables, noncurrent	475,000	475,000		500,000
Retirement obligations and other liabilities	200,696	190,127		168,630
Total liabilities	1,132,100	1,123,504		1,098,333
Total Flowserve Corporation shareholders’ equity	2,257,361	2,122,734		1,884,896
Noncontrolling interest	0	0		0
Total equity	2,257,361	2,122,734		1,884,896
Total liabilities and equity	3,389,461	3,246,238		2,983,229
Nonguarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	160,334	187,048	146,930	346,072	539,112	384,872
Accounts receivable, net	800,894	788,678		630,780
Intercompany receivables, current	62,412	33,883		25,425
Inventories, net	762,769	650,509		610,352
Other current assets	131,487	126,427		135,131
Total current assets	1,917,896	1,786,545		1,747,760
Property, plant and equipment, net	400,441	404,075		389,794
Goodwill	370,552	372,064		378,852
Intercompany receivables, noncurrent	1,144	1,144		1,144
Investment in consolidated subsidiaries	0	0		0
Other assets, net	157,448	155,543		163,077
Total assets	2,847,481	2,719,371		2,680,627
Accounts payable	402,789	444,205		421,954
Intercompany payables, current	121,777	118,292		102,926
Accrued liabilities	577,026	530,923		558,051
Debt due within one year	33,120	28,618		26,476
Deferred taxes	8,848	10,755		16,036
Total current liabilities	1,143,560	1,132,793		1,125,443
Long-term debt due after one year	1,120	1,553		1,170
Intercompany payables, noncurrent	37,105	14,697		42,964
Retirement obligations and other liabilities	221,353	225,055		244,002
Total liabilities	1,403,138	1,374,098		1,413,579
Total Flowserve Corporation shareholders’ equity	1,434,339	1,336,856		1,257,037
Noncontrolling interest	10,004	8,417		10,011
Total equity	1,444,343	1,345,273		1,267,048
Total liabilities and equity	2,847,481	2,719,371		2,680,627
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Intercompany receivables, current	(193,000)	(152,175)		(128,351)
Inventories, net	0	0		0
Other current assets	0	0		0
Total current assets	(193,000)	(152,175)		(128,351)
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Intercompany receivables, noncurrent	(513,249)	(490,841)		(544,108)
Investment in consolidated subsidiaries	(3,691,700)	(3,459,590)		(3,141,933)
Other assets, net	0	0		0
Total assets	(4,397,949)	(4,102,606)		(3,814,392)
Accounts payable	0	0		0
Intercompany payables, current	(193,000)	(152,175)		(128,351)
Accrued liabilities	0	0		0
Debt due within one year	0	0		0
Deferred taxes	0	0		0
Total current liabilities	(193,000)	(152,175)		(128,351)
Long-term debt due after one year	0	0		0
Intercompany payables, noncurrent	(513,249)	(490,841)		(544,108)
Retirement obligations and other liabilities	0	0		0
Total liabilities	(706,249)	(643,016)		(672,459)
Total Flowserve Corporation shareholders’ equity	(3,691,700)	(3,459,590)		(3,141,933)
Noncontrolling interest	0	0		0
Total equity	(3,691,700)	(3,459,590)		(3,141,933)
Total liabilities and equity	$ (4,397,949)	$ (4,102,606)		$ (3,814,392)

Guarantor Financial Data (Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Sales	$ 1,182,225	$ 1,265,400	$ 1,121,800	$ 1,125,752	$ 997,200	$ 1,140,300	$ 971,700	$ 961,100	$ 958,900	$ 2,257,205	$ 2,122,959	$ 4,510,201	$ 4,032,036	$ 4,365,262
Cost of sales	(797,623)			(756,414)						(1,513,420)	(1,405,926)	(2,996,555)	(2,622,343)	(2,817,130)
Gross profit	384,602	420,000	376,600	369,338	347,700	384,500	333,500	343,400	348,300	743,785	717,033	1,513,646	1,409,693	1,548,132
Selling, general and administrative expense	(223,892)			(232,983)						(445,781)	(455,622)	(914,080)	(844,990)	(934,451)
Net earnings from affiliates	4,086			3,751						9,315	8,948	19,111	16,649	15,836
Net earnings from consolidated subsidiaries, net	0			0						0	0	0	0	0
Operating income	164,796			140,106						307,319	270,359	618,677	581,352	629,517
Interest income (expense), net	(8,685)			(9,140)						(17,212)	(17,256)	(34,600)	(32,726)	(36,758)
Other income (expense), net	(8,046)			5,985						(12,985)	14,474	3,678	(18,349)	(7,968)
Earnings before income taxes	148,065	180,200	140,000	136,951	130,600	153,000	139,900	125,400	112,000	277,122	267,577	587,755	530,277	584,791
Provision for income taxes	(39,580)			(38,227)						(75,095)	(71,857)	(158,524)	(141,596)	(156,460)
Net earnings, including noncontrolling interests	108,485			98,724						202,027	195,720	429,231	388,681	428,331
Less: Net (earnings) loss attributable to noncontrolling interests	(1,169)			8						(1,586)	(5)	(649)	(391)	(444)
Net earnings attributable to Flowserve Corporation	107,316	125,100	107,800	98,732	97,000	112,600	103,900	91,600	80,200	200,441	195,715	428,582	388,290	427,887
Comprehensive income attributable to Flowserve Corporation	51,353			126,223						179,236	271,439	362,991	386,812	490,179
Parent (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	0			0						0	0	0	0	0
Cost of sales	0			0						0	0	0	0	0
Gross profit	0			0						0	0	0	0	0
Selling, general and administrative expense	(1,861)			(1,567)						(2,981)	(4,034)	(7,236)	458	(11,093)
Net earnings from affiliates	0			0						0	0	0	0	0
Net earnings from consolidated subsidiaries, net	109,167			100,138						203,517	199,613	434,436	382,515	425,553
Operating income	107,306			98,571						200,536	195,579	427,200	382,973	414,460
Interest income (expense), net	(747)			(394)						(1,348)	(644)	(1,088)	16,257	11,205
Other income (expense), net	0			0						0	0	0	(1,606)	(20)
Earnings before income taxes	106,559			98,177						199,188	194,935	426,112	397,624	425,645
Provision for income taxes	757			555						1,253	780	2,470	(9,334)	2,242
Net earnings, including noncontrolling interests	107,316			98,732						200,441	195,715	428,582	388,290	427,887
Less: Net (earnings) loss attributable to noncontrolling interests	0			0						0	0	0	0	0
Net earnings attributable to Flowserve Corporation	107,316			98,732						200,441	195,715	428,582	388,290	427,887
Comprehensive income attributable to Flowserve Corporation	51,353			126,223						179,236	271,439	362,991	386,812	490,179
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	457,165			439,409						892,911	835,213	1,735,809	1,518,779	1,598,143
Cost of sales	(303,806)			(283,389)						(589,956)	(537,724)	(1,104,642)	(966,167)	(997,798)
Gross profit	153,359			156,020						302,955	297,489	631,167	552,612	600,345
Selling, general and administrative expense	(95,145)			(89,921)						(195,374)	(179,834)	(368,818)	(355,139)	(426,100)
Net earnings from affiliates	635			1,007						1,955	2,042	3,819	2,767	3,564
Net earnings from consolidated subsidiaries, net	74,995			58,738						134,605	124,821	272,111	258,712	319,825
Operating income	133,844			125,844						244,141	244,518	538,279	458,952	497,634
Interest income (expense), net	(4,919)			(4,090)						(9,377)	(8,773)	(18,615)	(34,372)	(28,844)
Other income (expense), net	1,185			(1,187)						1,849	(2,772)	(2,858)	2,839	(651)
Earnings before income taxes	130,110			120,567						236,613	232,973	516,806	427,419	468,139
Provision for income taxes	(20,943)			(20,429)						(33,096)	(33,360)	(82,370)	(44,904)	(42,586)
Net earnings, including noncontrolling interests	109,167			100,138						203,517	199,613	434,436	382,515	425,553
Less: Net (earnings) loss attributable to noncontrolling interests	0			0						0	0	0	0	0
Net earnings attributable to Flowserve Corporation	109,167			100,138						203,517	199,613	434,436	382,515	425,553
Comprehensive income attributable to Flowserve Corporation	53,115			128,305						182,603	275,766	369,193	381,438	487,844
Nonguarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	815,552			772,957						1,535,573	1,448,697	3,120,802	2,805,970	3,035,721
Cost of sales	(584,309)			(559,639)						(1,094,743)	(1,029,153)	(2,238,323)	(1,948,889)	(2,087,934)
Gross profit	231,243			213,318						440,830	419,544	882,479	857,081	947,787
Selling, general and administrative expense	(126,886)			(141,495)						(247,426)	(271,754)	(538,026)	(490,309)	(497,258)
Net earnings from affiliates	3,451			2,744						7,360	6,906	15,292	13,882	12,272
Net earnings from consolidated subsidiaries, net	0			0						0	0	0	0	0
Operating income	107,808			74,567						200,764	154,696	359,745	380,654	462,801
Interest income (expense), net	(3,019)			(4,656)						(6,487)	(7,839)	(14,897)	(14,611)	(19,119)
Other income (expense), net	(9,231)			7,172						(14,834)	17,246	6,536	(19,582)	(7,297)
Earnings before income taxes	95,558			77,083						179,443	164,103	351,384	346,461	436,385
Provision for income taxes	(19,394)			(18,353)						(43,252)	(39,277)	(78,624)	(87,358)	(116,116)
Net earnings, including noncontrolling interests	76,164			58,730						136,191	124,826	272,760	259,103	320,269
Less: Net (earnings) loss attributable to noncontrolling interests	(1,169)			8						(1,586)	(5)	(649)	(391)	(444)
Net earnings attributable to Flowserve Corporation	74,995			58,738						134,605	124,821	272,111	258,712	319,825
Comprehensive income attributable to Flowserve Corporation	17,933			85,827						111,396	198,774	216,653	249,035	355,781
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	(90,492)			(86,614)						(171,279)	(160,951)	(346,410)	(292,713)	(268,602)
Cost of sales	90,492			86,614						171,279	160,951	346,410	292,713	268,602
Gross profit	0			0						0	0	0	0	0
Selling, general and administrative expense	0			0						0	0	0	0	0
Net earnings from affiliates	0			0						0	0	0	0	0
Net earnings from consolidated subsidiaries, net	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Operating income	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Interest income (expense), net	0			0						0	0	0	0	0
Other income (expense), net	0			0						0	0	0	0	0
Earnings before income taxes	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Provision for income taxes	0			0						0	0	0	0	0
Net earnings, including noncontrolling interests	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Less: Net (earnings) loss attributable to noncontrolling interests	0			0						0	0	0	0	0
Net earnings attributable to Flowserve Corporation	(184,162)			(158,876)						(338,122)	(324,434)	(706,547)	(641,227)	(745,378)
Comprehensive income attributable to Flowserve Corporation	$ (71,048)			$ (214,132)						$ (293,999)	$ (474,540)	$ (585,846)	$ (630,473)	$ (843,625)

Guarantor Financial Data (Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		$ 60,375	$ (237,795)	$ 218,213	$ 355,775	$ 431,277
Capital expenditures		(56,885)	(48,498)	(107,967)	(102,002)	(108,448)
Payments for acquisitions, net of cash acquired		(3,996)	(890)	(90,505)	(199,396)	(30,750)
Intercompany return of capital			0	0	0	0
Intercompany capital contributions					0
Intercompany loan proceeds				0	0	0
Intercompany loan payments		0	0		0
Proceeds from disposal of assets		7,902	3,735	4,269	11,030	556
Affiliate investing activity, net		(1,620)	0	0	3,651	0
Net cash flows used by investing activities		(54,599)	(45,653)	(194,203)	(286,717)	(138,642)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		10,946	5,021	5,668	10,048	1,174
Payments on long-term debt	(6,300)	(12,500)	(12,500)	(25,000)	(544,016)	(5,682)
Proceeds from issuance of long-term debt				0	500,000	0
Payments of deferred loan costs				0	(11,596)	(2,764)
Proceeds from short-term financing		300,000	0
Net borrowings (payments) under other financing arrangements		4,826	4,348	1,581	2,421	(684)
Intercompany loan payments, financing				0	0	0
Intercompany capital contributions, financing					0
Intercompany distribution of capital			0	0	0	0
Intercompany dividend		0	0	0	0	0
All other financing activities, net		(460)	224	(1,648)	5,443	1,037
Repurchases of common shares		(432,898)	(26,025)	(150,000)	(46,015)	(40,955)
Payments of dividends		(37,082)	(33,977)	(69,557)	(63,582)	(59,204)
Proceeds from (Payments to) Noncontrolling Interests				0	4,384	327
Intercompany loan proceeds, financing		0	0		0
Net cash flows used by financing activities		(167,168)	(62,909)	(238,956)	(142,913)	(107,078)
Effect of exchange rate changes on cash		(751)	10,090	(5,277)	(22,886)	(3,293)
Net change in cash and cash equivalents		(162,143)	(336,267)	(220,223)	(96,741)	182,264
Cash and cash equivalents at beginning of period		337,356	557,579	557,579	654,320	472,056
Cash and cash equivalents at end of period	175,213	175,213	221,312	337,356	557,579	654,320
Parent (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		47,299	(64,847)	157,811	211,543	128,053
Capital expenditures		0	0	0	0	0
Payments for acquisitions, net of cash acquired		0	0	0	0	0
Intercompany return of capital			0	0	0	0
Intercompany capital contributions					0
Intercompany loan proceeds				25,000	44,039	5,637
Intercompany loan payments		0	0		0
Proceeds from disposal of assets		0		0	0	0
Affiliate investing activity, net		0			0
Net cash flows used by investing activities		0	0	25,000	44,039	5,637
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		0	0	0	0	0
Payments on long-term debt		(12,500)	(12,500)	(25,000)	(544,016)	(5,682)
Proceeds from issuance of long-term debt					500,000
Payments of deferred loan costs					(11,596)	(2,764)
Proceeds from short-term financing		300,000
Net borrowings (payments) under other financing arrangements		0	0	0	0	0
Intercompany loan payments, financing				0	0	0
Intercompany capital contributions, financing					0
Intercompany distribution of capital				0	0	0
Intercompany dividend		0	0	0	0	0
All other financing activities, net		(248)	224	547	5,926	2,939
Repurchases of common shares		(432,898)	(26,025)	(150,000)	(46,015)	(40,955)
Payments of dividends		(37,082)	(33,977)	(69,557)	(63,582)	(59,204)
Proceeds from (Payments to) Noncontrolling Interests					0
Intercompany loan proceeds, financing		0	0		0
Net cash flows used by financing activities		(182,728)	(72,278)	(244,010)	(159,283)	(105,666)
Effect of exchange rate changes on cash		0	0	0	0	0
Net change in cash and cash equivalents		(135,429)	(137,125)	(61,199)	96,299	28,024
Cash and cash equivalents at beginning of period		150,308	211,507	211,507	115,208	87,184
Cash and cash equivalents at end of period	14,879	14,879	74,382	150,308	211,507	115,208
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		75,572	53,008	133,598	122,426	55,882
Capital expenditures		(15,334)	(13,964)	(30,138)	(34,599)	(37,094)
Payments for acquisitions, net of cash acquired		0	(890)	(90,505)	0	0
Intercompany return of capital			18,971	109,432	192,400	139,860
Intercompany capital contributions					(120,000)
Intercompany loan proceeds				28,267	177,152	740
Intercompany loan payments		(22,409)	(62,261)		(120,000)
Proceeds from disposal of assets		74	125	130	8,579	151
Affiliate investing activity, net		0			0
Net cash flows used by investing activities		(37,669)	(58,019)	17,186	103,532	103,657
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		10,946	5,021	5,668	10,048	1,174
Payments on long-term debt		0	0	0	0	0
Proceeds from issuance of long-term debt					0
Payments of deferred loan costs					0	0
Proceeds from short-term financing		0
Net borrowings (payments) under other financing arrangements		(10)	(10)	(20)	(325)	(336)
Intercompany loan payments, financing				(25,000)	(44,388)	(78,133)
Intercompany capital contributions, financing					0
Intercompany distribution of capital			0	0	0	0
Intercompany dividend		(48,839)	0	(131,432)	(191,293)	(82,244)
All other financing activities, net		0	0	0	0	0
Repurchases of common shares		0	0	0	0	0
Payments of dividends		0	0	0	0	0
Proceeds from (Payments to) Noncontrolling Interests					0
Intercompany loan proceeds, financing		0	0		0
Net cash flows used by financing activities		(37,903)	5,011	(150,784)	(225,958)	(159,539)
Effect of exchange rate changes on cash		0	0	0	0	0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents at beginning of period		0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0	0
Nonguarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		(3,971)	(215,775)	79,262	233,715	394,305
Capital expenditures		(41,551)	(34,534)	(77,829)	(67,403)	(71,354)
Payments for acquisitions, net of cash acquired		(3,996)	0	0	(199,396)	(30,750)
Intercompany return of capital			0	0	0	0
Intercompany capital contributions					0
Intercompany loan proceeds				0	349	72,496
Intercompany loan payments		0	0		0
Proceeds from disposal of assets		7,828	3,610	4,139	2,451	405
Affiliate investing activity, net		(1,620)			3,651
Net cash flows used by investing activities		(39,339)	(30,924)	(73,690)	(260,348)	(29,203)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		0	0	0	0	0
Payments on long-term debt		0	0	0	0	0
Proceeds from issuance of long-term debt					0
Payments of deferred loan costs					0	0
Proceeds from short-term financing		0
Net borrowings (payments) under other financing arrangements		4,836	4,358	1,601	2,746	(348)
Intercompany loan payments, financing				(28,267)	(177,152)	(740)
Intercompany capital contributions, financing					120,000
Intercompany distribution of capital			(18,971)	(109,432)	(192,400)	(139,860)
Intercompany dividend		(9,686)	(10,181)	(21,026)	(20,616)	(64,719)
All other financing activities, net		(212)	0	(2,195)	(483)	(1,902)
Repurchases of common shares		0	0	0	0	0
Payments of dividends		0	0	0	0	0
Proceeds from (Payments to) Noncontrolling Interests					4,384
Intercompany loan proceeds, financing		22,409	62,261		120,000
Net cash flows used by financing activities		17,347	37,467	(159,319)	(143,521)	(207,569)
Effect of exchange rate changes on cash		(751)	10,090	(5,277)	(22,886)	(3,293)
Net change in cash and cash equivalents		(26,714)	(199,142)	(159,024)	(193,040)	154,240
Cash and cash equivalents at beginning of period		187,048	346,072	346,072	539,112	384,872
Cash and cash equivalents at end of period	160,334	160,334	146,930	187,048	346,072	539,112
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		(58,525)	(10,181)	(152,458)	(211,909)	(146,963)
Capital expenditures		0	0	0	0	0
Payments for acquisitions, net of cash acquired		0	0	0	0	0
Intercompany return of capital			(18,971)	(109,432)	(192,400)	(139,860)
Intercompany capital contributions					120,000
Intercompany loan proceeds				(53,267)	(221,540)	(78,873)
Intercompany loan payments		22,409	62,261		120,000
Proceeds from disposal of assets		0	0	0	0	0
Affiliate investing activity, net		0			0
Net cash flows used by investing activities		22,409	43,290	(162,699)	(173,940)	(218,733)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		0	0	0	0	0
Payments on long-term debt		0	0	0	0	0
Proceeds from issuance of long-term debt					0
Payments of deferred loan costs					0	0
Proceeds from short-term financing		0
Net borrowings (payments) under other financing arrangements		0	0	0	0	0
Intercompany loan payments, financing				53,267	221,540	78,873
Intercompany capital contributions, financing					(120,000)
Intercompany distribution of capital			18,971	109,432	192,400	139,860
Intercompany dividend		58,525	10,181	152,458	211,909	146,963
All other financing activities, net		0	0	0	0	0
Repurchases of common shares		0	0	0	0	0
Payments of dividends		0	0	0	0	0
Proceeds from (Payments to) Noncontrolling Interests					0
Intercompany loan proceeds, financing		(22,409)	(62,261)		(120,000)
Net cash flows used by financing activities		36,116	(33,109)	315,157	385,849	365,696
Effect of exchange rate changes on cash		0	0	0	0	0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents at beginning of period		0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0